UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00173
DODGE & COX FUNDS
(Exact name of registrant as specified in charter)

555 California Street, 40th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Roberta R.W. Kameda, Esq.
555 California Street, 40th Floor
San Francisco, CA 94104
(Name and address of agent for service)
Registrant's telephone number, including area code:
415-981-1710
Date of fiscal year end:
December 31, 2025
Date of reporting period:
December 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS.
(a) The following are the shareholder reports of the Dodge & Cox Funds, a Delaware statutory trust, consisting of seven series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund. The reports for each series and share class of a fund were transmitted to their respective shareholders on February 27, 202
6
.

Dodge & Cox Stock Fund
Class I

| DODGX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 54	0.51%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs. S&P 500) included the Fund's:
  Industrials holdings, particularly RTX and Johnson Controls International;
  Consumer Discretionary underweight position and stock selection;
  Stock selection and underweight position in Consumer Staples; and
  Positions in CVS, Charles Schwab, and BNY Mellon.
Key detractors from relative results (vs. S&P 500) included the Fund's:
  Communication Services stock selection, notably Charter Communications and Comcast;
  Financials holdings and overweight position, mainly Fiserv;
  Materials stock selection and overweight position;
  Underweight position in Information Technology; and
  Positions in Avantor and Occidental Petroleum.
Key contributors to relative results (vs. Russell 1000 Value) included the Fund's:
  Industrials holdings, notably RTX and Johnson Controls International;
  Stock selection in Health Care, primarily CVS Health;
  Consumer Staples stock selection and underweight position; and
  Positions in Charles Schwab, TSMC, and BNY Mellon.
Key detractors from relative results (vs. Russell 1000 Value) included the Fund's:
  Financials stock selection, mainly Fiserv;
  Stock selection in Materials;
  Communications Services holdings, mostly Charter Communications; and
  Positions in Avantor and Occidental Petroleum.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Stock Fund — Class I	13.66	13.31	12.79
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Value Index	15.91	11.33	10.53
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates. Copyright
2025
, S&P Dow Jones Indices LLC,
a
division of S&P Global, Inc. and/or its affiliates. FTSE Russell is a trading name of certain of the LSE Group Companies and Russell is trademark of the relevant LSE Group companies. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 119,131,415,085
Total Number of Portfolio Holdings	89
Total Advisory Fees Paid	$ 465,334,685
Portfolio Turnover Rate	20%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	25.9%
Financials	21.0%
Industrials	15.7%
Communication Services	11.3%
Information Technology	8.3%
Consumer Discretionary	3.9%
Energy	3.7%
Materials	3.0%
Real Estate	2.8%
Consumer Staples	2.4%
Utilities	1.3%
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 16-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX STOCK FUND — CLASS I

Dodge & Cox Stock Fund
Class X

| DOXGX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 44	0.41%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs. S&P 500) included the Fund's:
  Industrials holdings, particularly RTX and Johnson Controls International;
  Consumer Discretionary underweight position and stock selection;
  Stock selection and underweight position in Consumer Staples; and
  Positions in CVS, Charles Schwab, and BNY Mellon.
Key detractors from relative results (vs. S&P 500) included the Fund's:
  Communication Services stock selection, notably Charter Communications and Comcast;
  Financials holdings and overweight position, mainly Fiserv;
  Materials stock selection and overweight position;
  Underweight position in Information Technology; and
  Positions in Avantor and Occidental Petroleum.
Key contributors to relative results (vs. Russell 1000 Value) included the Fund's:
  Industrials holdings, notably RTX and Johnson Controls International;
  Stock selection in Health Care, primarily CVS Health;
  Consumer Staples stock selection and underweight position; and
  Positions in Charles Schwab, TSMC, and BNY Mellon.
Key detractors from relative results (vs. Russell 1000 Value) included the Fund's:
  Financials stock selection, mainly Fiserv;
  Stock selection in Materials;
  Communications Services holdings, mostly Charter Communications; and
  Positions in Avantor and Occidental Petroleum.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Stock Fund — Class X 1	13.77	13.40	12.84
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Value Index	15.91	11.33	10.53
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates. Copyright
2025
, S&P Dow Jones Indices LLC, a division of S&P Global, Inc. and/or its affiliates. FTSE Russell is a trading name of certain of the LSE Group Companies and Russell is trademark of the relevant LSE Group companies. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 119,131,415,085
Total Number of Portfolio Holdings	89
Total Advisory Fees Paid	$ 465,334,685
Portfolio Turnover Rate	20%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	25.9%
Financials	21.0%
Industrials	15.7%
Communication Services	11.3%
Information Technology	8.3%
Consumer Discretionary	3.9%
Energy	3.7%
Materials	3.0%
Real Estate	2.8%
Consumer Staples	2.4%
Utilities	1.3%
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 16-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order
to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX STOCK FUND — CLASS X

Dodge & Cox Global Stock Fund
Class I

| DODWX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$ 70	0.62%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund's:
  Overweight position in non-U.S. holdings;
  Information Technology holdings;
  Underweight position and stock selection in Consumer Staples;
  Health Care holdings, such as Bayer and CVS Health; and
  Positions in Banco Santander, RTX, and Prudential.
Key detractors from relative results included the Fund's:
  Stock selection in Materials, notably International Flavors & Fragrances;
  Communication Services holdings, including Charter Communications and Comcast; and
  Positions in Fiserv and Avantor.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Stock Fund — Class I	25.18	12.47	11.38
MSCI ACWI Index	22.34	11.19	11.72
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
MSCI ACWI is a service mark of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 12,547,305,744
Total Number of Portfolio Holdings	284
Total Advisory Fees Paid	$ 60,372,842
Portfolio Turnover Rate	26%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.1%
Health Care	22.4%
Industrials	12.4%
Communication Services	8.8%
Information Technology	8.3%
Consumer Discretionary	8.1%
Materials	5.8%
Energy	3.6%
Consumer Staples	2.9%
Real Estate	1.2%
Utilities	0.6%
Government	0.4%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements.
In
order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL STOCK FUND — CLASS I

Dodge & Cox Global Stock Fund
Class X

| DOXWX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$ 59	0.52%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund's:
  Overweight position in non-U.S. holdings;
  Information Technology holdings;
  Underweight position and stock selection in Consumer Staples;
  Health Care holdings, such as Bayer and CVS Health; and
  Positions in Banco Santander, RTX, and Prudential.
Key detractors from relative results included the Fund's:
  Stock selection in Materials, notably International Flavors & Fragrances;
  Communication Services holdings, including Charter Communications and Comcast; and
  Positions in Fiserv and Avantor.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Stock Fund — Class X 1	25.30	12.55	11.42
MSCI ACWI Index	22.34	11.19	11.72
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
MSCI ACWI is a service mark of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 12,547,305,744
Total Number of Portfolio Holdings	284
Total Advisory Fees Paid	$ 60,372,842
Portfolio Turnover Rate	26%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.1%
Health Care	22.4%
Industrials	12.4%
Communication Services	8.8%
Information Technology	8.3%
Consumer Discretionary	8.1%
Materials	5.8%
Energy	3.6%
Consumer Staples	2.9%
Real Estate	1.2%
Utilities	0.6%
Government	0.4%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL STOCK FUND — CLASS X

Dodge & Cox International Stock Fund
Class I

| DODFX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$ 73	0.61%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results

included the Fund's:
  Stock selection within the Financials sector, specifically positions in Banco Santander, Barclays, BNP Paribas, and Itau Unibanco;
  Health Care holdings, notably a position in Bayer;
  Stock selection within the Information Technology sector; and
  Consumer Discretionary holdings.
Key detractors from relative results

included the Fund's:
  Stock selection within the Materials sector, notably a position in International Flavors & Fragrances;
  U.S. holdings; and;
  Positions in Sanofi, HDFC Bank, Diageo, and Coupang.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund — Class I	38.71	11.70	9.14
MSCI ACWI ex USA Index	32.39	7.91	8.41
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
MSCI ACWI is service mark of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 60,951,922,999
Total Number of Portfolio Holdings	287
Total Advisory Fees Paid	$ 277,494,501
Portfolio Turnover Rate	17%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	27.2%
Health Care	15.3%
Industrials	10.4%
Consumer Discretionary	10.1%
Information Technology	9.6%
Materials	7.6%
Consumer Staples	7.4%
Communication Services	5.2%
Energy	5.2%
Real Estate	1.1%
Utilities	0.0%
Region Diversification
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 4-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements.
In
order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INTERNATIONAL STOCK FUND — CLASS I

Dodge & Cox International Stock Fund
Class X

| DOXFX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$ 61	0.51%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results

included the Fund's:
  Stock selection within the Financials sector, specifically positions in Banco Santander, Barclays, BNP Paribas, and Itau Unibanco;
  Health Care holdings, notably a position in Bayer;
  Stock selection within the Information Technology sector; and
  Consumer Discretionary holdings.
Key detractors from relative results

included the Fund's:
  Stock selection within the Materials sector, notably a position in International Flavors & Fragrances;
  U.S. holdings; and;
  Positions in Sanofi, HDFC Bank, Diageo, and Coupang.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund — Class X 1	38.84	11.78	9.18
MSCI ACWI ex USA Index	32.39	7.91	8.41
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
MSCI ACWI is service mark of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 60,951,922,999
Total Number of Portfolio Holdings	287
Total Advisory Fees Paid	$ 277,494,501
Portfolio Turnover Rate	17%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	27.2%
Health Care	15.3%
Industrials	10.4%
Consumer Discretionary	10.1%
Information Technology	9.6%
Materials	7.6%
Consumer Staples	7.4%
Communication Services	5.2%
Energy	5.2%
Real Estate	1.1%
Utilities	0.0%
Region Diversification
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 4-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order
to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INTERNATIONAL STOCK FUND — CLASS X

Dodge & Cox Emerging Markets Stock Fund
DODEX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$ 84	0.70%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Underweight position and stock selection in India;
  Financials holdings, notably Itau Unibanco;
  Energy holdings, particularly National Energy Services Reunited;
  Overweight position and stock selection in Latin America, including Millicom International Cellular and Cemex; and
  Position in Alibaba.
Key detractors from relative results included the Fund’s:
  South Korean holdings, such as Samsung Electronics, SK hynix, and Coupang;
  Stock selection and underweight position in the Metals & Mining industry within the Materials sector; and
  Positions in TSMC and JD.com.
Fund Performance
The following chart compares the Fund's performance since the Fund's inception, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	Since Inception (5/11/2021)
Dodge & Cox Emerging Markets Stock Fund	38.62	5.76
MSCI Emerging Markets Index	33.57	3.77
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
MSCI Emerging Markets is a service mark of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 882,305,268
Total Number of Portfolio Holdings	415
Total Advisory Fees Paid	$ 3,285,443
Portfolio Turnover Rate	23%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, e xclud
ing derivatives unless o
ther
wise noted, represented as a percentage of Fund total net assets.
Ten
Largest Countries
China	23.8%
Taiwan	12.9%
South Korea	10.5%
Brazil	8.6%
India	6.7%
United States	4.2%
Mexico	3.9%
Hong Kong	3.8%
Peru	2.6%
Indonesia	2.5%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund hol din
gs, and proxy vo
tin
g information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order
to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX EMERGING MARKETS STOCK FUND

Dodge & Cox Balanced Fund
Class I

| DODBX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$ 55	0.51%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Portfolio (vs. S&P 500 Index)
Key contributors to relative results included the portfolio's:
  Consumer Discretionary stock selection and underweight position;
  Health Care stock selection, mainly CVS Health and GSK;
  Industrials holdings, notably RTX;
  Consumer Staples stock selection and underweight position; and
  Holding in Banco Santander.
Key detractors from relative results included the portfolio's:
  Underweight position in Information Technology;
  Materials stock selection and overweight position;
  Communication Services holdings and underweight position, particularly Charter Communications; and
  Positions in Fiserv, Occidental Petroleum, and Avantor.
Fixed Income Portfolio (vs. Bloomberg U.S. Aggregate Bond Index)
Key contributors to relative results included the portfolio's:
  Credit security selection, particularly Pemex as well as British American Tobacco, Citigroup, and Republic of Colombia;
  Security selection within Agency* mortgage-backed securities (MBS) and overweight to the sector; and
  Underweight to U.S. Treasuries and overweight to corporate bonds.
Key detractors from relative results included the portfolio’s:
  Below-benchmark duration position.
*The U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund — Class I	14.45	9.41	9.73
S&P 500 Index	17.88	14.42	14.82
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Combined Index	13.70	8.47	9.79
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.
The Combined Index reflects an unmanaged portfolio (rebalanced monthly) of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index. S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates. Copyright
2025
, S&P Dow Jones Indices LLC, a division of S&P Global, Inc. and/or its affiliates. Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 14,884,525,203
Total Number of Portfolio Holdings	500
Total Advisory Fees Paid	$ 58,436,563
Portfolio Turnover Rate	30%
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets
.
Asset
Allocation
Common Stocks	64.1%
Debt Securities	32.0%
Mutual Funds	1.4%
Net Cash & Other (a)	2.5%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 8-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX BALANCED FUND — CLASS I

Dodge & Cox Balanced Fund
Class X

| DOXBX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$ 44	0.41%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Portfolio (vs. S&P 500 Index)
Key contributors to relative results included the portfolio's:
  Consumer Discretionary stock selection and underweight position;
  Health Care stock selection, mainly CVS Health and GSK;
  Industrials holdings, notably RTX;
  Consumer Staples stock selection and underweight position; and
  Holding in Banco Santander.
Key detractors from relative results included the portfolio's:
  Underweight position in Information Technology;
  Materials stock selection and overweight position;
  Communication Services holdings and underweight position, particularly Charter Communications; and
  Positions in Fiserv, Occidental Petroleum, and Avantor.
Fixed Income Portfolio (vs. Bloomberg U.S. Aggregate Bond Index)
Key contributors to relative results included the portfolio's:
  Credit security selection, particularly Pemex as well as British American Tobacco, Citigroup, and Republic of Colombia;
  Security selection within Agency* mortgage-backed securities (MBS) and overweight to the sector; and
  Underweight to U.S. Treasuries and overweight to corporate bonds.
Key detractors from relative results included the portfolio’s:
  Below-benchmark duration position.
*The U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund — Class X 1	14.55	9.49	9.77
S&P 500 Index	17.88	14.42	14.82
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Combined Index	13.70	8.47	9.79
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.
The Combined Index reflects an unmanaged portfolio (rebalanced monthly) of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index. S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates. Copyright
2025
, S&P Dow Jones Indices LLC, a division of S&P Global, Inc. and/or its affiliates. Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 14,884,525,203
Total Number of Portfolio Holdings	500
Total Advisory Fees Paid	$ 58,436,563
Portfolio Turnover Rate	30%
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding deriva ti
ves unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	64.1%
Debt Securities	32.0%
Mutual Funds	1.4%
Net Cash & Other (a)	2.5%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s Annual Financial Statements and Other Information, which is available as at
dodgeandcox.com/documents
or upon request at
800-621-3979
.
In August 2025, the Board of Trustees of the Fund approved a 8-for-1 share split of the Fund’s outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX BALANCED FUND — CLASS X

Dodge & Cox Income Fund
Class I

| DODIX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$ 43	0.41%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Credit issuer selection, most notably Pemex, as well as Prosus, Republic of Colombia, and TC Energy;
  Overweight to Agency* mortgage-backed securities (MBS) and security selection within the sector;
  Underweight position in U.S. Treasuries; and
  Slightly longer duration positioning.
Key detractors from

relative results included the Fund’s:
  There were no notable detractors during the period.
*The U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Income Fund — Class I	8.32	1.05	3.35
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fun
d per
formance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 104,343,345,986
Total Number of Portfolio Holdings	1,559
Total Advisory Fees Paid	$ 291,210,814
Portfolio Turnover Rate	18%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	53.5%
Corporate	26.8%
U.S. Treasury	13.8%
Government-Related	3.7%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INCOME FUND — CLASS I

Dodge & Cox Income Fund
Class X

| DOXIX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 34	0.33%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Credit issuer selection, most notably Pemex, as well as Prosus, Republic of Colombia, and TC Energy;
  Overweight to Agency* mortgage-backed securities (MBS) and security selection within the sector;
  Underweight position in U.S. Treasuries; and
  Slightly longer duration positioning.
Key detractors from

relative results included the Fund’s:
  There were no notable detractors during the period.
*The U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Income Fund — Class X 1	8.39	1.11	3.38
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 104,343,345,986
Total Number of Portfolio H old ings	1,559
Total Advisory Fees Paid	$ 291,210,814
Portfolio Turnover Rate	18%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	53.5%
Corporate	26.8%
U.S. Treasury	13.8%
Government-Related	3.7%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INCOME FUND — CLASS X

Dodge & Cox Global Bond Fund
Class I

| DODLX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 48	0.45%
Management's Discussion of Fund Performance
Summary of Results
Key contributors included the Fund's:
  Interest rate exposure in the United States;
  Local currency government bonds in Brazil, Mexico, and Chile;
  Credit securities, including Pemex, Bayer, and British American Tobacco; and
  Exposure to the Norwegian krone, euro, and S
  wedish k
  rona.
Key detractors included the Fund's:
  Exposure to the Japanese yen.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Bond Fund — Class I	11.51	2.77	5.26
Bloomberg Global Aggregate Bond Index (USD Hedged)	4.86	0.34	2.39
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 4,573,673,205
Total Number of Portfolio Holdings	339
Total Advisory Fees Paid	$ 13,149,419
Portfolio Turnover Rate	26%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	52.5%
United Kingdom	5.8%
Mexico	5.1%
Brazil	3.9%
Japan	3.8%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL BOND FUND — CLASS I

Dodge & Cox Global Bond Fund
Class X

| DOXLX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2025
This annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$ 39	0.37%
Management's Discussion of Fund Performance
Summary of Results
Key contributors included the Fund's:
  Interest rate exposure in the United States;
  Local currency government bonds in Brazil, Mexico, and Chile;
  Credit securities, including Pemex, Bayer, and British American Tobacco; and
  Exposure to the Norwegian krone, euro, and Swedish krona.
Key detractors included the Fund's:
  Exposure to the Japanese yen.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Bond Fund — Class X 1	11.60	2.83	5.29
Bloomberg Global Aggregate Bond Index (USD Hedged)	4.86	0.34	2.39
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 4,573,673,205
Total Number of Portfolio Holdings	339
Total Advisory Fees Paid	$ 13,149,419
Portfolio Turnover Rate	26%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	52.5%
United Kingdom	5.8%
Mexico	5.1%
Brazil	3.9%
Japan	3.8%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the
mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL BOND FUND — CLASS X

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

A code of ethics, as defined in Item 2 of Form N-CSR, adopted by the registrant and applicable to the registrant’s principal executive officer and principal financial officer was in effect during the entire period covered by this report. A copy of the code of ethics as revised January 1, 2021 is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Luis Borgen, Ann Mather, Gabriela Franco Parcella and Mark E. Smith, members of the registrant's Audit and Compliance Committee, are each an "audit committee financial expert" and are "independent", as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) Aggregate fees billed to the registrant for the fiscal years ended December 31, 2025 and December 31, 2024 for professional services rendered by the registrant's principal accountant were as follows:

	2025	2024
(a) Audit Fees	$555,600	$539,300
(b) Audit-Related Fees	—	—
(c) Tax Fees	439,000	304,684
(d) All Other Fees	—	—

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax advice and tax return preparation, compliance, and reviews.

(e)(1) The registrant’s Audit and Compliance Committee has adopted policies and procedures (“Policies”) which require the registrant’s Audit and Compliance Committee to pre-approve all audit and non-audit services provided by the principal accountant to the registrant. The policies also require the Audit and Compliance Committee to pre-approve any engagement of the principal accountant to provide non-audit services to the registrant’s investment adviser, if the services directly impact the registrant’s operations and financial reporting. The Policies do not apply in the case of audit services that the principal accountant provides to the registrant’s adviser. If a service (other than the engagement of the principal accountant to audit the registrant’s financial statements) is required to be pre-approved under the Policies between regularly scheduled Audit and Compliance Committee meetings,pre-approval may be authorized by a designated Audit and Compliance Committee member with ratification at the next scheduled Audit and Compliance Committee meeting.

(e)(2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant, for non-audit services rendered to the registrant’s investment adviser, and for non-audit services rendered to entities controlled by the adviser were $1,031,974 and $880,180 respectively.

(h) All non-audit services described under (g) above that were not pre-approved by the registrant’s Audit and Compliance Committee were considered by the registrant’s Audit and Compliance Committee and found to be compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The complete schedule of investments is included in Item 7(a) of this Form N-CSR.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) The following are the financial statements and other information of each series of the Dodge & Cox Funds: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

(b) The financial highlights information is included in Item 7(a) of this Form N-CSR.

2025
December 31, 2025

Financial Statements and Other Information

Stock Fund | Class I (dodgx) | Class X (doxgx)
ESTABLISHED 1965
12/25 SF AR

Portfolio of Investments  December 31, 2025
Common Stocks: 99.3%
	Shares	Value
Communication Services: 11.3%
Media & Entertainment: 10.5%
Alphabet, Inc., Class A	8,460,700	$2,648,199,100
Alphabet, Inc., Class C	6,146,460	1,928,759,148
Charter Communications, Inc., Class A(a)(b)	9,791,376	2,043,949,740
Comcast Corp., Class A	75,418,594	2,254,261,775
Fox Corp., Class A	9,349,875	683,195,366
Fox Corp., Class B	5,283,865	343,081,354
Meta Platforms, Inc., Class A	3,492,200	2,305,166,298
News Corp., Class A	9,974,090	260,523,231
		12,467,136,012
Telecommunication Services: 0.8%
T-Mobile U.S., Inc.	4,664,337	947,046,985
		13,414,182,997
Consumer Discretionary: 3.9%
Consumer Discretionary Distribution & Retail: 1.9%
Amazon.com, Inc.(b)	9,834,700	2,270,045,454
Consumer Durables & Apparel: 0.4%
VF Corp.(a)	27,374,300	494,927,344
Consumer Services: 1.6%
Booking Holdings, Inc.	353,530	1,893,269,815
		4,658,242,613
Consumer Staples: 2.4%
Food, Beverage & Tobacco: 2.4%
Anheuser-Busch InBev SA/NV ADR (Belgium)	24,746,585	1,584,771,303
Archer-Daniels-Midland Co.	11,515,000	661,997,350
Molson Coors Beverage Co., Class B(a)	13,942,525	650,837,067
		2,897,605,720
Energy: 3.7%
Baker Hughes Co., Class A	30,154,866	1,373,252,597
ConocoPhillips	7,617,834	713,105,441
Occidental Petroleum Corp.(a)	54,696,940	2,249,138,173
		4,335,496,211
Financials: 21.0%
Banks: 1.8%
First Citizens BancShares, Inc., Class A	20,556	44,116,876
Wells Fargo & Co.	23,048,541	2,148,124,021
		2,192,240,897
Financial Services: 14.1%
Brookfield Corp. (Canada)	20,332,450	933,056,130
Capital One Financial Corp.	6,601,535	1,599,948,023
Fidelity National Information Services, Inc.(a)	33,304,400	2,213,410,424
Fiserv, Inc.(a)(b)	31,869,400	2,140,667,598
LPL Financial Holdings, Inc.	2,649,927	946,474,427
State Street Corp.	3,709,700	478,588,397
The Bank of New York Mellon Corp.	19,000,524	2,205,770,831
The Charles Schwab Corp.	52,225,135	5,217,813,238
The Goldman Sachs Group, Inc.	1,239,100	1,089,168,900
		16,824,897,968
Insurance: 5.1%
Aegon, Ltd., NY Shs (Netherlands)	57,563,139	443,811,802

		Shares	Value
Aon PLC, Class A		3,684,200	$1,300,080,496
Arthur J Gallagher & Co.		536,705	138,893,887
MetLife, Inc.(a)		38,238,918	3,018,580,187
Willis Towers Watson PLC		3,376,496	1,109,516,585
			6,010,882,957
			25,028,021,822
Health Care: 25.9%
Health Care Equipment & Services: 11.6%
Baxter International, Inc.(a)		38,623,700	738,098,907
CVS Health Corp.		41,853,204	3,321,470,270
GE HealthCare Technologies, Inc.		21,100,966	1,730,701,231
Humana, Inc.(a)		7,551,500	1,934,165,695
Medtronic PLC		5,743,900	551,759,034
The Cigna Group		7,457,383	2,052,495,523
UnitedHealth Group, Inc.		6,279,460	2,072,912,541
Zimmer Biomet Holdings, Inc.(a)		15,549,900	1,398,247,008
			13,799,850,209
Pharmaceuticals, Biotechnology & Life Sciences: 14.3%
Alnylam Pharmaceuticals, Inc.(b)		1,233,200	490,381,980
Avantor, Inc.(a)(b)		74,871,715	858,029,854
BioMarin Pharmaceutical, Inc.(a)(b)		9,769,625	580,608,814
Bristol-Myers Squibb Co.		5,112,039	275,743,384
Elanco Animal Health, Inc.(a)(b)		53,122,900	1,202,171,227
Gilead Sciences, Inc.		19,505,112	2,394,057,447
GSK PLC ADR (United Kingdom)		50,557,077	2,479,319,056
Haleon PLC ADR (United Kingdom)		111,605,661	1,128,333,233
Incyte Corp.(a)(b)		8,987,414	887,686,881
Neurocrine Biosciences, Inc.(b)		3,964,000	562,214,120
Novartis AG ADR (Switzerland)		6,797,608	937,186,215
Regeneron Pharmaceuticals, Inc.		2,994,704	2,311,522,176
Roche Holding AG ADR (Switzerland)		16,637,999	858,021,608
Sanofi SA ADR (France)		42,709,825	2,069,718,119
			17,034,994,114
			30,834,844,323
Industrials: 15.7%
Capital Goods: 11.2%
Ashtead Group PLC(a) (United Kingdom)	GBP	26,496,300	1,807,712,315
Carrier Global Corp.		9,932,779	524,848,042
Fortive Corp.(a)		28,566,975	1,577,182,690
GE Aerospace		3,498,700	1,077,704,561
IDEX Corp.		808,831	143,923,388
Johnson Controls International PLC(a)		29,666,817	3,552,601,336
RTX Corp.		25,204,600	4,622,523,640
			13,306,495,972
Commercial & Professional Services: 0.4%
TransUnion		6,478,300	555,514,225
Transportation: 4.1%
FedEx Corp.		10,559,255	3,050,146,399
Norfolk Southern Corp.		6,238,800	1,801,266,336
			4,851,412,735
			18,713,422,932
PAGE 1 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Common Stocks (continued)
		Shares	Value
Information Technology: 8.3%
Semiconductors & Semiconductor Equipment: 2.3%
Microchip Technology, Inc.		4,227,400	$269,369,928
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	TWD	51,459,000	2,513,945,957
			2,783,315,885
Software & Services: 3.2%
Adobe, Inc.(b)		1,640,100	574,018,599
Cognizant Technology Solutions Corp., Class A		11,631,677	965,429,191
Microsoft Corp.		4,590,300	2,219,960,886
			3,759,408,676
Technology, Hardware & Equipment: 2.8%
HP, Inc.		26,237,456	584,570,520
Ralliant Corp.(a)		7,893,376	401,851,772
TE Connectivity PLC (Switzerland)		7,315,975	1,664,457,472
Teledyne Technologies, Inc.(b)		1,287,100	657,360,583
			3,308,240,347
			9,850,964,908
Materials: 3.0%
Air Products & Chemicals, Inc.		6,137,551	1,516,097,848
Celanese Corp.(a)		10,127,698	428,199,071
International Flavors & Fragrances, Inc.(a)		17,514,000	1,180,268,460
LyondellBasell Industries NV, Class A		11,197,363	484,845,818
			3,609,411,197
Real Estate: 2.8%
Equity Real Estate Investment Trusts (Reits): 2.8%
Gaming & Leisure Properties, Inc. REIT		10,141,681	453,231,724
SBA Communications Corp. REIT, Class A(a)		7,757,000	1,500,436,510
Sun Communities, Inc. REIT(a)		10,948,300	1,356,603,853
			3,310,272,087
Utilities: 1.3%
American Electric Power Co., Inc.		5,707,400	658,120,294
Dominion Energy, Inc.		15,820,300	926,911,377
			1,585,031,671
Total Common Stocks (Cost $80,517,834,987)			$118,237,496,481
Short-Term Investments: 1.2%
	Par Value/ Shares	Value
Repurchase Agreements: 0.6%
Bank of America(c) 3.80%, dated 12/31/25, due 1/2/26, maturity value $125,026,389	$125,000,000	125,000,000

	Par Value/ Shares	Value
Fixed Income Clearing Corp.(c) 3.78%, dated 12/31/25, due 1/2/26, maturity value $351,073,710	$351,000,000	351,000,000
Fixed Income Clearing Corp.(c) 1.35%, dated 12/31/25, due 1/2/26, maturity value $131,803,856	131,793,971	131,793,971
Standard Chartered(c) 3.81%, dated 12/31/25, due 1/2/26, maturity value $125,026,458	125,000,000	125,000,000
		732,793,971
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	705,461,181	705,461,181
Total Short-Term Investments (Cost $1,438,255,152)		$1,438,255,152
Total Investments In Securities (Cost $81,956,090,139)	100.5%	$119,675,751,633
Other Assets Less Liabilities	(0.5)%	(544,336,548)
Net Assets	100.0%	$119,131,415,085
(a)	See below regarding holdings of 5% voting securities
(b)	Non-income producing
(c)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.75%-4.125%, 4/30/27-
2/29/32. Total collateral value is $492,449,902.
Bank of America: U.S. Treasury Note 0.625%, 5/15/30. U.S. Treasury Inflation Indexed
Note 0.125%, 4/15/26. Total collateral value is $127,526,946.
Standard Chartered: U.S. Treasury Bills 1/29/26-4/2/26. U.S. Treasury Notes 2.625%-
4.00%, 4/15/28-11/15/35. U.S. Treasury Bonds 1.625%-5.00%, 11/15/43-2/15/55.
Total collateral value is $127,526,988.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
GBP British Pound
TWD Taiwan New Dollar
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 2

Portfolio of Investments  December 31, 2025
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the year ended December 31, 2025. Further detail on these holdings and related activity during the year appear below.
	Value at Beginning of Year	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Year	Dividend Income (net of foreign taxes, if any)
Common Stocks 23.3%
Communication Services 1.7%
Charter Communications, Inc., Class A(a)	$2,555,479,232	$581,039,907	$—	$—	$(1,092,569,399)	$2,043,949,740	$—
Consumer Discretionary 0.4%
The Gap, Inc.	526,253,616	—	(598,903,782)	179,936,178	(107,286,012)	—	8,316,081
VF Corp.	587,452,478	—	—	—	(92,525,134)	494,927,344	9,854,748
						494,927,344
Consumer Staples 0.6%
Molson Coors Beverage Co., Class B	614,276,945	238,637,349	(95,950,310)	5,672,407	(111,799,324)	650,837,067	21,936,565
Energy 1.9%
Occidental Petroleum Corp.	2,349,249,144	253,940,095	(118,325,862)	(6,164,391)	(229,560,813)	2,249,138,173	50,229,227
Occidental Petroleum Corp., Warrant(a)	261,706,101	—	(51,604,707)	—	(210,101,394)	—	—
						2,249,138,173
Financials 6.2%
Brighthouse Financial, Inc.(a)	243,640,577	—	(304,174,065)	92,621,120	(32,087,632)	—	—
Fidelity National Information Services, Inc.	1,856,256,140	708,839,974	—	—	(351,685,690)	2,213,410,424	42,659,080
Fiserv, Inc.(a)	4,501,224,666	1,323,680,089	(481,724,513)	222,758,292	(3,425,270,936)	2,140,667,598	—
MetLife, Inc.	3,253,939,203	34,562,935	(156,435,786)	20,890,543	(134,376,708)	3,018,580,187	87,918,383
						7,372,658,209
Health Care 5.6%
Avantor, Inc.(a)	1,408,344,400	120,744,793	—	—	(671,059,339)	858,029,854	—
Baxter International, Inc.	1,000,456,272	104,778,326	—	—	(367,135,691)	738,098,907	18,935,702
BioMarin Pharmaceutical, Inc.(a)	642,157,451	—	—	—	(61,548,637)	580,608,814	—
Elanco Animal Health, Inc.(a)	670,183,143	—	(49,446,349)	(25,093,582)	606,528,015	1,202,171,227	—
Humana, Inc.	1,731,114,072	188,248,893	—	—	14,802,730	1,934,165,695	26,403,975
Incyte Corp.(a)	670,353,912	—	(63,294,544)	3,935,527	276,691,986	—(b)	—
Zimmer Biomet Holdings, Inc.	1,322,867,868	289,884,664	—	—	(214,505,524)	1,398,247,008	13,903,104
						6,711,321,505
Industrials 2.8%
Ashtead Group PLC	972,991,052	632,389,028	—	—	202,332,235	1,807,712,315	24,990,465
Fortive Corp.	360,968,400	1,554,958,100	(368,090,812)	—	29,347,002	1,577,182,690	5,694,369
Johnson Controls International PLC	3,151,873,567	—	(968,626,821)	449,639,211	919,715,379	—(b)	50,384,276
						3,384,895,005
Information Technology 0.3%
Ralliant Corp.	—	413,264,171	—	—	(11,412,399)	401,851,772	737,382
PAGE 3 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Year	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Year	Dividend Income (net of foreign taxes, if any)
Materials 1.4%
Celanese Corp.	$613,375,909	$83,510,361	$—	$—	$(268,687,199)	$428,199,071	$1,215,324
International Flavors & Fragrances, Inc.	1,361,753,507	101,478,714	—	—	(282,963,761)	1,180,268,460	27,032,240
						1,608,467,531
Real Estate 2.4%
SBA Communications Corp. REIT, Class A	994,870,080	568,651,715	—	—	(63,085,285)	1,500,436,510	26,495,478
Sun Communities, Inc. REIT	866,077,710	491,296,359	—	—	(770,216)	1,356,603,853	84,411,342
						2,857,040,363
				$944,195,305	$(5,679,013,746)	$27,775,086,709	$501,117,741
(a)	Non-income producing
(b)	Company was not an affiliate at period end
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 4

Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $49,587,054,943)	$91,900,664,924
Affiliated issuers (cost $32,369,035,196)	27,775,086,709
119,675,751,633
Cash	33,176
Receivable for investments sold	23,076,735
Receivable for Fund shares sold	59,418,649
Dividends and interest receivable	162,345,505
Expense reimbursement receivable	2,154,848
Prepaid expenses and other assets	19,589,727
119,942,370,273
Liabilities:
Payable for investments purchased	62,274,119
Payable for Fund shares redeemed	696,734,192
Management fees payable	48,668,220
Accrued expenses	3,278,657
810,955,188
Net Assets	$119,131,415,085
Net Assets Consist of:
Paid in capital	$80,297,760,282
Distributable earnings	38,833,654,803
$119,131,415,085
Class I
Total net assets	$68,584,115,726
Shares outstanding	4,135,264,945
Net asset value per share	$16.59
Class X
Total net assets	$50,547,299,359
Shares outstanding	3,047,591,733
Net asset value per share	$16.59

Statement of Operations
Year Ended December 31, 2025
Investment Income:
Dividends (net of foreign taxes of $49,066,359)
Unaffiliated issuers	$1,624,866,922
Affiliated issuers	501,117,741
Interest	118,345,196
2,244,329,859
Expenses:
Investment advisory fees	465,334,685
Administrative services fees
Class I	67,711,173
Class X	24,311,249
Custody and fund accounting fees	1,800,230
Professional services	421,678
Shareholder reports	1,916,755
Registration fees	1,046,210
Trustees fees	526,032
Miscellaneous	7,379,623
Total expenses	570,447,635
Expenses reimbursed by investment manager	(24,431,411)
Net expenses	546,016,224
Net Investment Income	1,698,313,635
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (Note 5)	13,205,229,816
Investments in securities of affiliated issuers (Note 5)	944,195,305
Foreign currency transactions	(425,942)
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers	4,753,670,965
Investments in securities of affiliated issuers	(5,679,013,746)
Foreign currency translation	(47,764)
Net realized and unrealized gain	13,223,608,634
Net Change in Net Assets From Operations	$14,921,922,269
PAGE 5 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$1,698,313,635	$1,681,245,885
Net realized gain (loss)	14,148,999,179	6,951,087,429
Net change in unrealized appreciation/depreciation	(925,390,545)	6,106,959,503
	14,921,922,269	14,739,292,817
Distributions to Shareholders:
Class I	(6,438,948,974)	(5,243,736,541)
Class X	(4,741,259,210)	(3,559,850,637)
Total distributions	(11,180,208,184)	(8,803,587,178)
Fund Share Transactions:
Class I
Proceeds from sales of shares	12,594,597,057	7,662,859,222
Reinvestment of distributions	5,961,750,023	4,873,822,809
Cost of shares redeemed	(18,085,451,762)	(14,016,514,361)
Class X
Proceeds from sales of shares	7,477,204,527	8,850,776,879
Reinvestment of distributions	4,612,783,040	3,534,578,858
Cost of shares redeemed	(8,820,571,882)	(6,225,063,059)
Net change from Fund share transactions	3,740,311,003	4,680,460,348
Total change in net assets	7,482,025,088	10,616,165,987
Net Assets:
Beginning of year	111,649,389,997	101,033,224,010
End of year	$119,131,415,085	$111,649,389,997
Share Information:(a)
Class I
Shares sold	3,914,109,120	473,891,040
Distributions reinvested	279,179,352	305,311,424
Shares redeemed	(314,161,750)	(862,804,064)
Net change in shares outstanding	3,879,126,722	(83,601,600)
Class X
Shares sold	2,822,842,779	549,947,696
Distributions reinvested	215,332,313	221,351,648
Shares redeemed	(168,575,204)	(378,797,552)
Net change in shares outstanding	2,869,599,888	392,501,792
(a)	Share amounts have been retroactively adjusted to reflect a 16-for-1 share split effective after the close of U.S. markets on October 24, 2025. See Note 8 for additional information.
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 6

Notes to Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Stock Fund (the "Fund") is one of the series constituting the Dodge & Cox Funds (the "Trust" or the "Funds"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 4, 1965, and seeks long-term growth of principal and income. Risk considerations and investment strategies of the Fund are discussed in the Fund's Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a
PAGE 7 ■ Dodge & Cox Stock Fund

Notes to Financial Statements
portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating seg ment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$13,414,182,997	$—
Consumer Discretionary	4,658,242,613	—
Consumer Staples	2,897,605,720	—
Energy	4,335,496,211	—
Financials	25,028,021,822	—
Health Care	30,834,844,323	—
Industrials	16,905,710,617	1,807,712,315
Information Technology	7,337,018,951	2,513,945,957
Materials	3,609,411,197	—
Real Estate	3,310,272,087	—
Utilities	1,585,031,671	—
Short-Term Investments
Repurchase Agreements	—	732,793,971
Money Market Fund	705,461,181	—
Total Securities	$114,621,299,390	$5,054,452,243
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Dodge & Cox Stock Fund ■ PAGE 8

Notes to Financial Statements
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 0.75% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Class X shares would otherwise exceed 0.41%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the year ended December 31, 2025, Dodge & Cox reimbursed expenses of $24,431,411 to Class X.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, wash sales, foreign currency realized gain (loss), certain corporate action transactions, REITs, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$946,391,066	$964,094,723
Long-term capital gain	$5,492,557,908	$4,279,641,818
Class X
Ordinary income	$730,660,694	$684,236,601
Long-term capital gain	$4,010,598,516	$2,875,614,036
At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed long-term capital gain	$1,153,970,778
Net unrealized appreciation	37,679,684,025
Total distributable earnings	$38,833,654,803
At December 31, 2025, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$81,995,966,782
Unrealized appreciation	43,077,121,446
Unrealized depreciation	(5,397,336,595)
Net unrealized appreciation	37,679,784,851
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the year ended December 31, 2025, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $4,149,376,680 attributable to the redemptions in-kind: $4,058,727,779 from unaffiliated issuers and $90,648,901 from affiliated issuers. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund share
PAGE 9 ■ Dodge & Cox Stock Fund

Notes to Financial Statements
holder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2025, the Fund’s commitment fee amounted to $494,058 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 7: Purchases and Sales of Investments
For the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, aggregated to $23,140,392,038 and $22,885,911,493, respectively.
Note 8: Share Split
In August 2025, the Board of Trustees approved a 16-for-1 share split of the Fund's outstanding shares. The share split applied to share holders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment. The Financial Highlights and Statement of Changes in Net Assets have been retroactively adjusted to reflect the share split for the year ended December 31, 2025 and all prior periods presented.
Note 9: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. The adoption of this ASU did not have a material impact on the financial statements.
Note 10: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Stock Fund ■ PAGE 10

Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Class I
Net asset value, beginning of year	$16.07	$15.22	$13.48	$15.33	$12.04
Income from investment operations:
Net investment income	0.24	0.24	0.22	0.20	0.18
Net realized and unrealized gain (loss)	1.92	1.93	2.09	(1.31)	3.60
Total from investment operations	2.16	2.17	2.31	(1.11)	3.78
Distributions to shareholders from:
Net investment income	(0.24)	(0.24)	(0.22)	(0.19)	(0.19)
Net realized gain	(1.40)	(1.08)	(0.35)	(0.55)	(0.30)
Total distributions	(1.64)	(1.32)	(0.57)	(0.74)	(0.49)
Net asset value, end of year	$16.59	$16.07	$15.22	$13.48	$15.33
Total return	13.66%	14.52%	17.49%	(7.22)%	31.68%
Ratios/supplemental data:
Net assets, end of year (millions)	$68,584	$65,872	$63,656	$67,386	$96,695
Ratio of expenses to average net assets	0.51%	0.51%	0.51%	0.51%	0.52%
Ratio of net investment income to average net assets	1.42%	1.49%	1.57%	1.43%	1.25%
Portfolio turnover rate	20%	15%	12%	16%	10%
Class X(b)
Net asset value, beginning of year	$16.07	$15.22	$13.48	$14.19
Income from investment operations:
Net investment income	0.25	0.26	0.23	0.13
Net realized and unrealized gain (loss)	1.92	1.93	2.10	(0.24)
Total from investment operations	2.17	2.19	2.33	(0.11)
Distributions to shareholders from:
Net investment income	(0.25)	(0.26)	(0.24)	(0.15)
Net realized gain	(1.40)	(1.08)	(0.35)	(0.45)
Total distributions	(1.65)	(1.34)	(0.59)	(0.60)
Net asset value, end of year	$16.59	$16.07	$15.22	$13.48
Total return	13.77%	14.63%	17.59%	(0.61)%
Ratios/supplemental data:
Net assets, end of period (millions)	$50,547	$45,777	$37,377	$20,998
Ratio of expenses to average net assets	0.41%	0.41%	0.41%	0.41%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.46%	0.46%	0.46%	0.46%(c)
Ratio of net investment income to average net assets	1.52%	1.58%	1.68%	1.45%(c)
Portfolio turnover rate	20%	15%	12%	16%
(a)	Per-share amounts have been retroactively adjusted to reflect a 16-for-1 share split effective after the close of U.S. markets on October 24, 2025. See Note 8 for additional information.
(b)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(c)	Annualized
See accompanying Notes to Financial Statements
PAGE 11 ■ Dodge & Cox Stock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dodge & Cox Stock Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
Dodge & Cox Stock Fund ■ PAGE 12

Special 2025 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
The Fund designates $10,312,845,680 as long-term capital gain distributions in 2025.
The Fund designates up to a maximum amount of $2,074,961,062 of its distributions paid to shareholders in 2025 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
For shareholders that are corporations, the Fund designates 84% of its ordinary dividends paid to shareholders in 2025 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.
PAGE 13 ■ Dodge & Cox Stock Fund

2025
December 31, 2025

Financial Statements and Other Information

Global Stock Fund | Class I (dodwx) | Class X (doxwx)
ESTABLISHED 2008
12/25 GSF AR

Consolidated Portfolio of Investments  December 31, 2025
Common Stocks: 96.2%
	Shares	Value
Communication Services: 8.8%
Media & Entertainment: 8.8%
Alphabet, Inc., Class C (United States)	1,456,380	$457,012,044
Charter Communications, Inc., Class A(a) (United States)	789,197	164,744,874
Comcast Corp., Class A (United States)	6,383,900	190,814,771
Meta Platforms, Inc., Class A (United States)	261,300	172,481,517
Tencent Holdings, Ltd. (China)	1,577,100	120,848,815
		1,105,902,021
Consumer Discretionary: 8.1%
Automobiles & Components: 0.5%
Stellantis NV (Netherlands)	6,070,123	67,014,374
Consumer Discretionary Distribution & Retail: 4.6%
Alibaba Group Holding, Ltd. ADR (China)	910,600	133,475,748
Amazon.com, Inc.(a) (United States)	883,000	203,814,060
Coupang, Inc., Class A(a) (South Korea)	7,109,257	167,707,373
PDD Holdings, Inc. ADR, Class A(a) (China)	653,100	74,055,009
		579,052,190
Consumer Durables & Apparel: 1.0%
adidas AG (Germany)	404,600	79,645,007
VF Corp. (United States)	2,587,400	46,780,192
		126,425,199
Consumer Services: 2.0%
Booking Holdings, Inc. (United States)	33,900	181,545,687
Entain PLC (United Kingdom)	5,781,690	59,535,640
Ollamani SAB(a) (Mexico)	1,733,141	7,410,904
		248,492,231
		1,020,983,994
Consumer Staples: 2.9%
Consumer Staples Distribution & Retail: 0.7%
Wal-Mart de Mexico SAB de CV (Mexico)	26,611,500	82,771,629
Food, Beverage & Tobacco: 1.4%
Anheuser-Busch InBev SA/NV (Belgium)	1,857,000	119,145,866
Archer-Daniels-Midland Co. (United States)	1,091,700	62,761,833
		181,907,699
Household & Personal Products: 0.8%
Reckitt Benckiser Group PLC (United Kingdom)	1,191,050	96,428,824
		361,108,152
Energy: 3.6%
BP PLC (United Kingdom)	20,023,200	116,234,300
Occidental Petroleum Corp. (United States)	3,280,108	134,878,041
Suncor Energy, Inc. (Canada)	2,476,700	109,866,412
TotalEnergies SE (France)	1,344,400	87,625,125
		448,603,878
Financials: 22.7%
Banks: 6.4%
Axis Bank, Ltd. (India)	11,442,400	161,883,095
Banco Santander SA (Spain)	11,067,194	129,871,786

	Shares	Value
BNP Paribas SA, Class A (France)	1,719,700	$162,727,616
Credicorp, Ltd. (Peru)	362,700	104,094,900
HDFC Bank, Ltd. (India)	21,035,500	232,841,902
IndusInd Bank, Ltd.(a) (India)	1,939,500	18,675,151
		810,094,450
Financial Services: 9.2%
Brookfield Corp. (Canada)	2,283,000	104,766,870
Fidelity National Information Services, Inc. (United States)	2,310,000	153,522,600
Fiserv, Inc.(a) (United States)	3,187,000	214,070,790
Julius Baer Group, Ltd. (Switzerland)	1,896,500	148,265,844
LPL Financial Holdings, Inc. (United States)	238,024	85,015,032
The Charles Schwab Corp. (United States)	3,494,900	349,175,459
XP, Inc., Class A (Brazil)	5,767,167	94,408,524
		1,149,225,119
Insurance: 7.1%
AIA Group, Ltd. (Hong Kong)	18,576,800	190,811,474
Aon PLC, Class A (United States)	387,100	136,599,848
Arthur J Gallagher & Co. (United States)	95,200	24,636,808
Aviva PLC (United Kingdom)	12,797,043	117,164,029
MetLife, Inc. (United States)	1,265,600	99,906,464
Prudential PLC (Hong Kong)	13,354,600	206,051,491
Willis Towers Watson PLC (United States)	359,500	118,131,700
		893,301,814
		2,852,621,383
Health Care: 22.4%
Health Care Equipment & Services: 9.5%
Baxter International, Inc. (United States)	3,390,900	64,800,099
CVS Health Corp. (United States)	2,646,400	210,018,304
Fresenius Medical Care AG (Germany)	2,609,200	125,006,679
GE HealthCare Technologies, Inc. (United States)	1,621,900	133,028,238
Humana, Inc. (United States)	713,000	182,620,690
Koninklijke Philips NV (Netherlands)	2,000,000	54,129,937
The Cigna Group (United States)	540,024	148,630,806
UnitedHealth Group, Inc. (United States)	407,300	134,453,803
Zimmer Biomet Holdings, Inc. (United States)	1,493,700	134,313,504
		1,187,002,060
Pharmaceuticals, Biotechnology & Life Sciences: 12.9%
Alnylam Pharmaceuticals, Inc.(a) (United States)	161,841	64,356,074
Avantor, Inc.(a) (United States)	7,756,600	88,890,636
Bayer AG (Germany)	5,555,620	239,653,858
BioMarin Pharmaceutical, Inc.(a) (United States)	758,500	45,077,655
BioNTech SE ADR(a) (Germany)	525,778	50,054,066
Elanco Animal Health, Inc.(a) (United States)	2,988,253	67,624,165
GSK PLC (United Kingdom)	13,533,220	332,586,333
Haleon PLC (United Kingdom)	30,719,700	155,446,319
Incyte Corp.(a) (United States)	491,180	48,513,849
Neurocrine Biosciences, Inc.(a) (United States)	160,563	22,772,650
PAGE 1 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Common Stocks (continued)
	Shares	Value
Regeneron Pharmaceuticals, Inc. (United States)	287,352	$221,798,388
Roche Holding AG (Switzerland)	270,900	111,954,318
Sanofi SA (France)	1,752,957	170,067,907
		1,618,796,218
		2,805,798,278
Industrials: 12.4%
Capital Goods: 8.0%
Ashtead Group PLC (United Kingdom)	2,675,100	182,508,924
Daikin Industries, Ltd. (Japan)	693,100	88,975,354
Fortive Corp. (United States)	2,495,414	137,771,807
IDEX Corp. (United States)	116,157	20,668,977
Johnson Controls International PLC (United States)	1,646,703	197,192,684
RTX Corp. (United States)	2,029,400	372,191,960
		999,309,706
Commercial & Professional Services: 0.5%
TransUnion (United States)	772,200	66,216,150
Transportation: 3.9%
DHL Group (Germany)	2,175,400	119,151,496
FedEx Corp. (United States)	720,000	207,979,200
Norfolk Southern Corp. (United States)	557,700	161,019,144
		488,149,840
		1,553,675,696
Information Technology: 7.7%
Semiconductors & Semiconductor Equipment: 5.8%
Infineon Technologies AG (Germany)	4,115,800	182,366,397
SK hynix, Inc. (South Korea)	287,175	130,040,133
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	8,642,700	422,225,087
		734,631,617
Software & Services: 1.0%
Microsoft Corp. (United States)	259,200	125,354,304
Technology, Hardware & Equipment: 0.9%
Ralliant Corp. (United States)	775,727	39,492,261
TE Connectivity PLC (Switzerland)	305,715	69,553,220
		109,045,481
		969,031,402
Materials: 5.8%
Air Products & Chemicals, Inc. (United States)	503,200	124,300,464
Akzo Nobel NV (Netherlands)	2,177,500	151,235,747
Celanese Corp. (United States)	934,000	39,489,520
Cemex SAB de CV ADR (Mexico)	5,109,400	58,707,006
Glencore PLC (Australia)	26,023,000	141,558,263
International Flavors & Fragrances, Inc. (United States)	2,447,927	164,965,800
LyondellBasell Industries NV, Class A (United States)	1,112,500	48,171,250
		728,428,050
Real Estate: 1.2%
Equity Real Estate Investment Trusts (Reits): 1.2%
SBA Communications Corp. REIT, Class A (United States)	760,600	147,122,858

	Shares	Value
Utilities: 0.6%
American Electric Power Co., Inc. (United States)	692,200	$79,817,582
Total Common Stocks (Cost $8,867,725,508)		$12,073,093,294
Preferred Stocks: 2.0%
	Shares	Value
Financials: 1.4%
Banks: 1.4%
Itau Unibanco Holding SA, Pfd (Brazil)	24,784,840	$177,658,764
Information Technology: 0.6%
Technology, Hardware & Equipment: 0.6%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,140,030	69,961,886
Total Preferred Stocks (Cost $96,083,629)		$247,620,650
Short-Term Investments: 2.0%
	Par Value/ Shares	Value
Government: 0.4%
Canadian Treasury Bill 0.000%, dated 1/28/25, due 1/28/26, maturity value $53,825,127	CAD 74,000,000	53,825,127
Repurchase Agreements: 0.9%
Fixed Income Clearing Corp.(b) 3.78%, dated 12/31/25, due 1/2/26, maturity value $95,019,950	$95,000,000	95,000,000
Fixed Income Clearing Corp.(b) 1.35%, dated 12/31/25, due 1/2/26, maturity value $12,732,339	12,731,384	12,731,384
		107,731,384
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	94,562,179	94,562,179
Total Short-Term Investments (Cost $256,234,668)		$256,118,690
Total Investments In Securities (Cost $9,220,043,805)	100.2%	$12,576,832,634
Other Assets Less Liabilities	(0.2)%	(29,526,890)
Net Assets	100.0%	$12,547,305,744
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%-4.125%, 4/30/27-2/29/32. Total collateral value is $109,886,165.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments  December 31, 2025
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	1,183	3/20/26	$171,659,215	$377,436
MSCI Emerging Markets Index	350	3/20/26	24,699,500	367,480
				$744,916
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CAD: Canadian Dollar
State Street	1/5/26	USD	54,009,694	CAD	73,881,600	$174,129
CNH: Chinese Yuan Renminbi
Barclays	1/15/26	USD	4,667,068	CNH	33,335,000	(114,337)
Barclays	1/15/26	USD	4,666,237	CNH	33,330,000	(114,451)
JPMorgan	1/15/26	CNH	66,665,000	USD	9,471,075	91,018
Barclays	1/30/26	USD	7,516,141	CNH	53,176,697	(118,238)
JPMorgan	1/30/26	CNH	85,000,000	USD	12,086,740	116,392
UBS	1/30/26	USD	7,516,234	CNH	53,173,219	(117,646)
HSBC	2/5/26	USD	3,808,178	CNH	27,180,490	(95,452)
HSBC	2/5/26	USD	7,506,898	CNH	53,055,000	(112,800)
Morgan Stanley	2/5/26	USD	3,809,245	CNH	27,180,490	(94,385)
Morgan Stanley	2/5/26	USD	3,816,325	CNH	27,239,020	(95,711)
HSBC	2/12/26	USD	3,431,455	CNH	24,571,963	(99,007)
HSBC	2/12/26	USD	3,429,840	CNH	24,572,059	(100,636)
JPMorgan	2/12/26	USD	4,572,673	CNH	32,762,745	(134,628)
UBS	2/12/26	USD	3,429,648	CNH	24,572,059	(100,827)
UBS	2/12/26	USD	3,429,936	CNH	24,572,059	(100,540)
HSBC	3/13/26	USD	6,735,419	CNH	47,601,900	(115,577)
HSBC	3/20/26	USD	6,809,211	CNH	48,137,718	(121,673)
HSBC	3/20/26	USD	6,809,751	CNH	48,144,940	(122,173)
UBS	3/20/26	USD	6,816,018	CNH	48,144,940	(115,906)
Bank of America	4/17/26	USD	9,089,626	CNH	63,884,617	(122,826)
Bank of America	4/17/26	USD	9,113,992	CNH	64,057,692	(123,418)
Citibank	4/17/26	USD	9,121,519	CNH	64,057,692	(115,891)
HSBC	4/24/26	USD	7,541,217	CNH	53,085,640	(116,800)
HSBC	5/15/26	USD	536,109	CNH	3,750,187	(5,485)
HSBC	5/15/26	USD	536,044	CNH	3,749,625	(5,469)
HSBC	5/15/26	USD	535,680	CNH	3,750,188	(5,914)
State Street	5/15/26	USD	534,554	CNH	3,750,000	(7,013)
Bank of America	5/22/26	USD	3,237,370	CNH	22,757,740	(50,466)
HSBC	5/22/26	USD	3,234,827	CNH	22,723,040	(47,996)
HSBC	5/22/26	USD	3,232,582	CNH	22,729,574	(51,185)
State Street	5/22/26	USD	3,235,527	CNH	22,729,575	(48,240)
HSBC	6/12/26	USD	965,747	CNH	6,759,168	(11,841)
HSBC	6/12/26	USD	965,664	CNH	6,759,168	(11,924)
JPMorgan	6/12/26	USD	965,409	CNH	6,758,154	(12,033)
Bank of America	6/26/26	USD	7,285,617	CNH	51,009,520	(97,431)
HSBC	7/10/26	USD	8,467,631	CNH	59,216,683	(109,456)
HSBC	7/10/26	USD	8,466,299	CNH	59,216,683	(110,788)
JPMorgan	7/10/26	USD	8,462,551	CNH	59,215,430	(114,354)
JPMorgan	7/10/26	USD	8,490,275	CNH	59,373,341	(109,503)
HSBC	7/17/26	USD	4,617,273	CNH	32,319,529	(65,501)
HSBC	7/17/26	USD	17,820,738	CNH	125,000,000	(290,505)
UBS	7/17/26	USD	4,607,328	CNH	32,240,701	(64,025)
UBS	7/17/26	USD	4,606,405	CNH	32,239,771	(64,813)
HSBC	8/14/26	USD	8,167,670	CNH	57,373,800	(156,145)
HSBC	8/14/26	USD	6,116,033	CNH	42,965,130	(117,366)
UBS	8/14/26	USD	8,170,148	CNH	57,390,388	(156,073)
UBS	8/14/26	USD	8,168,254	CNH	57,377,086	(156,037)
Bank of America	9/11/26	USD	7,310,224	CNH	50,971,266	(94,443)
Goldman Sachs	9/11/26	USD	7,309,071	CNH	50,971,266	(95,596)
UBS	9/11/26	USD	7,330,777	CNH	51,110,913	(94,176)
UBS	9/11/26	USD	7,309,416	CNH	50,984,638	(97,194)
Citibank	9/18/26	USD	5,828,381	CNH	40,666,657	(81,265)
PAGE 3 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank	9/18/26	USD	5,834,445	CNH	40,666,664	$(75,203)
HSBC	9/18/26	USD	5,831,935	CNH	40,666,664	(77,713)
Morgan Stanley	9/18/26	USD	5,829,510	CNH	40,666,661	(80,137)
Barclays	10/16/26	USD	3,915,546	CNH	27,411,956	(73,070)
UBS	10/16/26	USD	3,914,999	CNH	27,411,647	(73,573)
UBS	10/16/26	USD	3,915,222	CNH	27,411,647	(73,349)
UBS	10/16/26	USD	3,912,931	CNH	27,411,647	(75,640)
TWD: Taiwan Dollar
Citibank	1/5/26	TWD	139,000,000	USD	4,420,557	3,306
Citibank	1/5/26	USD	4,447,146	TWD	139,000,000	23,283
UBS	1/5/26	USD	4,420,557	TWD	139,000,000	(3,306)
UBS	1/5/26	TWD	139,000,000	USD	4,448,997	(25,133)
Citibank	1/8/26	USD	3,925,950	TWD	123,000,000	8,877
UBS	1/8/26	TWD	123,000,000	USD	3,926,576	(9,504)
Citibank	1/9/26	USD	3,679,765	TWD	115,000,000	16,702
Citibank	1/9/26	TWD	115,000,000	USD	3,680,000	(16,938)
Citibank	1/15/26	USD	6,767,775	TWD	210,870,348	48,936
Citibank	1/15/26	USD	2,085,539	TWD	65,000,000	14,482
Citibank	1/15/26	USD	2,106,754	TWD	65,667,521	14,428
Citibank	1/15/26	TWD	341,537,869	USD	10,955,505	(73,283)
Bank of America	1/16/26	USD	3,305,098	TWD	103,713,988	869
Bank of America	1/16/26	TWD	118,836,792	USD	3,807,651	(21,623)
Citibank	1/16/26	TWD	139,000,000	USD	4,454,557	(26,148)
Citibank	1/16/26	USD	4,641,485	TWD	145,000,000	21,922
HSBC	1/16/26	USD	3,311,087	TWD	103,786,012	4,562
JPMorgan	1/16/26	USD	2,288,020	TWD	71,505,188	9,932
JPMorgan	1/16/26	TWD	118,836,792	USD	3,802,777	(16,749)
JPMorgan	1/16/26	USD	2,286,995	TWD	71,505,187	8,907
JPMorgan	1/16/26	TWD	118,836,791	USD	3,801,561	(15,533)
Morgan Stanley	1/16/26	USD	3,983,556	TWD	125,000,000	1,174
UBS	1/16/26	TWD	125,000,000	USD	3,985,969	(3,587)
Citibank	1/20/26	USD	3,674,121	TWD	115,000,000	11,876
Citibank	1/20/26	TWD	115,000,000	USD	3,674,121	(11,876)
Citibank	1/20/26	USD	4,894,327	TWD	154,000,000	(9,897)
Citibank	1/20/26	USD	3,881,718	TWD	123,000,000	(35,292)
State Street	1/20/26	TWD	154,000,000	USD	4,895,105	9,119
State Street	1/20/26	TWD	123,000,000	USD	3,882,208	34,802
Citibank	1/22/26	USD	4,112,232	TWD	130,000,000	(26,824)
State Street	1/22/26	TWD	130,000,000	USD	4,114,445	24,611
Citibank	1/23/26	USD	3,887,607	TWD	123,000,000	(28,164)
State Street	1/23/26	TWD	123,000,000	USD	3,887,361	28,410
State Street	1/26/26	TWD	123,000,000	USD	3,889,943	24,590
State Street	1/26/26	TWD	91,683,000	USD	2,902,096	15,759
State Street	1/26/26	USD	2,912,754	TWD	91,683,000	(5,101)
UBS	1/26/26	USD	3,889,943	TWD	123,000,000	(24,590)
Citibank	2/6/26	USD	2,247,105	TWD	70,417,521	8,420
Citibank	2/6/26	TWD	123,000,000	USD	3,930,466	(20,100)
Citibank	2/6/26	TWD	65,667,521	USD	2,107,701	(20,026)
HSBC	2/6/26	USD	3,817,718	TWD	118,250,000	58,362
Citibank	2/13/26	USD	3,372,926	TWD	97,116,667	285,678
Citibank	2/13/26	USD	3,370,819	TWD	97,116,668	283,571
Citibank	2/13/26	TWD	115,000,000	USD	3,685,779	(30,037)
Citibank	2/13/26	TWD	79,233,335	USD	2,545,241	(26,487)
Bank of America	2/26/26	USD	2,174,434	TWD	67,994,563	13,270
Citibank	2/26/26	TWD	210,870,348	USD	6,774,951	(72,569)
HSBC	2/26/26	USD	2,351,649	TWD	74,881,222	(28,403)
HSBC	2/26/26	USD	2,182,461	TWD	67,994,563	21,296
Citibank	3/6/26	TWD	65,000,000	USD	2,088,152	(22,312)
HSBC	3/6/26	USD	2,170,664	TWD	69,331,013	(32,825)
JPMorgan	3/6/26	USD	2,167,122	TWD	69,341,415	(36,697)
JPMorgan	3/6/26	TWD	71,505,188	USD	2,290,365	(17,776)
JPMorgan	3/6/26	TWD	71,505,187	USD	2,289,485	(16,896)
State Street	3/6/26	USD	2,174,558	TWD	69,337,947	(29,152)
Bank of America	3/13/26	USD	2,526,781	TWD	71,659,500	249,134
Citibank	3/13/26	USD	2,561,481	TWD	71,670,250	283,493
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 4

Consolidated Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank	3/13/26	USD	4,154,468	TWD	113,500,057	$546,948
Citibank	3/13/26	TWD	115,000,000	USD	3,679,058	(23,864)
Goldman Sachs	3/13/26	USD	2,524,400	TWD	71,670,250	246,412
Morgan Stanley	3/13/26	TWD	125,000,000	USD	3,984,826	(11,788)
Citibank	3/20/26	USD	2,281,003	TWD	73,384,412	(51,627)
Citibank	3/20/26	USD	2,280,861	TWD	73,384,417	(51,769)
Citibank	3/20/26	TWD	154,000,000	USD	4,901,181	(6,069)
HSBC	3/20/26	USD	2,279,373	TWD	73,384,416	(53,256)
HSBC	3/20/26	USD	2,280,719	TWD	73,384,405	(51,910)
Citibank	3/27/26	USD	3,615,430	TWD	116,163,756	(77,252)
JPMorgan	3/27/26	USD	2,185,641	TWD	67,984,364	24,514
UBS	3/27/26	USD	3,582,979	TWD	116,163,756	(109,703)
Citibank	4/17/26	TWD	145,000,000	USD	4,652,058	(41,492)
HSBC	4/17/26	USD	1,981,147	TWD	62,000,000	9,733
HSBC	4/17/26	USD	4,168,199	TWD	113,500,057	559,237
JPMorgan	4/17/26	USD	1,981,970	TWD	62,000,000	10,556
UBS	4/17/26	USD	3,853,549	TWD	118,250,000	93,553
HSBC	4/24/26	USD	3,861,661	TWD	118,329,019	98,734
HSBC	4/24/26	USD	3,863,691	TWD	118,170,981	105,789
HSBC	4/24/26	USD	4,173,557	TWD	113,499,886	564,199
UBS	5/15/26	USD	3,422,734	TWD	97,116,666	333,340
UBS	5/15/26	USD	3,419,962	TWD	97,116,666	330,567
UBS	5/15/26	USD	3,416,954	TWD	97,116,666	327,559
UBS	5/15/26	USD	3,414,431	TWD	97,116,667	325,037
Citibank	5/22/26	USD	2,551,493	TWD	71,107,555	289,227
HSBC	5/22/26	USD	2,542,661	TWD	71,118,223	280,055
HSBC	5/22/26	USD	2,544,480	TWD	71,118,222	281,875
HSBC	5/29/26	USD	4,202,390	TWD	113,653,642	586,130
JPMorgan	5/29/26	USD	4,155,772	TWD	113,473,341	545,248
UBS	5/29/26	USD	4,187,369	TWD	113,373,017	580,038
JPMorgan	6/5/26	USD	4,023,905	TWD	110,979,287	492,344
UBS	6/5/26	USD	4,045,909	TWD	110,979,288	514,349
UBS	6/5/26	USD	4,044,506	TWD	111,062,137	510,309
UBS	6/5/26	USD	4,036,638	TWD	110,979,288	505,077
HSBC	6/12/26	USD	5,970,547	TWD	168,250,000	615,933
UBS	6/12/26	USD	6,001,727	TWD	168,258,412	646,845
UBS	6/12/26	USD	5,981,624	TWD	168,233,175	627,546
JPMorgan	6/26/26	USD	4,948,373	TWD	136,649,322	598,493
UBS	6/26/26	USD	4,937,587	TWD	136,450,226	594,044
UBS	6/26/26	USD	4,922,802	TWD	136,450,226	579,259
UBS	6/26/26	USD	4,932,768	TWD	136,450,226	589,225
Citibank	7/10/26	USD	18,186,393	TWD	506,000,000	2,075,151
Citibank	7/10/26	USD	4,120,319	TWD	121,912,000	238,592
HSBC	7/10/26	USD	18,187,046	TWD	506,000,000	2,075,805
Bank of America	7/17/26	USD	2,506,455	TWD	69,466,398	294,265
Barclays	7/17/26	USD	2,511,017	TWD	69,499,930	297,759
Citibank	7/17/26	USD	2,497,485	TWD	69,500,000	284,225
HSBC	7/17/26	USD	2,506,169	TWD	69,533,672	291,837
Citibank	7/24/26	USD	3,787,614	TWD	108,250,000	339,793
Standard Chartered	7/24/26	USD	3,815,269	TWD	108,239,175	367,793
Citibank	8/7/26	USD	3,807,386	TWD	108,255,412	358,294
Citibank	8/7/26	USD	3,799,635	TWD	108,255,413	350,544
Citibank	8/7/26	USD	3,557,468	TWD	103,750,000	251,922
Citibank	8/7/26	USD	3,571,552	TWD	103,750,000	266,005
HSBC	8/28/26	USD	5,372,674	TWD	158,198,395	329,955
Standard Chartered	8/28/26	USD	5,373,586	TWD	158,198,362	330,867
Bank of America	9/11/26	USD	4,067,589	TWD	117,960,094	306,304
Citibank	9/11/26	USD	4,087,571	TWD	118,000,000	325,013
Citibank	9/11/26	TWD	123,000,000	USD	3,908,981	13,007
State Street	9/11/26	TWD	91,683,000	USD	2,926,514	(3,102)
UBS	9/11/26	USD	4,067,589	TWD	117,960,095	306,304
UBS	9/11/26	USD	4,083,687	TWD	118,079,811	318,584
UBS	9/11/26	TWD	123,000,000	USD	3,908,857	13,132
Bank of America	9/18/26	USD	4,449,093	TWD	127,666,730	377,652
Citibank	9/18/26	USD	4,443,667	TWD	127,666,539	372,231
PAGE 5 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank	9/18/26	TWD	123,000,000	USD	3,901,665	$20,948
Citibank	9/18/26	TWD	130,000,000	USD	4,135,649	10,203
State Street	9/18/26	USD	4,410,819	TWD	127,666,731	339,377
Barclays	11/13/26	USD	9,993,461	TWD	300,353,479	402,696
Unrealized gain on currency forward contracts						25,281,743
Unrealized loss on currency forward contracts						(6,402,504)
Net unrealized gain on currency forward contracts						$18,879,239
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 6

Consolidated
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments in securities, at value (cost $9,220,043,805)	$12,576,832,634
Unrealized appreciation on currency forward contracts	25,281,743
Cash pledged as collateral for currency forward contracts	90,000
Cash	100
Cash denominated in foreign currency (cost $69,982)	69,985
Deposits with broker for futures contracts	6,149,411
Receivable for investments sold	2,680,086
Receivable for Fund shares sold	1,015,703
Dividends and interest receivable	24,805,401
Expense reimbursement receivable	57,107
Prepaid expenses and other assets	44,476
12,637,026,646
Liabilities:
Unrealized depreciation on currency forward contracts	6,402,504
Cash received as collateral for currency forward contracts	18,030,000
Payable for variation margin for futures contracts	1,005,303
Payable for investments purchased	2,330,753
Payable for Fund shares redeemed	20,406,808
Deferred foreign capital gains tax	34,738,070
Management fees payable	6,453,481
Accrued expenses	353,983
89,720,902
Net Assets	$12,547,305,744
Net Assets Consist of:
Paid in capital	$9,085,650,484
Distributable earnings	3,461,655,260
$12,547,305,744
Class I
Total net assets	$11,207,920,680
Shares outstanding	709,092,387
Net asset value per share	$15.81
Class X
Total net assets	$1,339,385,064
Shares outstanding	84,714,038
Net asset value per share	$15.81
Consolidated
Statement of Operations
Year Ended December 31, 2025
Investment Income:
Dividends (net of foreign taxes of $10,581,927)	$264,441,620
Interest	11,889,175
276,330,795
Expenses:
Investment advisory fees	60,372,842
Administrative services fees
Class I	10,863,716
Class X	605,426
Custody and fund accounting fees	797,117
Professional services	297,261
Shareholder reports	140,241
Registration fees	128,681
Trustees fees	526,031
Miscellaneous	157,582
Total expenses	73,888,897
Expenses reimbursed by investment manager	(593,853)
Net expenses	73,295,044
Net Investment Income	203,035,751
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $1,328,700) (Note 5)	930,681,121
Futures contracts	48,178,038
Currency forward contracts	11,516,765
Foreign currency transactions	(13,192)
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $16,318,170)	1,491,731,519
Futures contracts	6,848,777
Currency forward contracts	1,164,788
Foreign currency translation	1,671,009
Net realized and unrealized gain	2,491,778,825
Net Change in Net Assets From Operations	$2,694,814,576
PAGE 7 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$203,035,751	$199,760,031
Net realized gain (loss)	990,362,732	1,105,180,511
Net change in unrealized appreciation/depreciation	1,501,416,093	(742,477,398)
	2,694,814,576	562,463,144
Distributions to Shareholders:
Class I	(901,880,877)	(1,237,415,376)
Class X	(107,430,007)	(134,377,211)
Total distributions	(1,009,310,884)	(1,371,792,587)
Fund Share Transactions:
Class I
Proceeds from sales of shares	1,015,655,671	1,165,945,899
Reinvestment of distributions	865,021,932	1,190,983,281
Cost of shares redeemed	(2,172,382,136)	(1,893,803,083)
Class X
Proceeds from sales of shares	271,532,827	524,223,367
Reinvestment of distributions	107,430,007	134,377,211
Cost of shares redeemed	(268,653,724)	(155,142,907)
Net change from Fund share transactions	(181,395,423)	966,583,768
Total change in net assets	1,504,108,269	157,254,325
Net Assets:
Beginning of year	11,043,197,475	10,885,943,150
End of year	$12,547,305,744	$11,043,197,475
Share Information:
Class I
Shares sold	65,336,152	77,216,237
Distributions reinvested	55,628,420	87,060,181
Shares redeemed	(139,924,409)	(121,030,286)
Net change in shares outstanding	(18,959,837)	43,246,132
Class X
Shares sold	17,665,291	32,712,949
Distributions reinvested	6,908,682	9,815,720
Shares redeemed	(17,503,948)	(9,739,658)
Net change in shares outstanding	7,070,025	32,789,011
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 8

Notes to Consolidated Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2008, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of U.S. and foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
PAGE 9 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Consolidated Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At December 31, 2025, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Dodge & Cox Global Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$985,053,206	$120,848,815
Consumer Discretionary	814,788,973	206,195,021
Consumer Staples	145,533,462	215,574,690
Energy	244,744,453	203,859,425
Financials	1,484,328,995	1,368,292,388
Health Care	1,616,952,927	1,188,845,351
Industrials	1,163,039,922	390,635,774
Information Technology	234,399,785	734,631,617
Materials	435,634,040	292,794,010
Real Estate	147,122,858	—
Utilities	79,817,582	—
Preferred Stocks
Financials	—	177,658,764
Information Technology	—	69,961,886
Short-Term Investments
Government	—	53,825,127
Repurchase Agreements	—	107,731,384
Money Market Fund	94,562,179	—
Total Securities	$7,445,978,382	$5,130,854,252
Other Investments
Futures Contracts
Appreciation	$744,916	$—
Currency Forward Contracts
Appreciation	—	25,281,743
Depreciation	—	(6,402,504)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$25,281,743	$25,281,743
Futures contracts(a)	744,916	—	744,916
	$744,916	$25,281,743	$26,026,659
Liabilities
Unrealized depreciation on currency forward contracts	$—	$6,402,504	$6,402,504
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$48,178,038	$—	48,178,038
Currency forward contracts	—	11,516,765	11,516,765
	$48,178,038	$11,516,765	$59,694,803
Net change in unrealized appreciation/depreciation
Futures contracts	$6,848,777	$—	6,848,777
Currency forward contracts	—	1,164,788	1,164,788
	$6,848,777	$1,164,788	$8,013,565
PAGE 11 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	0-4%
Currency forward contracts	USD total value	3-6%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of December 31, 2025.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$1,241,494	$(510,207)	$(731,287)	$—
Barclays	700,455	(420,096)	(270,000)	10,359
Citibank	6,767,077	(944,385)	(5,822,692)	—
Goldman Sachs	246,412	(95,596)	—	150,816
HSBC	5,883,502	(2,117,800)	(3,720,000)	45,702
JPMorgan	1,897,404	(474,169)	(1,260,000)	163,235
Morgan Stanley	1,174	(282,021)	90,000	(190,847)
Standard Chartered	698,660	—	(520,000)	178,660
State Street	650,797	(92,608)	—	558,189
UBS	7,194,768	(1,465,622)	(5,610,000)	119,146
	$25,281,743	$(6,402,504)	$(17,843,979)	$1,035,260
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Class X shares would otherwise exceed 0.52%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the year ended December 31, 2025, Dodge & Cox reimbursed expenses of $593,853 to Class X.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primar
Dodge & Cox Global Stock Fund ■ PAGE 12

Notes to Consolidated Financial Statements
ily due to differing treatments of redemptions in-kind, wash sales, passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$265,478,460	$200,679,127
Long-term capital gain	$636,402,417	$1,036,736,249
Class X
Ordinary income	$32,518,749	$22,701,142
Long-term capital gain	$74,911,258	$111,676,069
At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$12,329,350
Undistributed long-term capital gain	124,445,310
Net unrealized appreciation	3,324,880,600
Total distributable earnings	$3,461,655,260
At December 31, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$9,238,452,419
Unrealized appreciation	3,826,193,666
Unrealized depreciation	(468,189,296)
Net unrealized appreciation	3,358,004,370
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the year ended December 31, 2025, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $117,873,925 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2025, the Fund’s commitment fee amounted to $50,430 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 7: Purchases and Sales of Investments
For the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, aggregated to $3,059,444,094 and $3,659,732,871, respectively.
Note 8: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. The adoption of this ASU did not have a material impact on the financial statements.
Note 9: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 13 ■ Dodge & Cox Global Stock Fund

Consolidated Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2025	2024	2023	2022	2021
Class I
Net asset value, beginning of year	$13.71	$14.92	$12.61	$14.44	$13.30
Income from investment operations:
Net investment income	0.29	0.29	0.25	0.24	0.23
Net realized and unrealized gain (loss)	3.14	0.47	2.30	(1.10)	2.46
Total from investment operations	3.43	0.76	2.55	(0.86)	2.69
Distributions to shareholders from:
Net investment income	(0.30)	(0.29)	(0.24)	(0.21)	(0.27)
Net realized gain	(1.03)	(1.68)	—	(0.76)	(1.28)
Total distributions	(1.33)	(1.97)	(0.24)	(0.97)	(1.55)
Net asset value, end of year	$15.81	$13.71	$14.92	$12.61	$14.44
Total return	25.18%	5.10%	20.26%	(5.80)%	20.75%
Ratios/supplemental data:
Net assets, end of year (millions)	$11,208	$9,979	$10,217	$9,681	$10,487
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	1.67%	1.76%	1.79%	1.72%	1.34%
Portfolio turnover rate	26%	27%	20%	25%	24%
Class X(a)
Net asset value, beginning of year	$13.71	$14.92	$12.61	$13.83
Income from investment operations:
Net investment income	0.31	0.29	0.26	0.08
Net realized and unrealized gain (loss)	3.14	0.48	2.31	(0.32)
Total from investment operations	3.45	0.77	2.57	(0.24)
Distributions to shareholders from:
Net investment income	(0.32)	(0.30)	(0.26)	(0.22)
Net realized gain	(1.03)	(1.68)	—	(0.76)
Total distributions	(1.35)	(1.98)	(0.26)	(0.98)
Net asset value, end of year	$15.81	$13.71	$14.92	$12.61
Total return	25.30%	5.20%	20.38%	(1.58)%
Ratios/supplemental data:
Net assets, end of period (millions)	$1,339	$1,064	$669	$390
Ratio of expenses to average net assets	0.52%	0.52%	0.52%	0.52%(b)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.57%	0.57%	0.57%	0.57%(b)
Ratio of net investment income to average net assets	1.76%	1.84%	1.86%	1.02%(b)
Portfolio turnover rate	26%	27%	20%	25%
(a)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(b)	Annualized
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox Global Stock Fund ■ PAGE 14

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Global Stock Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Dodge & Cox Global Stock Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California

February 19, 2026
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
PAGE 15 ■ Dodge & Cox Global Stock Fund

Special 2025 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
The Fund designates $745,660,952 as long-term capital gain distributions in 2025.
In 2025, the Fund elected to pass through to shareholders foreign source income of $196,852,283 and foreign taxes paid of $11,911,149.
The Fund designates $255,783,305 of its distributions paid to shareholders in 2025 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
For shareholders that are corporations, the Fund designates 23% of its ordinary dividends paid to shareholders in 2025 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.
Dodge & Cox Global Stock Fund ■ PAGE 16

2025
December 31, 2025

Financial Statements and Other Information

International Stock Fund | Class I (dodfx) | Class X (doxfx)
ESTABLISHED 2001
12/25 ISF AR

Consolidated Portfolio of Investments  December 31, 2025
Common Stocks: 96.3%
	Shares	Value
Communication Services: 5.2%
Media & Entertainment: 1.5%
NetEase, Inc. ADR (China)	2,024,726	$278,642,792
Tencent Holdings, Ltd. (China)	8,746,800	670,243,115
		948,885,907
Telecommunication Services: 3.7%
Cellnex Telecom SA(a)(b) (Spain)	25,525,500	821,067,465
Deutsche Telekom AG (Germany)	24,340,200	789,531,489
Liberty Global, Ltd., Class A(c) (Belgium)	4,326,061	48,192,320
Liberty Global, Ltd., Class C(c) (Belgium)	6,395,068	70,601,551
Millicom International Cellular SA (Guatemala)	7,551,010	418,627,994
Sunrise Communications AG, Class A (Switzerland)	2,073,133	110,943,970
		2,258,964,789
		3,207,850,696
Consumer Discretionary: 10.1%
Automobiles & Components: 0.7%
Stellantis NV (Netherlands)	37,661,900	415,788,715
Consumer Discretionary Distribution & Retail: 4.9%
Alibaba Group Holding, Ltd. ADR (China)	7,067,500	1,035,954,150
Coupang, Inc., Class A(c) (South Korea)	33,806,300	797,490,617
JD.com, Inc. ADR, Class A (China)	11,731,048	336,681,078
PDD Holdings, Inc. ADR, Class A(c) (China)	3,004,100	340,634,899
Prosus NV, Class N (China)	7,992,164	493,625,461
		3,004,386,205
Consumer Durables & Apparel: 1.2%
adidas AG (Germany)	1,583,300	311,670,636
Kering SA (France)	1,202,500	424,316,344
		735,986,980
Consumer Services: 3.3%
Booking Holdings, Inc. (United States)	182,800	978,954,324
Entain PLC(d) (United Kingdom)	44,909,996	462,450,487
Flutter Entertainment PLC(c) (United States)	604,478	129,986,949
Ollamani SAB(c) (Mexico)	11,595,195	49,581,009
Yum China Holdings, Inc. (China)	8,073,100	385,409,794
		2,006,382,563
		6,162,544,463
Consumer Staples: 7.4%
Consumer Staples Distribution & Retail: 0.8%
Seven & i Holdings Co., Ltd. (Japan)	10,853,700	155,869,084
Wal-Mart de Mexico SAB de CV (Mexico)	115,479,700	359,184,673
		515,053,757
Food, Beverage & Tobacco: 4.8%
Anheuser-Busch InBev SA/NV (Belgium)	13,439,500	862,283,721
Danone SA (France)	7,036,200	634,872,230
Diageo PLC (United Kingdom)	24,368,300	524,910,289
Imperial Brands PLC (United Kingdom)	21,473,497	902,783,973
		2,924,850,213

	Shares	Value
Household & Personal Products: 1.8%
Beiersdorf AG (Germany)	4,374,500	$481,395,506
Reckitt Benckiser Group PLC (United Kingdom)	7,249,200	586,903,847
		1,068,299,353
		4,508,203,323
Energy: 5.2%
BP PLC (United Kingdom)	63,195,900	366,851,013
Equinor ASA (Norway)	4,354,500	102,947,127
Suncor Energy, Inc. (Canada)	21,668,754	961,225,927
TC Energy Corp. (Canada)	8,933,400	491,426,334
TotalEnergies SE (France)	19,027,870	1,240,195,993
		3,162,646,394
Financials: 25.0%
Banks: 13.6%
Axis Bank, Ltd. (India)	66,840,650	945,638,265
Banco Santander SA (Spain)	142,808,516	1,675,835,536
Barclays PLC (United Kingdom)	270,051,508	1,714,301,273
BNP Paribas SA, Class A (France)	20,740,092	1,962,543,310
Credicorp, Ltd. (Peru)	2,738,280	785,886,360
HDFC Bank, Ltd. (India)	92,493,800	1,023,813,666
IndusInd Bank, Ltd.(c) (India)	17,431,600	167,846,228
		8,275,864,638
Financial Services: 4.5%
Brookfield Corp. (Canada)	10,520,679	482,793,959
Julius Baer Group, Ltd. (Switzerland)	6,581,500	514,532,904
UBS Group AG (Switzerland)	32,415,142	1,498,456,787
XP, Inc., Class A (Brazil)	16,476,502	269,720,338
		2,765,503,988
Insurance: 6.9%
Aegon, Ltd. (Netherlands)	22,081,964	170,418,897
AIA Group, Ltd. (Hong Kong)	79,983,500	821,549,975
Aon PLC, Class A (United States)	2,053,100	724,497,928
Aviva PLC (United Kingdom)	91,642,652	839,039,326
Prudential PLC (Hong Kong)	69,388,158	1,070,607,385
Willis Towers Watson PLC (United States)	1,805,600	593,320,160
		4,219,433,671
		15,260,802,297
Health Care: 15.3%
Health Care Equipment & Services: 2.3%
Fresenius Medical Care AG(d) (Germany)	14,034,734	672,403,606
Koninklijke Philips NV (Netherlands)	15,529,400	420,302,723
Olympus Corp. (Japan)	21,423,000	272,890,989
		1,365,597,318
Pharmaceuticals, Biotechnology & Life Sciences: 13.0%
Bayer AG (Germany)	21,789,910	939,955,575
BioNTech SE ADR(c) (Germany)	2,517,713	239,686,278
GSK PLC (United Kingdom)	74,716,020	1,836,187,331
Haleon PLC (United Kingdom)	154,811,204	783,368,060
Novartis AG (Switzerland)	11,751,470	1,623,326,925
Roche Holding AG (Switzerland)	3,094,500	1,278,858,022
Sanofi SA (France)	12,779,822	1,239,869,308
		7,941,251,499
		9,306,848,817
Industrials: 10.4%
Capital Goods: 9.1%
Ashtead Group PLC (United Kingdom)	13,623,800	929,484,910
Daikin Industries, Ltd. (Japan)	3,540,200	454,466,236
PAGE 1 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Common Stocks (continued)
	Shares	Value
Johnson Controls International PLC (United States)	16,345,201	$1,957,337,820
Mitsubishi Electric Corp. (Japan)	24,550,000	720,210,519
NIDEC Corp. (Japan)	27,185,500	368,147,451
Schneider Electric SE (France)	1,890,646	518,228,699
Smiths Group PLC(d) (United Kingdom)	19,027,426	599,575,118
		5,547,450,753
Transportation: 1.3%
DHL Group (Germany)	14,051,200	769,615,473
		6,317,066,226
Information Technology: 9.0%
Semiconductors & Semiconductor Equipment: 5.8%
Infineon Technologies AG (Germany)	22,091,300	978,840,271
SK hynix, Inc. (South Korea)	1,225,100	554,756,393
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	41,154,200	2,010,521,671
		3,544,118,335
Technology, Hardware & Equipment: 3.2%
Brother Industries, Ltd. (Japan)	7,931,700	158,245,213
Kyocera Corp. (Japan)	28,338,400	397,816,742
Murata Manufacturing Co., Ltd. (Japan)	21,507,800	446,493,857
TE Connectivity PLC (Switzerland)	4,056,985	923,004,657
		1,925,560,469
		5,469,678,804
Materials: 7.6%
Akzo Nobel NV(d) (Netherlands)	13,435,060	933,116,569
Amrize, Ltd.(c) (United States)	5,176,541	281,991,715
Cemex SAB de CV ADR (Mexico)	70,890,135	814,527,651
Glencore PLC (Australia)	150,656,017	819,529,035
Holcim AG (Switzerland)	4,677,041	458,506,041
International Flavors & Fragrances, Inc. (United States)	7,740,800	521,652,512
Linde PLC (United States)	1,277,735	544,813,427
Mitsubishi Chemical Group Corp. (Japan)	43,225,400	252,463,435
		4,626,600,385
Real Estate: 1.1%
Real Estate Management & Development: 1.1%
CK Asset Holdings, Ltd. (Hong Kong)	47,412,800	238,822,520
Daito Trust Construction Co., Ltd. (Japan)	12,326,000	235,075,455
Hang Lung Group, Ltd.(d) (Hong Kong)	91,709,300	179,476,233
		653,374,208
Utilities: 0.0%
The Kansai Electric Power Co., Inc. (Japan)	128,800	2,020,991
Total Common Stocks (Cost $39,446,601,534)		$58,677,636,604
Preferred Stocks: 2.8%
	Shares	Value
Financials: 2.2%
Banks: 2.2%
Itau Unibanco Holding SA, Pfd (Brazil)	188,445,087	$1,350,782,224

	Shares	Value
Information Technology: 0.6%
Technology, Hardware & Equipment: 0.6%
Samsung Electronics Co., Ltd., Pfd (South Korea)	6,479,600	$397,643,078
Total Preferred Stocks (Cost $797,053,892)		$1,748,425,302
Short-Term Investments: 1.7%
	Par Value/ Shares	Value
Repurchase Agreements: 1.0%
Fixed Income Clearing Corp.(e) 3.78%, dated 12/31/25, due 1/2/26, maturity value $548,115,080	$548,000,000	548,000,000
Fixed Income Clearing Corp.(e) 1.35%, dated 12/31/25, due 1/2/26, maturity value $61,820,690	61,816,054	61,816,054
		609,816,054
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	414,816,324	414,816,324
Total Short-Term Investments (Cost $1,024,632,378)		$1,024,632,378
Total Investments In Securities (Cost $41,268,287,804)	100.8%	$61,450,694,284
Other Assets Less Liabilities	(0.8)%	(498,771,285)
Net Assets	100.0%	$60,951,922,999
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing
(d)	See below regarding holdings of 5% voting securities
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.50%-4.75%, 4/30/27-11/15/43. Total collateral value is $622,012,401.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments  December 31, 2025
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	1/15/26	USD	36,125,945	CNH	260,009,623	$(1,168,531)
Barclays	1/15/26	USD	44,582,401	CNH	318,434,254	(1,092,211)
Barclays	1/15/26	USD	44,574,465	CNH	318,386,491	(1,093,295)
HSBC	1/15/26	USD	36,001,668	CNH	259,100,406	(1,162,394)
Standard Chartered	1/15/26	USD	44,483,377	CNH	318,434,255	(1,191,234)
Barclays	1/30/26	USD	84,904,555	CNH	600,699,726	(1,335,657)
UBS	1/30/26	USD	84,905,603	CNH	600,660,442	(1,328,969)
HSBC	2/5/26	USD	39,528,515	CNH	282,130,821	(990,785)
HSBC	2/5/26	USD	84,800,141	CNH	599,325,000	(1,274,217)
Morgan Stanley	2/5/26	USD	39,613,080	CNH	282,738,359	(993,474)
Morgan Stanley	2/5/26	USD	39,539,594	CNH	282,130,821	(979,706)
HSBC	2/12/26	USD	42,758,232	CNH	306,183,149	(1,233,690)
HSBC	2/12/26	USD	42,738,106	CNH	306,184,340	(1,253,987)
JPMorgan	2/12/26	USD	56,978,574	CNH	408,245,787	(1,677,550)
UBS	2/12/26	USD	42,735,720	CNH	306,184,340	(1,256,373)
UBS	2/12/26	USD	42,739,299	CNH	306,184,340	(1,252,794)
Citibank	3/13/26	USD	29,751,423	CNH	210,559,749	(552,915)
HSBC	3/13/26	USD	86,722,133	CNH	612,900,000	(1,488,121)
UBS	3/13/26	USD	29,671,765	CNH	210,559,748	(632,573)
HSBC	3/20/26	USD	49,783,939	CNH	351,972,448	(893,166)
HSBC	3/20/26	USD	49,779,992	CNH	351,919,654	(889,512)
UBS	3/20/26	USD	49,829,751	CNH	351,972,448	(847,354)
Bank of America	4/17/26	USD	28,547,106	CNH	200,637,624	(385,750)
Bank of America	4/17/26	USD	28,623,631	CNH	201,181,188	(387,610)
Citibank	4/17/26	USD	28,647,271	CNH	201,181,188	(363,970)
UBS	4/17/26	USD	57,520,606	CNH	410,208,199	(1,633,279)
HSBC	4/24/26	USD	85,187,817	CNH	599,671,119	(1,319,402)
HSBC	5/15/26	USD	52,359,949	CNH	366,268,312	(535,679)
HSBC	5/15/26	USD	52,353,592	CNH	366,213,375	(534,102)
HSBC	5/15/26	USD	52,318,065	CNH	366,268,313	(577,563)
State Street	5/15/26	USD	52,208,062	CNH	366,250,000	(684,921)
Bank of America	5/22/26	USD	49,449,329	CNH	347,613,949	(770,837)
HSBC	5/22/26	USD	49,376,189	CNH	347,183,733	(781,824)
HSBC	5/22/26	USD	49,410,481	CNH	347,083,925	(733,112)
State Street	5/22/26	USD	49,421,172	CNH	347,183,733	(736,841)
HSBC	6/12/26	USD	58,161,538	CNH	407,066,786	(713,140)
HSBC	6/12/26	USD	58,156,552	CNH	407,066,786	(718,126)
JPMorgan	6/12/26	USD	58,141,184	CNH	407,005,728	(724,664)
Bank of America	6/26/26	USD	39,437,704	CNH	276,119,141	(527,402)
HSBC	6/26/26	USD	49,926,550	CNH	349,296,129	(630,093)
HSBC	6/26/26	USD	50,073,781	CNH	350,175,968	(610,209)
JPMorgan	6/26/26	USD	50,126,257	CNH	350,527,903	(608,671)
HSBC	7/10/26	USD	41,518,636	CNH	290,397,946	(543,301)
HSBC	7/10/26	USD	41,525,166	CNH	290,397,946	(536,770)
JPMorgan	7/10/26	USD	41,500,254	CNH	290,391,801	(560,793)
JPMorgan	7/10/26	USD	41,636,212	CNH	291,166,195	(536,999)
HSBC	7/17/26	USD	49,130,079	CNH	343,895,813	(696,966)
UBS	7/17/26	USD	49,024,257	CNH	343,057,042	(681,259)
UBS	7/17/26	USD	49,014,437	CNH	343,047,145	(689,644)
HSBC	8/14/26	USD	40,190,148	CNH	282,335,793	(771,247)
HSBC	8/14/26	USD	53,672,028	CNH	377,019,163	(1,026,070)
UBS	8/14/26	USD	53,675,867	CNH	377,040,762	(1,025,364)
UBS	8/14/26	USD	53,688,311	CNH	377,128,174	(1,025,602)
Bank of America	9/11/26	USD	39,570,901	CNH	275,912,065	(511,229)
Goldman Sachs	9/11/26	USD	39,564,659	CNH	275,912,065	(517,471)
UBS	9/11/26	USD	39,682,160	CNH	276,667,988	(509,784)
UBS	9/11/26	USD	39,566,528	CNH	275,984,450	(526,117)
Citibank	9/18/26	USD	43,712,861	CNH	304,999,931	(609,490)
Citibank	9/18/26	USD	43,758,336	CNH	304,999,978	(564,022)
HSBC	9/18/26	USD	43,739,510	CNH	304,999,977	(582,848)
Morgan Stanley	9/18/26	USD	43,721,325	CNH	304,999,961	(601,031)
Barclays	10/16/26	USD	40,726,645	CNH	285,119,100	(760,021)
UBS	10/16/26	USD	40,699,444	CNH	285,115,883	(786,755)
PAGE 3 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	10/16/26	USD	40,720,951	CNH	285,115,883	$(765,248)
UBS	10/16/26	USD	40,723,278	CNH	285,115,883	(762,921)
Citibank	11/6/26	USD	64,055,705	CNH	446,622,000	(989,859)
HSBC	11/6/26	USD	64,067,152	CNH	446,689,000	(988,170)
JPMorgan	11/6/26	USD	25,333,209	CNH	176,689,000	(399,594)
TWD: Taiwan Dollar
Citibank	1/5/26	TWD	632,000,000	USD	20,099,224	15,032
Citibank	1/5/26	USD	20,220,118	TWD	632,000,000	105,861
UBS	1/5/26	USD	20,099,224	TWD	632,000,000	(15,033)
UBS	1/5/26	TWD	632,000,000	USD	20,228,531	(114,275)
Citibank	1/8/26	USD	17,874,242	TWD	560,000,000	40,415
UBS	1/8/26	TWD	560,000,000	USD	17,877,095	(43,268)
Citibank	1/9/26	USD	17,662,870	TWD	552,000,000	80,172
Citibank	1/9/26	TWD	552,000,000	USD	17,664,000	(81,302)
Citibank	1/15/26	TWD	400,000,000	USD	12,830,794	(85,827)
Citibank	1/15/26	USD	12,832,852	TWD	400,000,000	87,885
Bank of America	1/16/26	USD	18,476,695	TWD	579,798,681	4,856
Bank of America	1/16/26	USD	9,571,154	TWD	298,715,729	54,353
Bank of America	1/16/26	TWD	565,571,909	USD	18,121,497	(102,910)
Citibank	1/16/26	TWD	632,000,000	USD	20,253,813	(118,890)
Citibank	1/16/26	USD	2,240,717	TWD	70,000,000	10,583
Citibank	1/16/26	USD	9,562,667	TWD	300,000,000	4,951
HSBC	1/16/26	USD	18,510,171	TWD	580,201,319	25,505
JPMorgan	1/16/26	TWD	565,571,909	USD	18,098,301	(79,714)
JPMorgan	1/16/26	TWD	565,571,911	USD	18,092,511	(73,924)
JPMorgan	1/16/26	USD	19,190,175	TWD	600,000,000	74,741
JPMorgan	1/16/26	USD	19,198,771	TWD	600,000,000	83,338
Morgan Stanley	1/16/26	USD	9,560,534	TWD	300,000,000	2,817
State Street	1/16/26	TWD	400,000,000	USD	12,816,549	(72,927)
UBS	1/16/26	TWD	600,000,000	USD	19,132,653	(17,220)
Citibank	1/20/26	TWD	520,000,000	USD	16,613,419	(53,700)
Citibank	1/20/26	USD	16,613,419	TWD	520,000,000	53,700
Citibank	1/20/26	USD	23,235,855	TWD	731,000,000	(43,288)
Citibank	1/20/26	USD	18,935,210	TWD	600,000,000	(172,157)
State Street	1/20/26	TWD	731,000,000	USD	23,235,855	43,288
State Street	1/20/26	TWD	600,000,000	USD	18,937,601	169,767
Citibank	1/22/26	USD	18,979,534	TWD	600,000,000	(123,803)
State Street	1/22/26	TWD	600,000,000	USD	18,989,746	113,592
Citibank	1/23/26	USD	18,963,937	TWD	600,000,000	(137,386)
State Street	1/23/26	TWD	600,000,000	USD	18,962,738	138,584
State Street	1/26/26	TWD	585,000,000	USD	18,500,949	116,951
State Street	1/26/26	TWD	341,600,000	USD	10,812,864	58,716
State Street	1/26/26	USD	10,852,575	TWD	341,600,000	(19,005)
UBS	1/26/26	USD	18,500,949	TWD	585,000,000	(116,951)
Bank of America	2/6/26	TWD	298,715,729	USD	9,577,292	(80,643)
Citibank	2/6/26	USD	19,213,413	TWD	602,090,729	71,990
Citibank	2/6/26	TWD	560,000,000	USD	17,894,804	(91,512)
Citibank	2/6/26	TWD	400,000,000	USD	12,838,618	(121,981)
HSBC	2/6/26	USD	21,199,232	TWD	656,625,000	324,077
Citibank	2/13/26	USD	18,916,635	TWD	544,666,667	1,602,190
Citibank	2/13/26	USD	18,904,816	TWD	544,666,668	1,590,372
Citibank	2/13/26	TWD	552,000,000	USD	17,691,741	(144,176)
Citibank	2/13/26	TWD	537,333,335	USD	17,260,949	(179,624)
Bank of America	2/26/26	USD	20,114,833	TWD	628,990,824	122,753
Citibank	2/26/26	TWD	300,000,000	USD	9,565,411	(30,099)
Citibank	2/26/26	TWD	520,000,000	USD	16,627,230	(99,355)
Citibank	2/26/26	TWD	731,000,000	USD	23,252,855	(18,477)
HSBC	2/26/26	USD	17,230,930	TWD	548,667,259	(208,116)
HSBC	2/26/26	USD	20,189,081	TWD	628,990,824	197,001
HSBC	3/6/26	USD	19,716,960	TWD	629,759,702	(298,161)
JPMorgan	3/6/26	USD	19,684,788	TWD	629,854,176	(333,335)
JPMorgan	3/6/26	TWD	600,000,000	USD	19,218,449	(149,156)
JPMorgan	3/6/26	TWD	600,000,000	USD	19,211,066	(141,773)
State Street	3/6/26	USD	19,752,327	TWD	629,822,685	(264,796)
Bank of America	3/13/26	USD	14,102,962	TWD	399,960,000	1,390,514
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 4

Consolidated Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank	3/13/26	USD	14,296,640	TWD	400,020,000	$1,582,286
Citibank	3/13/26	USD	21,229,879	TWD	580,000,290	2,794,977
Goldman Sachs	3/13/26	USD	14,089,676	TWD	400,020,000	1,375,321
Morgan Stanley	3/13/26	TWD	300,000,000	USD	9,563,582	(28,292)
Citibank	3/20/26	USD	20,438,525	TWD	657,548,212	(462,593)
Citibank	3/20/26	USD	20,437,255	TWD	657,548,246	(463,864)
HSBC	3/20/26	USD	20,423,924	TWD	657,548,246	(477,194)
HSBC	3/20/26	USD	20,435,982	TWD	657,548,146	(465,134)
Citibank	3/27/26	USD	13,603,262	TWD	437,072,807	(290,664)
JPMorgan	3/27/26	USD	20,218,501	TWD	628,896,480	226,772
UBS	3/27/26	USD	13,481,164	TWD	437,072,807	(412,762)
Citibank	4/17/26	TWD	70,000,000	USD	2,245,821	(20,031)
HSBC	4/17/26	USD	10,784,470	TWD	337,500,000	52,980
HSBC	4/17/26	USD	21,300,047	TWD	580,000,290	2,857,774
JPMorgan	4/17/26	USD	10,788,952	TWD	337,500,000	57,462
UBS	4/17/26	USD	21,398,195	TWD	656,625,000	519,484
HSBC	4/24/26	USD	21,443,241	TWD	657,063,780	548,253
HSBC	4/24/26	USD	21,454,511	TWD	656,186,220	587,430
HSBC	4/24/26	USD	21,327,429	TWD	579,999,420	2,883,130
UBS	5/15/26	USD	19,195,977	TWD	544,666,666	1,869,494
UBS	5/15/26	USD	19,180,430	TWD	544,666,666	1,853,947
UBS	5/15/26	USD	19,149,410	TWD	544,666,667	1,822,927
UBS	5/15/26	USD	19,163,559	TWD	544,666,666	1,837,075
Citibank	5/22/26	USD	21,727,557	TWD	605,525,274	2,462,945
HSBC	5/22/26	USD	21,667,839	TWD	605,616,113	2,400,338
HSBC	5/22/26	USD	21,652,346	TWD	605,616,113	2,384,844
HSBC	5/29/26	USD	21,474,769	TWD	580,785,136	2,995,200
JPMorgan	5/29/26	USD	21,236,542	TWD	579,863,766	2,786,289
UBS	5/29/26	USD	21,398,009	TWD	579,351,098	2,964,069
JPMorgan	6/5/26	USD	20,663,294	TWD	569,893,639	2,528,253
UBS	6/5/26	USD	20,769,085	TWD	570,319,083	2,620,507
UBS	6/5/26	USD	20,776,290	TWD	569,893,639	2,641,250
UBS	6/5/26	USD	20,728,681	TWD	569,893,639	2,593,641
HSBC	6/12/26	USD	9,758,694	TWD	275,000,000	1,006,725
UBS	6/12/26	USD	9,809,658	TWD	275,013,750	1,057,251
UBS	6/12/26	USD	9,776,800	TWD	274,972,500	1,025,706
JPMorgan	6/26/26	USD	18,796,567	TWD	519,067,207	2,273,395
UBS	6/26/26	USD	18,699,435	TWD	518,310,931	2,200,336
UBS	6/26/26	USD	18,737,291	TWD	518,310,931	2,238,192
UBS	6/26/26	USD	18,755,597	TWD	518,310,931	2,256,499
Citibank	7/10/26	USD	18,688,590	TWD	552,958,000	1,082,187
Bank of America	7/17/26	USD	21,548,299	TWD	597,211,114	2,529,832
Barclays	7/17/26	USD	21,587,521	TWD	597,499,402	2,559,873
Citibank	7/17/26	USD	21,471,180	TWD	597,500,000	2,443,513
HSBC	7/17/26	USD	21,545,846	TWD	597,789,484	2,508,960
Citibank	7/24/26	USD	19,244,227	TWD	550,000,000	1,726,430
Citibank	7/24/26	USD	12,181,540	TWD	350,000,000	1,033,851
Standard Chartered	7/24/26	USD	19,384,737	TWD	549,945,000	1,868,693
Citibank	8/7/26	USD	19,344,688	TWD	550,027,500	1,820,434
Citibank	8/7/26	USD	19,305,307	TWD	550,027,500	1,781,053
Citibank	8/7/26	USD	19,887,533	TWD	580,000,000	1,408,334
Citibank	8/7/26	USD	19,966,264	TWD	580,000,000	1,487,065
HSBC	8/28/26	USD	24,368,916	TWD	717,542,723	1,496,581
Standard Chartered	8/28/26	USD	24,373,049	TWD	717,542,572	1,500,719
Bank of America	9/11/26	USD	18,528,215	TWD	537,318,228	1,395,240
Citibank	9/11/26	USD	18,619,232	TWD	537,500,000	1,480,462
Citibank	9/11/26	TWD	600,000,000	USD	19,068,200	63,450
State Street	9/11/26	TWD	341,600,000	USD	10,903,844	(11,558)
UBS	9/11/26	USD	18,601,541	TWD	537,863,544	1,451,178
UBS	9/11/26	USD	18,528,215	TWD	537,318,228	1,395,240
UBS	9/11/26	TWD	585,000,000	USD	18,590,905	62,455
Bank of America	9/18/26	USD	19,747,933	TWD	566,666,950	1,676,262
Citibank	9/18/26	USD	19,723,846	TWD	566,666,100	1,652,202
Citibank	9/18/26	TWD	600,000,000	USD	19,032,514	102,188
Citibank	9/18/26	TWD	600,000,000	USD	19,087,612	47,089
PAGE 5 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street	9/18/26	USD	19,578,046	TWD	566,666,950	$1,506,374
Barclays	11/13/26	USD	10,014,980	TWD	301,000,209	403,563
Unrealized gain on currency forward contracts						102,371,984
Unrealized loss on currency forward contracts						(62,799,154)
Net unrealized gain on currency forward contracts						$39,572,830
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the year ended December 31, 2025. Further details on these holdings and related activity during the year appear below.
	Value at Beginning of Year	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Year	Dividend Income (net of foreign taxes, if any)
Common Stocks 3.6%
Consumer Discretionary 0.8%
Entain PLC	$417,391,431	$—	$(48,407,598)	$(36,660,157)	$130,126,811	$462,450,487	$11,776,316
Health Care 0.0%
Fresenius Medical Care AG	662,351,779	18,397,900	(50,561,712)	(14,021,205)	56,236,844	—(a)	20,747,783
Industrials 1.0%
Smiths Group PLC	432,632,511	—	(36,842,532)	13,435,849	190,349,290	599,575,118	12,391,307
Materials 1.5%
Akzo Nobel NV	806,695,185	—	—	—	126,421,384	933,116,569	25,866,098
Real Estate 0.3%
Hang Lung Group, Ltd.	125,843,400	—	(3,200,249)	(5,947,149)	62,780,231	179,476,233	10,298,845
				$(43,192,662)	$565,914,560	$2,174,618,407	$81,080,349
(a)	Company was not an affiliate at period end
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 6

Consolidated
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $38,263,109,997)	$59,276,075,877
Affiliated issuers (cost $3,005,177,807)	2,174,618,407
61,450,694,284
Unrealized appreciation on currency forward contracts	102,371,984
Cash pledged as collateral for currency forward contracts	4,050,000
Cash	100
Cash denominated in foreign currency (cost $12,468,107)	12,488,871
Receivable for investments sold	80,667,391
Receivable for Fund shares sold	47,224,856
Dividends and interest receivable	176,631,119
Expense reimbursement receivable	787,753
Prepaid expenses and other assets	118,875
61,875,035,233
Liabilities:
Unrealized depreciation on currency forward contracts	62,799,154
Cash received as collateral for currency forward contracts	47,260,000
Payable for Fund shares redeemed	622,791,154
Deferred foreign capital gains tax	158,098,472
Management fees payable	30,638,403
Accrued expenses	1,525,051
923,112,234
Net Assets	$60,951,922,999
Net Assets Consist of:
Paid in capital	$40,040,173,627
Distributable earnings	20,911,749,372
$60,951,922,999
Class I
Total net assets	$46,966,410,672
Shares outstanding	2,852,875,197
Net asset value per share	$16.46
Class X
Total net assets	$13,985,512,327
Shares outstanding	849,465,539
Net asset value per share	$16.46
Consolidated
Statement of Operations
Year Ended December 31, 2025
Investment Income:
Dividends (net of foreign taxes of $95,279,402)
Unaffiliated issuers	$1,583,703,635
Affiliated issuers	81,080,349
Interest	56,853,130
1,721,637,114
Expenses:
Investment advisory fees	277,494,501
Administrative services fees
Class I	43,011,230
Class X	6,243,835
Custody and fund accounting fees	4,708,913
Professional services	485,820
Shareholder reports	1,156,356
Registration fees	477,904
Trustees fees	526,032
Miscellaneous	842,989
Total expenses	334,947,580
Expenses reimbursed by investment manager	(6,281,581)
Net expenses	328,665,999
Net Investment Income	1,392,971,115
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (net of foreign capital gains taxes of $1,937,828)	2,879,154,737
Investments in securities of affiliated issuers	(43,192,662)
Futures contracts	46,381,790
Currency forward contracts	96,153,678
Foreign currency transactions	(519,042)
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers (net of change in deferred foreign capital gains tax of $73,733,573)	13,063,473,527
Investments in securities of affiliated issuers	565,914,560
Futures contracts	35,589,390
Currency forward contracts	(109,278,324)
Foreign currency translation	14,206,000
Net realized and unrealized gain	16,547,883,654
Net Change in Net Assets From Operations	$17,940,854,769
PAGE 7 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$1,392,971,115	$1,241,490,563
Net realized gain (loss)	2,977,978,501	2,074,136,001
Net change in unrealized appreciation/depreciation	13,569,905,153	(1,463,324,959)
	17,940,854,769	1,852,301,605
Distributions to Shareholders:
Class I	(2,295,398,505)	(828,106,912)
Class X	(710,324,229)	(224,668,757)
Total distributions	(3,005,722,734)	(1,052,775,669)
Fund Share Transactions:
Class I
Proceeds from sales of shares	4,678,326,199	4,403,840,197
Reinvestment of distributions	2,045,106,162	737,407,057
Cost of shares redeemed	(8,699,688,663)	(8,790,993,477)
Class X
Proceeds from sales of shares	3,584,558,363	4,067,791,017
Reinvestment of distributions	691,238,559	217,155,942
Cost of shares redeemed	(3,443,450,678)	(1,628,877,976)
Net change from Fund share transactions	(1,143,910,058)	(993,677,240)
Total change in net assets	13,791,221,977	(194,151,304)
Net Assets:
Beginning of year	47,160,701,022	47,354,852,326
End of year	$60,951,922,999	$47,160,701,022
Share Information:(a)
Class I
Shares sold	2,214,454,114	345,625,972
Distributions reinvested	126,088,523	59,217,592
Shares redeemed	(235,581,469)	(684,591,332)
Net change in shares outstanding	2,104,961,168	(279,747,768)
Class X
Shares sold	732,726,948	315,587,856
Distributions reinvested	42,616,434	17,438,744
Shares redeemed	(123,121,716)	(125,893,144)
Net change in shares outstanding	652,221,666	207,133,456
(a)	Share amounts have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 24, 2025. See Note 7 for additional information.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 8

Notes to Consolidated Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox International Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2001, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
PAGE 9 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Consolidated Statement of Operations. Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox International Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At December 31, 2025, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
Dodge & Cox International Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$816,064,657	$2,391,786,039
Consumer Discretionary	4,054,692,820	2,107,851,643
Consumer Staples	359,184,673	4,149,018,650
Energy	1,452,652,261	1,709,994,133
Financials	2,856,218,745	12,404,583,552
Health Care	239,686,278	9,067,162,539
Industrials	1,957,337,820	4,359,728,406
Information Technology	923,004,657	4,546,674,147
Materials	1,880,993,590	2,745,606,795
Real Estate	—	653,374,208
Utilities	—	2,020,991
Preferred Stocks
Financials	—	1,350,782,224
Information Technology	—	397,643,078
Short-Term Investments
Repurchase Agreements	—	609,816,054
Money Market Fund	414,816,324	—
Total Securities	$14,954,651,825	$46,496,042,459
Other Investments
Currency Forward Contracts
Appreciation	$—	$102,371,984
Depreciation	—	(62,799,154)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
Foreign Exchange Derivatives
Assets
Unrealized appreciation on currency forward contracts	$102,371,984
Liabilities
Unrealized depreciation on currency forward contracts	$62,799,154
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$46,381,790	$—	46,381,790
Currency forward contracts	—	96,153,678	96,153,678
	$46,381,790	$96,153,678	$142,535,468
Net change in unrealized appreciation/depreciation
Futures contracts	$35,589,390	$—	35,589,390
Currency forward contracts	—	(109,278,324)	(109,278,324)
	$35,589,390	$(109,278,324)	$(73,688,934)
PAGE 11 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	0-3%
Currency forward contracts	USD total value	6-9%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of December 31, 2025.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$7,173,810	$(3,934,912)	$(3,238,898)	$—
Barclays	2,963,436	(4,281,184)	990,000	(327,748)
Citibank	26,631,617	(5,818,985)	(20,650,000)	162,632
Goldman Sachs	1,375,321	(517,471)	(857,850)	—
HSBC	20,268,798	(22,933,099)	760,000	(1,904,301)
JPMorgan	8,030,250	(5,286,173)	(2,744,077)	—
Morgan Stanley	2,817	(2,602,503)	2,300,000	(299,686)
Standard Chartered	3,369,412	(1,191,234)	(2,178,178)	—
State Street	2,147,272	(1,790,048)	(357,224)	—
UBS	30,409,251	(14,443,545)	(15,965,706)	—
	$102,371,984	$(62,799,154)	$(41,941,933)	$(2,369,103)
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Fund’s Class X shares would otherwise exceed 0.52%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the year ended December 31, 2025, Dodge & Cox reimbursed expenses of $6,281,581 to Class X.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differ
Dodge & Cox International Stock Fund ■ PAGE 12

Notes to Consolidated Financial Statements
ences are primarily due to differing treatments of wash sales, expenses, passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes.
	Year Ended December 31, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$1,146,042,552	$828,106,912
Long-term capital gain	$1,149,355,953	$—
Class X
Ordinary income	$361,154,240	$224,668,757
Long-term capital gain	$349,169,989	$—
At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$36,856,596
Undistributed long-term capital gain	1,029,825,788
Net unrealized appreciation	19,845,066,988
Total distributable earnings	$20,911,749,372
At December 31, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$41,500,401,590
Unrealized appreciation	21,646,443,165
Unrealized depreciation	(1,656,577,641)
Net unrealized appreciation	19,989,865,524
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to shareholders. In the event that EU reclaims received by the Fund during the year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2025, the Fund’s commitment fee amounted to $229,911 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 6: Purchases and Sales of Investments
For the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, aggregated to $8,916,924,764 and $10,076,421,472, respectively.
Note 7: Share Split
In August 2025, the Board of Trustees approved a 4-for-1 share split of the Fund's outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment. The Consolidated Financial Highlights and Consolidated Statement of Changes in Net Assets have been retroactively adjusted to reflect the share split for the year ended December 31, 2025 and all prior periods presented.
Note 8: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. The adoption of this ASU did not have a material impact on the financial statements.
Note 9: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 13 ■ Dodge & Cox International Stock Fund

Consolidated Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Class I
Net asset value, beginning of year	$12.48	$12.29	$10.78	$11.82	$10.93
Income from investment operations:
Net investment income	0.38	0.32	0.29	0.29	0.26 (b)
Net realized and unrealized gain (loss)	4.44	0.15	1.50	(1.09)	0.93
Total from investment operations	4.82	0.47	1.79	(0.80)	1.19
Distributions to shareholders from:
Net investment income	(0.42)	(0.28)	(0.28)	(0.24)	(0.30)
Net realized gain	(0.42)	—	—	—	—
Total distributions	(0.84)	(0.28)	(0.28)	(0.24)	(0.30)
Net asset value, end of year	$16.46	$12.48	$12.29	$10.78	$11.82
Total return	38.71%	3.80%	16.70%	(6.78)%	11.02%
Ratios/supplemental data:
Net assets, end of year (millions)	$46,966	$37,319	$40,204	$37,508	$44,085
Ratio of expenses to average net assets	0.61%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	2.49%	2.55%	2.61%	2.68%	2.15%(b)
Portfolio turnover rate	17%	16%	14%	12%	18%
Class X(c)
Net asset value, beginning of year	$12.48	$12.29	$10.78	$11.15
Income from investment operations:
Net investment income	0.37	0.32	0.31	0.06
Net realized and unrealized gain (loss)	4.46	0.17	1.49	(0.18)
Total from investment operations	4.83	0.49	1.80	(0.12)
Distributions to shareholders from:
Net investment income	(0.43)	(0.30)	(0.29)	(0.25)
Net realized gain	(0.42)	—	—	—
Total distributions	(0.85)	(0.30)	(0.29)	(0.25)
Net asset value, end of year	$16.46	$12.48	$12.29	$10.78
Total return	38.84%	3.91%	16.81%	(1.07)%
Ratios/supplemental data:
Net assets, end of period (millions)	$13,986	$9,842	$7,151	$3,769
Ratio of expenses to average net assets	0.51%	0.52%	0.52%	0.52%(d)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.56%	0.57%	0.57%	0.57%(d)
Ratio of net investment income to average net assets	2.57%	2.57%	2.66%	1.66%(d)
Portfolio turnover rate	17%	16%	14%	12%
(a)	Per-share amounts have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 24, 2025. See Note 7 for additional information.
(b)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.13 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.87%.

(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(d)	Annualized
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox International Stock Fund ■ PAGE 14

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox International Stock Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Dodge & Cox International Stock Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California

February 19, 2026
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
PAGE 15 ■ Dodge & Cox International Stock Fund

Special 2025 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
The Fund designates $1,610,241,014 as long-term capital gain distributions in 2025.
In 2025, the Fund elected to pass through to shareholders foreign source income of $1,733,543,771 and foreign taxes paid of $97,217,230.
The Fund designates up to a maximum of $1,594,955,679 of its distributions paid to shareholders in 2025 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
For shareholders that are corporations, the Fund designates 2% of its ordinary dividends paid to shareholders in 2025 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.
Dodge & Cox International Stock Fund ■ PAGE 16

2025
December 31, 2025

Financial Statements and Other Information

Emerging Markets Stock Fund (dodex)
ESTABLISHED 2021
12/25 EM AR

Portfolio of Investments  December 31, 2025
Common Stocks: 91.3%
	Shares	Value
Communication Services: 7.5%
Media & Entertainment: 4.9%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	705,400	$2,379,278
Baidu, Inc. ADR, Class A(a) (China)	15,744	2,057,111
IGG, Inc. (Singapore)	2,753,600	1,344,543
JOYY, Inc. ADR, Class A (China)	47,206	3,057,061
Megacable Holdings SAB de CV (Mexico)	476,517	1,371,533
NetEase, Inc. ADR (China)	43,550	5,993,351
Sun TV Network, Ltd. (India)	263,234	1,716,029
Tencent Holdings, Ltd. (China)	315,400	24,168,230
Zhihu, Inc. ADR(a) (China)	304,430	998,530
		43,085,666
Telecommunication Services: 2.6%
America Movil SAB de CV, Series B (Mexico)	1,207,600	1,246,663
Millicom International Cellular SA (Guatemala)	261,279	14,485,308
PT Telkom Indonesia Persero Tbk, Class B (Indonesia)	11,316,000	2,353,594
Safaricom PLC (Kenya)	10,050,300	2,220,662
Singapore Telecommunications, Ltd. (Singapore)	725,000	2,568,708
Sitios Latinoamerica SAB de CV(a) (Brazil)	2,118,402	685,841
		23,560,776
		66,646,442
Consumer Discretionary: 14.5%
Automobiles & Components: 1.5%
BYD Co., Ltd., Class H (China)	468,400	5,703,693
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	185,929	1,603,169
Hankook Tire & Technology Co., Ltd. (South Korea)	46,800	1,888,686
Hyundai Mobis Co., Ltd. (South Korea)	9,000	2,331,968
Kia Corp. (South Korea)	13,535	1,140,142
Yadea Group Holdings, Ltd.(b)(c) (China)	696,000	1,015,538
		13,683,196
Consumer Discretionary Distribution & Retail: 9.2%
Alibaba Group Holding, Ltd. ADR (China)	197,641	28,970,218
China Tourism Group Duty Free Corp., Ltd., Class A (China)	136,750	1,850,404
China Yongda Automobiles Services Holdings, Ltd. (China)	7,572,200	1,705,295
Com7 PCL NVDR (Thailand)	1,952,400	1,210,911
Coupang, Inc., Class A(a) (South Korea)	629,800	14,856,982
Cuckoo Homesys Co., Ltd. (South Korea)	47,934	800,039
JD.com, Inc., Class A (China)	491,921	7,056,862
MercadoLibre, Inc.(a) (Brazil)	1,373	2,765,579
Motus Holdings, Ltd. (South Africa)	259,999	1,914,868
PDD Holdings, Inc. ADR, Class A(a) (China)	84,500	9,581,455
Prosus NV, Class N (China)	60,400	3,730,526
PT Mitra Adiperkasa Tbk (Indonesia)	28,158,500	1,967,150
Vibra Energia SA (Brazil)	180,405	848,386

	Shares	Value
Vipshop Holdings, Ltd. ADR (China)	117,597	$2,080,291
Zhongsheng Group Holdings, Ltd. (China)	987,300	1,468,481
		80,807,447
Consumer Durables & Apparel: 1.1%
ANTA Sports Products, Ltd. (China)	51,200	528,875
Haier Smart Home Co., Ltd., Class H (China)	452,000	1,404,669
Hangzhou GreatStar Industrial Co., Ltd., Class A (China)	272,974	1,331,409
Man Wah Holdings, Ltd. (Hong Kong)	2,184,800	1,281,223
Midea Group Co., Ltd., Class A (China)	157,671	1,765,826
Pou Chen Corp. (Taiwan)	2,104,143	2,013,565
Shenzhou International Group Holdings, Ltd. (China)	175,900	1,374,614
		9,700,181
Consumer Services: 2.7%
Afya, Ltd., Class A (Brazil)	32,980	508,222
Arcos Dorados Holdings, Inc., Class A (Brazil)	108,966	799,810
Atour Lifestyle Holdings, Ltd. ADR (China)	26,940	1,061,436
DigiPlus Interactive Corp. (Philippines)	5,401,740	1,487,430
H World Group, Ltd. (China)	248,840	1,175,481
Humansoft Holding Co. KSC (Kuwait)	118,197	1,008,262
Las Vegas Sands Corp. (United States)	26,786	1,743,501
Laureate Education, Inc.(a) (United States)	14,700	494,949
Leejam Sports Co. JSC (Saudi Arabia)	25,808	684,057
New Oriental Education & Technology Group, Inc. (China)	220,000	1,210,294
Ollamani SAB(a) (Mexico)	705,556	3,016,955
Sands China, Ltd. (Macau)	557,443	1,404,863
Ser Educacional SA(b)(c) (Brazil)	384,100	681,165
Trip.com Group, Ltd. ADR (China)	18,250	1,312,357
Yum China Holdings, Inc. (China)	149,470	7,135,698
		23,724,480
		127,915,304
Consumer Staples: 5.3%
Consumer Staples Distribution & Retail: 1.3%
BIM Birlesik Magazalar AS (Turkey)	79,434	994,722
Jeronimo Martins SGPS SA (Portugal)	27,000	643,150
Migros Ticaret AS (Turkey)	27,195	331,252
PriceSmart, Inc. (United States)	5,863	719,214
Wal-Mart de Mexico SAB de CV (Mexico)	3,018,557	9,388,831
		12,077,169
Food, Beverage & Tobacco: 3.8%
Ambev SA (Brazil)	6,732,000	16,947,932
Anadolu Efes Biracilik Ve Malt (Turkey)	1,620,220	594,106
Arca Continental SAB de CV (Mexico)	32,499	351,023
Bombay Burmah Trading Co. (India)	48,500	1,016,871
Century Pacific Food, Inc. (Philippines)	3,051,243	2,017,012
China Feihe, Ltd.(b)(c) (China)	1,456,557	758,527
Coca-Cola HBC AG (Italy)	25,480	1,319,525
Eastern Co. SAE (Egypt)	459,261	357,212
Fomento Economico Mexicano SAB de CV (Mexico)	42,002	424,580
GFPT PCL NVDR (Thailand)	3,455,629	1,158,724
PAGE 1 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Common Stocks (continued)
	Shares	Value
JBS NV, Class A(a) (Brazil)	15,250	$219,905
Kweichow Moutai Co., Ltd., Class A (China)	2,062	406,800
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	4,405,214	2,166,172
Sanquan Food Co., Ltd., Class A (China)	406,305	657,226
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	8,483	558,618
Thai Union Group PCL NVDR (Thailand)	5,538,500	2,250,111
Tingyi (Cayman Islands) Holding Corp. (China)	464,000	702,263
Ulker Biskuvi Sanayi AS (Turkey)	345,004	869,731
Vietnam Dairy Products JSC (Vietnam)	224,700	522,876
		33,299,214
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	371,714	1,494,634
		46,871,017
Energy: 5.3%
ADNOC Logistics & Services PLC (United Arab Emirates)	632,159	1,019,000
China Suntien Green Energy Corp., Ltd., Class H (China)	2,395,000	1,212,471
Geopark, Ltd. (Colombia)	90,559	671,042
LUKOIL PJSC(a)(d) (Russia)	7,143	1
NAC Kazatomprom JSC GDR(b) (Kazakhstan)	41,050	2,280,695
National Energy Services Reunited Corp.(a) (United States)	1,849,230	28,958,942
Novatek PJSC(a)(d) (Russia)	30,294	4
Parex Resources, Inc. (Canada)	51,500	692,270
Petroleo Brasileiro SA - Petrobras (Brazil)	1,450,743	8,632,260
Petroreconcavo SA (Brazil)	149,300	307,509
PRIO SA(a) (Brazil)	118,400	891,043
PT Medco Energi Internasional Tbk (Indonesia)	22,890,900	1,846,193
		46,511,430
Financials: 21.3%
Banks: 12.2%
Akbank TAS (Turkey)	717,100	1,168,765
Asia Commercial Bank JSC (Vietnam)	963,687	879,410
Axis Bank, Ltd. (India)	862,956	12,208,801
Banca Transilvania SA (Romania)	129,295	900,726
Bangkok Bank PCL NVDR (Thailand)	273,600	1,469,219
BDO Unibank, Inc. (Philippines)	627,349	1,430,314
China Merchants Bank Co., Ltd., Class H (China)	150,800	1,019,817
Commercial International Bank Egypt (CIB) (Egypt)	453,291	978,804
Credicorp, Ltd. (Peru)	66,403	19,057,661
Equity Group Holdings PLC (Kenya)	3,448,729	1,778,255
Grupo Cibest SA ADR (Colombia)	11,546	734,441
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	50,343	466,429
HDFC Bank, Ltd. (India)	1,729,600	19,144,939
Hong Leong Financial Group BHD (Malaysia)	287,300	1,347,610
ICICI Bank, Ltd. (India)	57,556	859,348
IndusInd Bank, Ltd.(a) (India)	800,793	7,710,714
Intercorp Financial Services, Inc. (Peru)	16,548	700,973

	Shares	Value
JB Financial Group Co., Ltd. (South Korea)	89,686	$1,593,069
Kasikornbank PCL NVDR (Thailand)	416,843	2,573,362
KB Financial Group, Inc. (South Korea)	17,009	1,470,395
Metropolitan Bank & Trust Co. (Philippines)	1,143,550	1,331,477
Military Commercial Joint Stock Bank (Vietnam)	1,730,101	1,664,318
OTP Bank Nyrt. (Hungary)	14,910	1,597,547
PT Bank Mandiri Persero Tbk (Indonesia)	5,250,000	1,605,496
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	6,145,200	1,610,267
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	9,723,613	2,134,008
Saudi Awwal Bank (Saudi Arabia)	99,302	856,330
Shinhan Financial Group Co., Ltd. (South Korea)	169,117	9,024,899
The Commercial Bank PSQC (Qatar)	463,900	535,128
The Saudi National Bank (Saudi Arabia)	37,300	376,605
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	7,018,200	9,303,523
		107,532,650
Financial Services: 4.6%
AEON Credit Service (M) BHD (Malaysia)	1,088,200	1,538,113
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	10,000	446,000
Chailease Holding Co., Ltd. (Taiwan)	977,102	3,280,780
Dlocal, Ltd., Class A (Uruguay)	34,500	487,830
Fawry for Banking & Payment Technology Services SAE(a) (Egypt)	1,554,200	525,235
FirstRand, Ltd. (South Africa)	519,007	2,839,102
Grupo de Inversiones Suramericana SA (Colombia)	24,109	343,693
Kaspi.KZ JSC ADR(a) (Kazakhstan)	176,239	13,769,553
KIWOOM Securities Co., Ltd. (South Korea)	11,000	2,184,418
KRUK SA (Poland)	7,600	1,042,821
Patria Investments, Ltd., Class A (Cayman Islands)	19,400	308,266
Samsung Card Co., Ltd. (South Korea)	26,200	1,018,294
Shriram Finance, Ltd. (India)	123,700	1,371,977
XP, Inc., Class A (Brazil)	724,696	11,863,274
		41,019,356
Insurance: 4.5%
AIA Group, Ltd. (Hong Kong)	1,594,600	16,378,923
BB Seguridade Participacoes SA (Brazil)	54,400	358,480
China Pacific Insurance Group Co., Ltd., Class H (China)	278,800	1,255,655
Korean Reinsurance Co. (South Korea)	154,724	1,237,504
Old Mutual, Ltd. (South Africa)	1,215,078	1,093,429
Ping An Insurance Group Co. of China, Ltd., Class H (China)	137,657	1,157,948
Prudential PLC (Hong Kong)	970,040	14,966,992
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	3,053	1,052,296
Sanlam, Ltd. (South Africa)	337,718	2,005,095
		39,506,322
		188,058,328
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 2

Portfolio of Investments  December 31, 2025
Common Stocks (continued)
	Shares	Value
Health Care: 3.4%
Health Care Equipment & Services: 2.1%
China Isotope & Radiation Corp., Class H (China)	844,800	$2,184,439
Narayana Hrudayalaya, Ltd.(b) (India)	121,200	2,548,778
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	496,130	1,417,480
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	3,630,800	2,335,431
Sinocare, Inc., Class A (China)	595,757	1,461,280
Sinopharm Group Co., Ltd., Class H (China)	1,276,414	3,177,907
Sonoscape Medical Corp., Class A (China)	848,700	3,209,482
Tofflon Science & Technology Group Co., Ltd., Class A (China)	722,060	1,622,312
		17,957,109
Pharmaceuticals, Biotechnology & Life Sciences: 1.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	1,407,700	1,526,851
China Medical System Holdings, Ltd. (China)	2,338,000	3,868,618
Dr Reddy's Laboratories, Ltd. (India)	181,560	2,567,664
Imeik Technology Development Co., Ltd., Class A (China)	83,524	1,694,190
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	234,494	1,997,709
		11,655,032
		29,612,141
Industrials: 7.6%
Capital Goods: 4.7%
Ayala Corp. (Philippines)	183,010	1,455,839
BOC Aviation, Ltd.(b)(c) (China)	146,300	1,367,533
Chicony Power Technology Co., Ltd. (Taiwan)	866,000	2,530,401
Contemporary Amperex Technology Co., Ltd., Class A (China)	115,800	6,073,122
DL E&C Co., Ltd. (South Korea)	139,100	3,948,469
Doosan Bobcat, Inc. (South Korea)	32,888	1,310,834
Ferreycorp SAA (Peru)	2,415,150	2,802,382
Goldwind Science & Technology Co., Ltd., Class H (China)	933,800	1,602,825
Hanwha Aerospace Co., Ltd. (South Korea)	2,800	1,821,698
KOC Holding AS (Turkey)	401,234	1,581,477
Larsen & Toubro, Ltd. (India)	52,654	2,392,097
PT Astra International Tbk (Indonesia)	14,217,200	5,711,636
Sany Heavy Industry Co., Ltd., Class A (China)	576,600	1,744,264
SFA Engineering Corp. (South Korea)	71,534	1,156,306
Shenzhen Inovance Technology Co., Ltd., Class A (China)	126,100	1,358,817
Sieyuan Electric Co., Ltd., Class A (China)	65,000	1,435,607
Sungrow Power Supply Co., Ltd., Class A (China)	67,000	1,635,050
Xinyi Glass Holdings, Ltd. (China)	1,198,000	1,269,814
		41,198,171

	Shares	Value
Commercial & Professional Services: 0.3%
NICE Information Service Co., Ltd. (South Korea)	122,485	$1,442,913
S-1 Corp. (South Korea)	28,450	1,420,987
		2,863,900
Transportation: 2.6%
Copa Holdings SA, Class A (Panama)	3,736	450,599
DiDi Global, Inc. ADR, Class A(a) (China)	2,297,700	12,131,856
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	8
Grupo Aeroportuario del Sureste SAB de CV ADR (Mexico)	1,600	517,440
Gulf Warehousing Co. (Qatar)	672,367	413,411
Hyundai Glovis Co., Ltd. (South Korea)	12,208	1,526,405
International Container Terminal Services, Inc. (Philippines)	299,940	2,875,901
Movida Participacoes SA (Brazil)	517,200	915,923
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	47,961	711,738
SIMPAR SA (Brazil)	731,600	687,185
Westports Holdings BHD (Malaysia)	1,734,500	2,421,695
		22,652,161
		66,714,232
Information Technology: 16.3%
Semiconductors & Semiconductor Equipment: 12.7%
ACM Research, Inc., Class A(a) (United States)	106,592	4,205,054
ASE Technology Holding Co., Ltd. (Taiwan)	634,000	5,026,064
Elan Microelectronics Corp. (Taiwan)	1,097,000	4,130,259
MediaTek, Inc. (Taiwan)	152,000	6,887,359
Powertech Technology, Inc. (Taiwan)	817,714	4,455,598
Realtek Semiconductor Corp. (Taiwan)	275,000	4,279,828
SK hynix, Inc. (South Korea)	37,283	16,882,689
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,359,143	66,398,726
		112,265,577
Software & Services: 1.2%
Karooooo, Ltd. (South Africa)	23,423	1,065,747
Shanghai Baosight Software Co., Ltd., Class A (China)	722,804	2,144,040
TOTVS SA (Brazil)	935,600	7,128,359
		10,338,146
Technology, Hardware & Equipment: 2.4%
Ennoconn Corp. (Taiwan)	455,036	4,131,415
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	615,500	1,300,727
Lenovo Group, Ltd. (China)	2,075,271	2,460,751
Universal Scientific Industrial (Shanghai) Co., Ltd., Class A (China)	1,118,300	4,791,008
Yageo Corp. (Taiwan)	599,396	4,390,326
Zhen Ding Technology Holding, Ltd. (Taiwan)	900,000	4,032,628
		21,106,855
		143,710,578
Materials: 6.4%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	598,100	639,268
Alpek SAB de CV, Class A(a) (Mexico)	773,623	396,961
PAGE 3 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Common Stocks (continued)
	Shares	Value
Alrosa PJSC(a)(d) (Russia)	215,620	$27
Cemex SAB de CV ADR (Mexico)	1,235,814	14,199,503
GCC SAB de CV (Mexico)	72,251	732,481
Glencore PLC (Australia)	3,471,808	18,885,721
Indorama Ventures PCL NVDR (Thailand)	6,629,200	3,377,587
KCC Corp. (South Korea)	3,295	955,384
Loma Negra Cia Industrial Argentina SA ADR(a) (Argentina)	41,768	540,896
Orbia Advance Corp. SAB de CV(a) (Mexico)	813,130	703,516
PT Alamtri Minerals Indonesia Tbk (Indonesia)	38,457,500	3,597,240
PTT Global Chemical PCL NVDR (Thailand)	6,440,743	4,270,647
Sahara International Petrochemical Co. (Saudi Arabia)	176,724	706,803
Severstal PAO(a)(d) (Russia)	16,182	2
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	644,660	2,524,140
Suzano SA (Brazil)	84,700	793,445
Zhejiang NHU Co., Ltd., Class A (China)	1,205,871	4,347,421
		56,671,042
Real Estate: 1.5%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	353,549	664,003
Prologis Property Mexico SAB de CV REIT (Mexico)	214,112	894,377
		1,558,380
Real Estate Management & Development: 1.3%
China Resources Land, Ltd. (China)	393,129	1,369,300
Emaar Development PJSC (United Arab Emirates)	337,451	1,391,977
Greentown Service Group Co., Ltd.(b) (China)	9,202,871	5,531,779
Hang Lung Group, Ltd. (Hong Kong)	637,129	1,246,869
Megaworld Corp. (Philippines)	51,615,943	1,822,623
		11,362,548
		12,920,928
Utilities: 2.2%
China Gas Holdings, Ltd. (China)	987,476	973,129
China Water Affairs Group, Ltd. (China)	1,394,000	928,675
GAIL (India), Ltd. (India)	985,500	1,886,476
Huaneng Power International, Inc., Class H (China)	1,236,000	909,248
Jiangxi Hongcheng Environment Co., Ltd., Class A (China)	663,467	881,514
Korea Electric Power Corp. (South Korea)	65,470	2,127,938
KunLun Energy Co., Ltd. (China)	986,900	942,011
Mahanagar Gas, Ltd.(b) (India)	123,596	1,562,179
Manila Electric Co. (Philippines)	170,490	1,660,535
NTPC, Ltd. (India)	589,687	2,163,552
Tenaga Nasional BHD (Malaysia)	775,643	2,624,596
The Hub Power Co., Ltd. (Pakistan)	1,199,600	948,965

	Shares	Value
YTL Power International BHD (Malaysia)	2,539,200	$2,068,325
YTL Power International BHD, Warrant(a) (Malaysia)	202,420	55,369
		19,732,512
Total Common Stocks (Cost $661,694,290)		$805,363,954
Preferred Stocks: 5.0%
	Shares	Value
Consumer Discretionary: 0.2%
Automobiles & Components: 0.2%
Hyundai Motor Co., Pfd 2 (South Korea)	9,947	$1,460,669
Consumer Staples: 0.2%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	113,671	525,978
Household & Personal Products: 0.1%
Amorepacific Corp., Pfd (South Korea)	25,710	780,046
LG H&H Co., Ltd., Pfd (South Korea)	5,656	445,413
		1,225,459
		1,751,437
Financials: 2.1%
Banks: 2.1%
Itau Unibanco Holding SA, Pfd (Brazil)	2,603,703	18,663,451
Industrials: 0.0%
Capital Goods: 0.0%
DL E&C Co., Ltd., Pfd (South Korea)	7,401	111,581
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	145,767
		257,348
Information Technology: 2.4%
Technology, Hardware & Equipment: 2.4%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	43,277	3,461,565
Samsung Electronics Co., Ltd., Pfd (South Korea)	284,179	17,439,628
		20,901,193
Utilities: 0.1%
Axia Energia, Pfd, Class B (Brazil)	59,300	562,418
Axia Energia, Pfd, Class C(a) (Brazil)	15,586	139,712
Cia Energetica de Minas Gerais, Pfd (Brazil)	163,600	331,803
		1,033,933
Total Preferred Stocks (Cost $35,200,832)		$44,068,031
Short-Term Investments: 4.2%
	Par Value/ Shares	Value
Repurchase Agreements: 2.5%
Fixed Income Clearing Corp.(e) 3.78%, dated 12/31/25, due 1/2/26, maturity value $21,004,410	$21,000,000	21,000,000
Fixed Income Clearing Corp.(e) 1.35%, dated 12/31/25, due 1/2/26, maturity value $881,181	881,115	881,115
		21,881,115
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 4

Portfolio of Investments  December 31, 2025
Short-Term Investments (continued)
	Par Value/ Shares	Value
Money Market Fund: 1.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	15,347,680	15,347,680
Total Short-Term Investments (Cost $37,228,795)		$37,228,795
Total Investments In Securities (Cost $734,123,917)	100.5%	$886,660,780
Other Assets Less Liabilities	(0.5)%	(4,355,512)
Net Assets	100.0%	$882,305,268
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.75%-4.25%, 4/30/27-6/30/31. Total collateral value is $22,318,797.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index	404	3/20/26	$28,510,280	$580,782
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Barclays	1/5/26	USD	13,157,801	CNH	92,000,000	$(30,651)
Citibank	1/5/26	CNH	92,000,000	USD	13,154,885	33,567
Barclays	1/15/26	USD	1,089,760	CNH	7,783,722	(26,698)
Barclays	1/15/26	USD	1,089,566	CNH	7,782,555	(26,724)
Standard Chartered	1/15/26	USD	1,087,340	CNH	7,783,723	(29,118)
Barclays	1/30/26	USD	1,252,690	CNH	8,862,782	(19,706)
UBS	1/30/26	USD	1,252,706	CNH	8,862,203	(19,608)
HSBC	2/5/26	USD	1,143,387	CNH	8,160,809	(28,659)
HSBC	2/5/26	USD	1,251,150	CNH	8,842,500	(18,800)
Morgan Stanley	2/5/26	USD	1,143,707	CNH	8,160,809	(28,339)
Morgan Stanley	2/5/26	USD	1,145,833	CNH	8,178,382	(28,737)
HSBC	2/12/26	USD	444,493	CNH	3,182,928	(12,825)
HSBC	2/12/26	USD	444,284	CNH	3,182,940	(13,036)
JPMorgan	2/12/26	USD	592,321	CNH	4,243,920	(17,439)
UBS	2/12/26	USD	444,297	CNH	3,182,940	(13,023)
UBS	2/12/26	USD	444,259	CNH	3,182,940	(13,061)
Citibank	3/13/26	USD	654,261	CNH	4,630,398	(12,159)
HSBC	3/13/26	USD	780,499	CNH	5,516,100	(13,393)
UBS	3/13/26	USD	652,509	CNH	4,630,397	(13,911)
HSBC	3/20/26	USD	295,696	CNH	2,090,424	(5,284)
HSBC	3/20/26	USD	295,720	CNH	2,090,738	(5,305)
Morgan Stanley	3/20/26	USD	3,936,506	CNH	27,800,000	(66,147)
UBS	3/20/26	USD	295,992	CNH	2,090,738	(5,033)
PAGE 5 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	4/17/26	USD	2,509,115	CNH	17,634,816	$(33,905)
Bank of America	4/17/26	USD	2,515,841	CNH	17,682,592	(34,069)
Citibank	4/17/26	USD	2,517,919	CNH	17,682,592	(31,991)
UBS	4/17/26	USD	4,950,181	CNH	35,302,216	(140,559)
HSBC	4/24/26	USD	1,256,869	CNH	8,847,607	(19,467)
HSBC	5/15/26	USD	1,149,926	CNH	8,050,403	(12,695)
HSBC	5/15/26	USD	1,150,847	CNH	8,050,402	(11,774)
HSBC	5/15/26	USD	1,150,707	CNH	8,049,195	(11,739)
State Street	5/15/26	USD	1,147,508	CNH	8,050,000	(15,054)
Bank of America	5/22/26	USD	1,681,799	CNH	11,822,545	(26,217)
HSBC	5/22/26	USD	1,679,312	CNH	11,807,913	(26,590)
HSBC	5/22/26	USD	1,680,478	CNH	11,804,519	(24,934)
State Street	5/22/26	USD	1,680,842	CNH	11,807,913	(25,060)
HSBC	6/12/26	USD	2,248,768	CNH	15,738,899	(27,573)
HSBC	6/12/26	USD	2,248,575	CNH	15,738,898	(27,766)
JPMorgan	6/12/26	USD	2,247,980	CNH	15,736,537	(28,018)
UBS	6/12/26	USD	23,601,099	CNH	165,000,000	(263,098)
Bank of America	6/26/26	USD	1,351,015	CNH	9,458,998	(18,067)
HSBC	6/26/26	USD	1,716,815	CNH	12,006,033	(20,921)
HSBC	6/26/26	USD	1,711,767	CNH	11,975,867	(21,603)
JPMorgan	6/26/26	USD	1,718,615	CNH	12,018,100	(20,869)
HSBC	7/10/26	USD	1,692,044	CNH	11,832,970	(21,872)
HSBC	7/10/26	USD	1,691,778	CNH	11,832,970	(22,138)
JPMorgan	7/10/26	USD	1,691,029	CNH	11,832,720	(22,851)
JPMorgan	7/10/26	USD	1,696,569	CNH	11,864,274	(21,881)
HSBC	7/17/26	USD	372,053	CNH	2,604,260	(5,278)
HSBC	7/17/26	USD	9,979,613	CNH	70,000,000	(162,683)
UBS	7/17/26	USD	371,252	CNH	2,597,908	(5,159)
UBS	7/17/26	USD	371,177	CNH	2,597,833	(5,223)
HSBC	8/14/26	USD	1,800,018	CNH	12,644,225	(34,412)
HSBC	8/14/26	USD	10,814,063	CNH	75,968,796	(207,521)
UBS	8/14/26	USD	1,800,146	CNH	12,644,949	(34,388)
UBS	8/14/26	USD	1,800,564	CNH	12,647,881	(34,396)
Bank of America	9/11/26	USD	1,355,578	CNH	9,451,905	(17,513)
Goldman Sachs	9/11/26	USD	1,355,364	CNH	9,451,905	(17,727)
HSBC	9/11/26	USD	10,758,241	CNH	75,000,000	(137,114)
UBS	9/11/26	USD	1,359,390	CNH	9,477,801	(17,464)
UBS	9/11/26	USD	1,355,428	CNH	9,454,385	(18,023)
Citibank	9/18/26	USD	384,021	CNH	2,676,666	(4,950)
HSBC	9/18/26	USD	383,856	CNH	2,676,666	(5,115)
Barclays	10/16/26	USD	2,722,721	CNH	19,061,224	(50,810)
Citibank	10/16/26	USD	2,720,151	CNH	19,055,749	(52,583)
UBS	10/16/26	USD	2,722,340	CNH	19,061,009	(51,159)
UBS	10/16/26	USD	2,720,902	CNH	19,061,009	(52,597)
UBS	10/16/26	USD	2,722,496	CNH	19,061,009	(51,004)
Citibank	11/6/26	USD	1,338,477	CNH	9,332,400	(20,684)
HSBC	11/6/26	USD	1,338,717	CNH	9,333,800	(20,648)
JPMorgan	11/6/26	USD	1,338,256	CNH	9,333,800	(21,109)
Citibank	12/11/26	USD	13,382,597	CNH	92,000,000	(36,556)
Citibank	12/11/26	USD	16,485,804	CNH	114,223,540	(174,883)
TWD: Taiwan Dollar
Citibank	1/8/26	USD	893,712	TWD	28,000,000	2,021
UBS	1/8/26	TWD	28,000,000	USD	893,855	(2,163)
Citibank	1/9/26	TWD	43,333,335	USD	1,386,667	(6,382)
Citibank	1/9/26	USD	1,386,578	TWD	43,333,335	6,294
Bank of America	1/16/26	USD	75,659	TWD	2,374,176	20
HSBC	1/16/26	USD	75,796	TWD	2,375,824	104
Citibank	1/20/26	USD	1,118,211	TWD	35,000,000	3,614
Citibank	1/20/26	USD	1,388,712	TWD	43,466,683	4,489
Citibank	1/20/26	TWD	78,466,683	USD	2,506,923	(8,103)
Standard Chartered	1/23/26	USD	726,928	TWD	23,000,000	(5,289)
State Street	1/23/26	TWD	23,000,000	USD	726,905	5,312
State Street	1/26/26	TWD	33,000,000	USD	1,043,643	6,597
State Street	1/26/26	TWD	39,500,000	USD	1,250,317	6,790
State Street	1/26/26	USD	1,254,805	TWD	39,500,000	(2,301)
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 6

Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	1/26/26	USD	1,043,643	TWD	33,000,000	$(6,597)
Citibank	2/6/26	USD	380,264	TWD	11,916,346	1,425
Citibank	2/6/26	TWD	28,000,000	USD	894,740	(4,576)
HSBC	2/6/26	USD	917,221	TWD	28,410,000	14,022
Citibank	2/13/26	USD	752,498	TWD	21,666,667	63,735
Citibank	2/13/26	USD	752,028	TWD	21,666,668	63,265
Citibank	2/13/26	TWD	43,333,335	USD	1,388,844	(11,318)
HSBC	3/6/26	USD	793,648	TWD	25,349,104	(12,002)
JPMorgan	3/6/26	USD	792,353	TWD	25,352,907	(13,417)
State Street	3/6/26	USD	795,071	TWD	25,351,639	(10,659)
UBS	3/6/26	USD	793,767	TWD	25,352,908	(12,003)
Bank of America	3/13/26	USD	135,153	TWD	3,832,950	13,326
Citibank	3/13/26	USD	137,009	TWD	3,833,525	15,164
Citibank	3/13/26	USD	1,170,084	TWD	31,966,683	154,045
Citibank	3/13/26	TWD	43,466,683	USD	1,390,578	(9,020)
Goldman Sachs	3/13/26	USD	135,026	TWD	3,833,525	13,180
Citibank	3/20/26	USD	86,646	TWD	2,787,571	(1,961)
Citibank	3/20/26	USD	259,922	TWD	8,362,716	(5,899)
HSBC	4/17/26	USD	798,850	TWD	25,000,000	3,924
HSBC	4/17/26	USD	1,173,951	TWD	31,966,683	157,506
JPMorgan	4/17/26	USD	799,182	TWD	25,000,000	4,256
UBS	4/17/26	USD	925,829	TWD	28,410,000	22,476
Citibank	4/24/26	TWD	35,000,000	USD	1,121,040	(8,021)
HSBC	4/24/26	USD	928,266	TWD	28,391,015	25,416
HSBC	4/24/26	USD	927,778	TWD	28,428,985	23,721
HSBC	4/24/26	USD	1,175,460	TWD	31,966,634	158,904
UBS	5/15/26	USD	762,991	TWD	21,666,666	73,749
UBS	5/15/26	USD	763,610	TWD	21,666,666	74,368
UBS	5/15/26	USD	761,757	TWD	21,666,667	72,515
UBS	5/15/26	USD	762,320	TWD	21,666,666	73,078
Citibank	5/22/26	USD	877,076	TWD	24,443,222	99,422
HSBC	5/22/26	USD	874,665	TWD	24,446,889	96,894
HSBC	5/22/26	USD	874,040	TWD	24,446,889	96,269
HSBC	5/29/26	USD	1,183,581	TWD	32,009,940	165,080
JPMorgan	5/29/26	USD	1,170,451	TWD	31,959,158	153,566
UBS	5/29/26	USD	1,179,350	TWD	31,930,902	163,365
JPMorgan	6/5/26	USD	1,125,968	TWD	31,054,205	137,768
UBS	6/5/26	USD	1,131,733	TWD	31,077,387	142,795
UBS	6/5/26	USD	1,132,126	TWD	31,054,204	143,925
UBS	6/5/26	USD	1,129,531	TWD	31,054,204	141,331
Citibank	6/12/26	USD	3,019,364	TWD	82,504,125	393,642
HSBC	6/12/26	USD	2,927,608	TWD	82,500,000	302,017
UBS	6/12/26	USD	2,933,040	TWD	82,491,750	307,712
UBS	6/12/26	USD	2,942,897	TWD	82,504,125	317,175
JPMorgan	6/26/26	USD	1,498,106	TWD	41,370,207	181,192
UBS	6/26/26	USD	1,490,365	TWD	41,309,931	175,369
UBS	6/26/26	USD	1,493,382	TWD	41,309,931	178,386
UBS	6/26/26	USD	1,494,841	TWD	41,309,931	179,845
Morgan Stanley	7/10/26	USD	6,339,742	TWD	185,000,000	449,268
Bank of America	7/17/26	USD	2,762,762	TWD	76,569,961	324,356
Barclays	7/17/26	USD	2,767,791	TWD	76,606,923	328,208
Citibank	7/17/26	USD	2,752,875	TWD	76,607,000	313,289
HSBC	7/17/26	USD	2,762,448	TWD	76,644,116	321,680
State Street	7/17/26	TWD	39,500,000	USD	1,258,403	(507)
Citibank	7/24/26	USD	400,630	TWD	11,450,000	35,941
Citibank	7/24/26	USD	3,898,093	TWD	112,000,000	330,832
Standard Chartered	7/24/26	USD	403,555	TWD	11,448,855	38,903
UBS	7/24/26	TWD	33,000,000	USD	1,047,120	3,947
Citibank	8/7/26	USD	402,721	TWD	11,450,572	37,898
Citibank	8/7/26	USD	401,901	TWD	11,450,573	37,078
Citibank	8/7/26	USD	81,436	TWD	2,375,000	5,767
Citibank	8/7/26	USD	81,758	TWD	2,375,000	6,089
PAGE 7 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Standard Chartered	8/7/26	TWD	23,000,000	USD	729,811	$2,985
Barclays	11/13/26	USD	198,213	TWD	5,957,279	7,987
Unrealized gain on currency forward contracts						6,716,864
Unrealized loss on currency forward contracts						(2,737,584)
Net unrealized gain on currency forward contracts						$3,979,280
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 8

Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments in securities, at value (cost $734,123,917)	$886,660,780
Unrealized appreciation on currency forward contracts	6,716,864
Cash denominated in foreign currency (cost $1,903,505)	1,903,566
Deposits with broker for futures contracts	828,088
Receivable for Fund shares sold	1,142,329
Dividends and interest receivable	1,541,447
Expense reimbursement receivable	49,057
Prepaid expenses and other assets	23,539
898,865,670
Liabilities:
Unrealized depreciation on currency forward contracts	2,737,584
Cash received as collateral for currency forward contracts	4,490,000
Payable for variation margin for futures contracts	90,698
Payable for investments purchased	6,475,148
Payable for Fund shares redeemed	259,726
Deferred foreign capital gains tax	1,839,686
Management fees payable	429,275
Accrued expenses	238,285
16,560,402
Net Assets	$882,305,268
Net Assets Consist of:
Paid in capital	$723,582,122
Distributable earnings	158,723,146
$882,305,268
Fund shares outstanding	75,255,507
Net asset value per share	$11.72

Statement of Operations
Year Ended December 31, 2025
Investment Income:
Dividends (net of foreign taxes of $1,761,813)	$17,704,011
Interest	1,037,055
18,741,066
Expenses:
Investment advisory fees	3,285,443
Custody and fund accounting fees	366,119
Administrative services fees	298,677
Professional services	273,522
Shareholder reports	48,196
Registration fees	97,730
Trustees fees	526,032
Miscellaneous	39,366
Total expenses	4,935,085
Expenses reimbursed by investment manager	(753,612)
Net expenses	4,181,473
Net Investment Income	14,559,593
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $275,637)	16,204,045
Futures contracts	4,113,649
Currency forward contracts	1,534,259
Foreign currency transactions	(106,878)
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $1,165,027)	159,242,745
Futures contracts	1,086,584
Currency forward contracts	242,262
Foreign currency translation	12,642
Net realized and unrealized gain	182,329,308
Net Change in Net Assets From Operations	$196,888,901

Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$14,559,593	$8,201,118
Net realized gain (loss)	21,745,075	2,650,226
Net change in unrealized appreciation/depreciation	160,584,233	7,610,636
	196,888,901	18,461,980
Distributions to Shareholders:
Total distributions	(24,118,542)	(7,107,894)
Fund Share Transactions:
Proceeds from sale of shares	391,281,281	121,762,166
Reinvestment of distributions	19,345,039	4,897,028
Cost of shares redeemed	(78,338,384)	(56,616,802)
Net change from Fund share transactions	332,287,936	70,042,392
Total change in net assets	505,058,295	81,396,478
Net Assets:
Beginning of year	377,246,973	295,850,495
End of year	$882,305,268	$377,246,973
Share Information:
Shares sold	37,607,708	13,460,908
Distributions reinvested	1,692,479	562,231
Shares redeemed	(7,421,954)	(6,492,745)
Net change in shares outstanding	31,878,233	7,530,394
PAGE 9 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Notes to Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Emerging Markets Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 11, 2021, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of emerging markets equity securities issued by companies from at least three different countries. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 10

Notes to Financial Statements
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$29,895,398	$36,751,044	$—
Consumer Discretionary	74,327,453	53,587,851	—
Consumer Staples	11,103,553	35,767,464	—
Energy	30,322,254	16,189,171	5
Financials	47,834,427	140,223,901	—
Health Care	—	29,612,141	—
Industrials	16,614,015	50,100,209	8
Information Technology	5,270,801	138,439,777	—
Materials	16,573,357	40,097,656	29
Real Estate	1,558,380	11,362,548	—
Utilities	—	19,732,512	—
Preferred Stocks
Consumer Discretionary	—	1,460,669	—
Consumer Staples	—	1,751,437	—
Financials	—	18,663,451	—
Industrials	—	257,348	—
Information Technology	—	20,901,193	—
Utilities	—	1,033,933	—
Short-Term Investments
Repurchase Agreements	—	21,881,115	—
Money Market Fund	15,347,680	—	—
Total Securities	$248,847,318	$637,813,420	$42
Other Investments
Futures Contracts
Appreciation	$580,782	$—	$—
Currency Forward Contracts
Appreciation	—	6,716,864	—
Depreciation	—	(2,737,584)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2025	$235,795
Net realized loss	(300,673)
PAGE 11 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements
Common Stocks	Amount
Net change in unrealized depreciation	64,920
Balance at 12/31/2025	42
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$6,716,864	$6,716,864
Futures contracts(a)	580,782	—	580,782
	$580,782	$6,716,864	$7,297,646
Liabilities
Unrealized depreciation on currency forward contracts	$—	$2,737,584	$2,737,584
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$4,113,649	$—	4,113,649
Currency forward contracts	—	1,534,259	1,534,259
	$4,113,649	$1,534,259	$5,647,908
Net change in unrealized appreciation/depreciation
Futures contracts	$1,086,584	$—	1,086,584
Currency forward contracts	—	242,262	242,262
	$1,086,584	$242,262	$1,328,846
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	3-5%
Currency forward contracts	USD total value	26-33%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 12

Notes to Financial Statements
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$337,702	$(129,771)	$(207,931)	$—
Barclays	336,195	(154,589)	(181,606)	—
Citibank	1,607,577	(389,086)	(1,218,491)	—
Goldman Sachs	13,180	(17,727)	—	(4,547)
HSBC	1,365,537	(931,147)	(434,390)	—
JPMorgan	476,782	(145,584)	(260,000)	71,198
Morgan Stanley	449,268	(123,223)	(260,000)	66,045
Standard Chartered	41,888	(34,407)	—	7,481
State Street	18,699	(53,581)	—	(34,882)
UBS	2,070,036	(758,469)	(1,311,567)	—
	$6,716,864	$(2,737,584)	$(3,873,985)	$105,295
(a)	Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's Statement of Assets and Liabilities.
(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of 0.05% of the Fund’s average daily net assets.Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio at 0.70%. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings (other than, through April 30, 2026, meetings held exclusively for the purpose of electing Trustees), fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Share ownership At December 31, 2025, Dodge & Cox Balanced Fund, another series of the Trust which is managed by Dodge & Cox, owned 24.4% of the Fund's outstanding shares.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, passive foreign investment companies, certain corporate action transactions, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2025	Year Ended December 31, 2024
Ordinary income	$23,136,339	$7,107,894
	($0.318 per share)	($0.169 per share)
Long-term capital gain	$982,203	$—
	($0.014 per share)	($— per share)
At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$3,262,191
Undistributed long-term capital gain	4,959,182
Net unrealized appreciation	150,501,773
Total distributable earnings	$158,723,146
At December 31, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$738,874,437
Unrealized appreciation	185,628,202
Unrealized depreciation	(33,281,797)
Net unrealized appreciation	152,346,405
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow
PAGE 13 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements
money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2025, the Fund’s commitment fee amounted to $2,446 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 6: Purchases and Sales of Investments
For the year ended December 31, 2025, purchases and sales of securities, other than short-term securities, aggregated to $445,040,940 and $133,163,122, respectively.
Note 7: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. The adoption of this ASU did not have a material impact on the financial statements.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 14

Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,				Period from May 11, 2021 (Inception) to December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.70	$8.25	$7.42	$8.89	$10.00
Income from investment operations:
Net investment income	0.20	0.17	0.14	0.14	0.07
Net realized and unrealized gain (loss)	3.15	0.45	0.85	(1.47)	(1.06)
Total from investment operations	3.35	0.62	0.99	(1.33)	(0.99)
Distributions to shareholders from:
Net investment income	(0.24)	(0.17)	(0.16)	(0.14)	(0.12)
Net realized gain	(0.09)	—	—	—	—
Total distributions	(0.33)	(0.17)	(0.16)	(0.14)	(0.12)
Net asset value, end of year	$11.72	$8.70	$8.25	$7.42	$8.89
Total return	38.62%	7.50%	13.37%	(14.91)%	(9.82)%
Ratios/supplemental data:
Net assets, end of year (millions)	$882	$377	$296	$173	$161
Ratio of expenses to average net assets	0.70%	0.72%	0.70%	0.70%	0.70%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.82%	0.95%	1.08%	1.25%	1.52%(a)
Ratio of net investment income to average net assets	2.43%	2.41%	2.13%	2.22%	1.61%(a)
Portfolio turnover rate	23%	23%	22%	33%	7%
(a)	Annualized
See accompanying Notes to Financial Statements
PAGE 15 ■ Dodge & Cox Emerging Markets Stock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Emerging Markets Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dodge & Cox Emerging Markets Stock Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years ended December 31, 2025 and for the period May 11, 2021 (commencement of operations) to December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years ended December 31, 2025 and for the period May 11, 2021 (commencement of operations) to December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 16

Special 2025 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
The Fund designates $982,203 as long-term capital gain distributions in 2025.
In 2025, the Fund elected to pass through to shareholders foreign source income of $19,393,136 and foreign taxes paid of $2,037,452.
The Fund designates $8,960,262 of its distributions paid to shareholders in 2025 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
For shareholders that are corporations, the Fund designates 0.5% of its ordinary dividends paid to shareholders in 2025 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.
PAGE 17 ■ Dodge & Cox Emerging Markets Stock Fund

2025
December 31, 2025

Financial Statements and Other Information

Balanced Fund | Class I (dodbx) | Class X (doxbx)
ESTABLISHED 1931
12/25 BF AR

Portfolio of Investments  December 31, 2025
Common Stocks: 64.1%
		Shares	Value
Communication Services: 5.9%
Media & Entertainment: 5.6%
Alphabet, Inc., Class A		399,500	$125,043,500
Alphabet, Inc., Class C		750,600	235,538,280
Charter Communications, Inc., Class A(a)		799,249	166,843,229
Comcast Corp., Class A		4,982,748	148,934,338
Fox Corp., Class A		580,633	42,426,853
Fox Corp., Class B		103,780	6,738,435
Meta Platforms, Inc., Class A		161,700	106,736,553
News Corp., Class A		91,604	2,392,697
			834,653,885
Telecommunication Services: 0.3%
T-Mobile U.S., Inc.		191,600	38,902,464
			873,556,349
Consumer Discretionary: 2.5%
Consumer Discretionary Distribution & Retail: 1.6%
Alibaba Group Holding, Ltd. ADR (China)		724,100	106,138,578
Amazon.com, Inc.(a)		573,100	132,282,942
			238,421,520
Consumer Durables & Apparel: 0.3%
VF Corp.		2,227,600	40,275,008
Consumer Services: 0.6%
Booking Holdings, Inc.		18,000	96,395,940
			375,092,468
Consumer Staples: 2.5%
Food, Beverage & Tobacco: 2.5%
Anheuser-Busch InBev SA/NV ADR (Belgium)		2,240,200	143,462,408
Archer-Daniels-Midland Co.		912,300	52,448,127
Imperial Brands PLC ADR (United Kingdom)		3,041,300	127,765,013
Molson Coors Beverage Co., Class B		1,135,414	53,001,126
			376,676,674
Energy: 2.1%
Baker Hughes Co., Class A		2,255,000	102,692,700
ConocoPhillips		421,424	39,449,500
Occidental Petroleum Corp.		4,279,315	175,965,433
			318,107,633
Financials: 15.1%
Banks: 4.0%
Banco Santander SA (Spain)	EUR	9,519,100	111,705,146
BNP Paribas SA ADR (France)		3,259,500	154,500,300
Credicorp, Ltd. (Peru)		256,997	73,758,139
First Citizens BancShares, Inc., Class A		832	1,785,622
HDFC Bank, Ltd. ADR (India)		2,930,700	107,087,778
Wells Fargo & Co.		1,535,342	143,093,874
			591,930,859
Financial Services: 8.0%
Brookfield Corp. (Canada)		1,700,400	78,031,356
Capital One Financial Corp.		410,426	99,470,845
Fidelity National Information Services, Inc.		2,834,600	188,387,516
Fiserv, Inc.(a)		3,086,500	207,320,205
LPL Financial Holdings, Inc.		220,500	78,755,985
The Bank of New York Mellon Corp.		910,800	105,734,772

		Shares	Value
The Charles Schwab Corp.		3,542,000	$353,881,220
XP, Inc., Class A (Brazil)		5,057,100	82,784,727
			1,194,366,626
Insurance: 3.1%
AIA Group, Ltd. ADR (Hong Kong)		2,735,200	112,225,256
Aon PLC, Class A		357,700	126,225,176
Arthur J Gallagher & Co.		53,300	13,793,507
MetLife, Inc.		1,555,643	122,802,459
Willis Towers Watson PLC		276,984	91,016,942
			466,063,340
			2,252,360,825
Health Care: 17.4%
Health Care Equipment & Services: 8.0%
Baxter International, Inc.		2,693,100	51,465,141
CVS Health Corp.		4,317,738	342,655,688
Fresenius Medical Care AG ADR (Germany)		3,826,910	91,156,996
GE HealthCare Technologies, Inc.		1,628,000	133,528,560
Humana, Inc.		613,400	157,110,142
Medtronic PLC		623,700	59,912,622
The Cigna Group		572,955	157,694,405
UnitedHealth Group, Inc.		408,972	135,005,747
Zimmer Biomet Holdings, Inc.		673,500	60,561,120
			1,189,090,421
Pharmaceuticals, Biotechnology & Life Sciences: 9.4%
Alnylam Pharmaceuticals, Inc.(a)		83,700	33,283,305
Avantor, Inc.(a)		6,317,700	72,400,842
Bayer AG ADR (Germany)		6,249,700	67,621,754
BioMarin Pharmaceutical, Inc.(a)		955,200	56,767,536
Elanco Animal Health, Inc.(a)		5,320,800	120,409,704
Gilead Sciences, Inc.		1,329,880	163,229,471
GSK PLC ADR (United Kingdom)		4,918,395	241,198,091
Haleon PLC ADR (United Kingdom)		11,685,813	118,143,569
Incyte Corp.(a)		1,196,400	118,168,428
Neurocrine Biosciences, Inc.(a)		304,000	43,116,320
Regeneron Pharmaceuticals, Inc.		247,800	191,269,386
Roche Holding AG ADR (Switzerland)		1,150,200	59,315,814
Sanofi SA ADR (France)		2,351,565	113,956,840
			1,398,881,060
			2,587,971,481
Industrials: 7.4%
Capital Goods: 5.0%
Ashtead Group PLC (United Kingdom)	GBP	2,005,700	136,839,053
Daikin Industries, Ltd. (Japan)	JPY	355,000	45,572,429
Fortive Corp.		2,320,228	128,099,788
GE Aerospace		106,400	32,774,392
IDEX Corp.		36,200	6,441,428
Johnson Controls International PLC		1,310,914	156,981,951
RTX Corp.		1,269,700	232,862,980
			739,572,021
Commercial & Professional Services: 0.3%
TransUnion		561,110	48,115,183
PAGE 1 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Common Stocks (continued)
		Shares	Value
Transportation: 2.1%
FedEx Corp.		582,834	$168,357,429
Norfolk Southern Corp.		491,500	141,905,880
			310,263,309
			1,097,950,513
Information Technology: 4.3%
Semiconductors & Semiconductor Equipment: 1.5%
Microchip Technology, Inc.		369,387	23,537,340
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	TWD	4,044,100	197,567,944
			221,105,284
Software & Services: 1.6%
Adobe, Inc.(a)		133,500	46,723,665
Cognizant Technology Solutions Corp., Class A		517,800	42,977,400
Microsoft Corp.		305,500	147,745,910
			237,446,975
Technology, Hardware & Equipment: 1.2%
HP, Inc.		747,330	16,650,513
Ralliant Corp.		671,453	34,183,672
TE Connectivity PLC (Switzerland)		329,636	74,995,486
Teledyne Technologies, Inc.(a)		96,400	49,234,372
			175,064,043
			633,616,302
Materials: 2.9%
Air Products & Chemicals, Inc.		489,309	120,869,109
Akzo Nobel NV ADR (Netherlands)		2,126,200	49,221,530
Celanese Corp.		815,032	34,459,553
Glencore PLC (Australia)	GBP	18,105,400	98,488,605
International Flavors & Fragrances, Inc.		1,186,400	79,951,496
LyondellBasell Industries NV, Class A		1,022,400	44,269,920
			427,260,213
Real Estate: 2.2%
Equity Real Estate Investment Trusts (Reits): 2.2%
Gaming & Leisure Properties, Inc. REIT		1,086,054	48,535,753
SBA Communications Corp. REIT, Class A		730,800	141,358,644
Sun Communities, Inc. REIT		1,108,900	137,403,799
			327,298,196
Utilities: 1.8%
American Electric Power Co., Inc.		983,900	113,453,509
Dominion Energy, Inc.		2,644,600	154,947,114
			268,400,623
Total Common Stocks (Cost $7,060,955,018)			$9,538,291,277
Debt Securities: 32.0%
	Par Value	Value
U.S. Treasury: 3.8%
U.S. Treasury Inflation Indexed
2.50% 1/15/29(b)	$40,943,610	$42,256,646
1.625% 10/15/29(b)	172,796,570	174,491,312
1.50% 2/15/53(b)	16,270,533	12,681,532
2.375% 2/15/55(b)	23,151,080	21,960,948
U.S. Treasury Note/Bond

	Par Value	Value
4.25% 8/15/35	$8,762,000	$8,824,977
4.625% 11/15/44	106,247,000	104,113,760
5.00% 5/15/45	22,108,000	22,695,244
4.875% 8/15/45	51,700,000	52,200,844
4.25% 8/15/54	62,702,000	56,691,425
4.50% 11/15/54	6,805,000	6,418,497
4.75% 8/15/55	19,331,000	19,004,789
4.625% 11/15/55	46,704,000	44,996,385
		566,336,359
Government-Related: 1.0%
Agency: 0.7%
Petroleos Mexicanos (Mexico)
6.70% 2/16/32	38,299,000	38,196,750
6.375% 1/23/45	10,725,000	8,637,993
6.75% 9/21/47	11,625,000	9,558,118
7.69% 1/23/50	49,355,000	44,231,761
		100,624,622
Local Authority: 0.2%
State of Illinois GO
5.10% 6/1/33	33,056,519	33,878,625
		33,878,625
Sovereign: 0.1%
Colombia Government International (Colombia)
7.375% 4/25/30	4,925,000	5,200,800
7.75% 11/7/36	9,425,000	9,822,264
		15,023,064
		149,526,311
Securitized: 16.2%
Asset-Backed: 2.9%
Auto Loan: 1.3%
Ford Credit Auto Owner Trust
Series 2023-B A3, 5.23% 5/15/28	5,987,154	6,025,856
Series 2024-B A3, 5.10% 4/15/29	12,828,000	12,993,003
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40% 8/16/29	12,556,000	12,650,150
Series 2025-4 A3, 3.84% 2/18/31	4,254,000	4,256,243
Honda Auto Receivables Owner Trust
Series 2024-4 A3, 4.33% 5/15/29	13,002,000	13,073,939
Series 2025-4 A3, 3.98% 6/17/30	5,992,000	6,023,810
Series 2025-2 A4, 4.28% 8/15/31	12,871,000	13,008,784
Hyundai Auto Receivables Trust
Series 2024-B A3, 4.84% 3/15/29	33,250,000	33,621,865
Series 2025-A A3, 4.32% 10/15/29	3,466,000	3,491,666
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88% 3/15/29	12,823,000	12,957,629
Series 2024-D A3, 4.40% 6/15/29	3,165,000	3,187,011
Series 2025-B A4, 4.49% 6/17/30	15,302,000	15,526,966
Volkswagen Auto Loan Enhanced Trust
Series 2025-1 A3, 4.50% 8/20/29	21,413,000	21,635,361
Series 2025-2 A3, 3.92% 3/20/30	35,156,000	35,242,719
		193,695,002
Federal Agency: 0.0%
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71% 6/1/27	95,895	96,867
		96,867
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 2

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75% 1/6/27(c)	$6,581,810	$6,783,032
8.20% 4/6/28(c)	5,545,625	5,728,433
		12,511,465
Student Loan: 1.5%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.05%, Series 2025-2A A, 4.924% 11/25/74(c)	5,055,918	5,055,905
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.264%, Series 2016-7A A, 5.139% 3/25/66(c)	24,282,635	24,459,435
+1.414%, Series 2016-6A A3, 5.289% 3/25/66(c)	16,876,434	17,148,003
+0.914%, Series 2017-5A A, 4.789% 7/26/66(c)	3,509,865	3,489,152
+1.264%, Series 2017-1A A3, 5.139% 7/26/66(c)	3,659,011	3,684,059
+1.164%, Series 2017-2A A, 5.039% 12/27/66(c)	5,363,796	5,391,426
+0.864%, Series 2018-2A A3, 4.739% 3/25/67(c)	53,476,607	53,641,930
+1.114%, Series 2019-2A A2, 4.989% 2/27/68(c)	2,365,390	2,371,158
+0.814%, Series 2016-1A A, 4.689% 2/25/70(c)	3,758,675	3,721,307
+0.664%, Series 2021-2A A1B, 4.539% 2/25/70(c)	10,345,670	10,330,165
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 4.789% 1/25/75	30,882,962	30,896,581
United States 90 Day Average SOFR
+0.861%, Series 2005-9 A7A, 5.175% 1/25/41	2,783,333	2,761,910
+0.431%, Series 2006-2 A6, 4.745% 1/25/41	5,633,130	5,498,488
+0.421%, Series 2006-8 A6, 4.735% 1/25/41	3,077,321	2,979,183
+0.811%, Series 2004-3A A6B, 5.125% 10/25/64(c)	12,244,698	12,157,016
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60% 1/15/37(c)	2,033,966	2,022,976
Series 2023-C A1A, 5.67% 11/15/52(c)	7,574,447	7,776,986
Series 2023-A A1A, 5.38% 1/15/53(c)	10,960,241	11,153,812
Series 2023-D A1A, 6.15% 9/15/53(c)	10,130,428	10,659,743

	Par Value	Value
Series 2025-A A1A, 5.13% 4/15/54(c)	$7,972,477	$8,087,903
Series 2024-A A1A, 5.24% 3/15/56(c)	7,753,605	7,885,510
		231,172,648
		437,475,982
CMBS: 0.0%
Agency CMBS: 0.0%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.335% 3/25/26(d)	8,377,050	9,140
Series K056 X1, 1.208% 5/25/26(d)	3,281,349	6,438
Series K064 X1, 0.585% 3/25/27(d)	8,254,419	44,752
Series K065 X1, 0.649% 4/25/27(d)	40,005,374	289,847
Series K066 X1, 0.726% 6/25/27(d)	34,401,835	267,677
Series K069 X1, 0.34% 9/25/27(d)	208,792,988	1,057,203
Series K090 X1, 0.706% 2/25/29(d)	175,481,921	3,566,056
		5,241,113
Mortgage-Related: 13.3%
CMO & REMIC: 3.0%
Dept. of Veterans Affairs
Series 2002-1 2J, 6.50% 8/15/31	1,338,009	1,384,116
Fannie Mae
Trust 2002-33 A1, 7.00% 6/25/32	547,544	556,217
Trust 2009-30 AG, 6.50% 5/25/39	412,621	441,395
Trust 2020-45 HD, 3.50% 7/25/40	661,456	631,426
Trust 2001-T7 A1, 7.50% 2/25/41	452,794	481,607
Trust 2001-T5 A3, 7.50% 6/19/41(d)	259,817	270,075
Trust 2001-T4 A1, 7.50% 7/25/41	431,042	452,451
Trust 2001-T8 A1, 7.50% 7/25/41	348,047	359,739
Trust 2001-W3 A, 7.00% 9/25/41(d)	204,511	206,365
Trust 2001-T10 A2, 7.50% 12/25/41	229,049	237,820
Trust 2013-106 MA, 4.00% 2/25/42	2,330,117	2,325,637
Trust 2002-W6 2A1, 7.00% 6/25/42(d)	374,547	375,504
Trust 2002-W8 A2, 7.00% 6/25/42	607,704	639,315
Trust 2003-W2 1A2, 7.00% 7/25/42	451,853	474,993
Trust 2003-W2 1A1, 6.50% 7/25/42	931,361	976,805
Trust 2003-W4 4A, 5.078% 10/25/42(d)	423,314	434,506
Trust 2012-121 NB, 7.00% 11/25/42	427,390	456,127
Trust 2013-19 ZA, 3.50% 3/25/43	15,810,564	14,983,076
Trust 2004-T1 1A2, 6.50% 1/25/44	290,556	299,996
Trust 2004-W2 5A, 7.50% 3/25/44	319,569	332,252
Trust 2004-W8 3A, 7.50% 6/25/44	56,288	57,895
Trust 2005-W4 1A2, 6.50% 8/25/45	772,266	804,956
Trust 2009-11 MP, 7.00% 3/25/49	956,948	1,040,566
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 4.539% 9/25/43	1,659,399	1,646,505
Freddie Mac
Series T-48 1A4, 5.538% 7/25/33	10,314,835	10,499,069
Series T-51 1A, 6.50% 9/25/43(d)	99,413	103,196
Series T-59 1A1, 6.50% 10/25/43	3,433,095	3,540,707
Series 4281 BC, 4.50% 12/15/43(d)	9,861,460	9,945,545
Series 4384 DZ, 2.50% 9/15/44	18,715,880	16,793,301
Series 4680 GZ, 3.50% 3/15/47	14,197,797	13,187,487
United States 30 Day Average SOFR
+0.85%, Series 5524 FM, 4.724% 4/25/55	45,055,060	45,158,402
PAGE 3 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
+0.9%, Series 5572 FA, 4.774% 9/25/55	$48,444,415	$48,502,834
+0.724%, Series 314 F2, 4.708% 9/15/43	4,080,774	4,060,243
Ginnie Mae
CME Term SOFR 1 Month
+0.734%, Series 2014-H18 FA, 4.734% 9/20/64	552,975	553,621
+0.814%, Series 2020-H02 FA, 4.814% 1/20/70	13,457,629	13,461,556
+0.764%, Series 2020-H01 FV, 4.764% 1/20/70	18,571,994	18,548,606
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.468% 2/20/67	3,347,986	3,344,027
+0.8%, Series 2023-H05 FJ, 4.718% 2/20/68	21,007,826	21,052,304
+0.41%, Series 2022-H06 FC, 4.328% 8/20/68	24,413,269	24,242,117
+1.02%, Series 2023-H08 FE, 4.938% 8/20/71	21,235,061	21,420,456
+1%, Series 2022-H20 FB, 4.918% 8/20/71	28,093,410	28,302,712
+0.82%, Series 2022-H04 HF, 4.738% 2/20/72	6,312,175	6,324,139
+0.67%, Series 2022-H09 FA, 4.588% 4/20/72	20,479,118	20,408,012
+0.74%, Series 2022-H09 FC, 4.658% 4/20/72	25,203,767	25,180,988
+0.97%, Series 2022-H11 EF, 4.888% 5/20/72	14,299,619	14,402,597
CME Term SOFR 12 Month
+1.015%, Series 2017-H03 F, 5.249% 1/20/67	4,503,389	4,524,924
+0.945%, Series 2017-H20 BF, 4.712% 10/20/67	6,508,488	6,543,492
+0.945%, Series 2017-H20 FG, 4.712% 10/20/67	4,417,351	4,441,321
+0.775%, Series 2018-H02 GF, 4.938% 12/20/67	12,109,261	12,130,039
+0.795%, Series 2018-H08 GF, 4.557% 5/20/68	3,681,753	3,677,933
+0.965%, Series 2018-H13 BF, 4.832% 6/20/68	11,721,176	11,781,560
+0.995%, Series 2019-H04 EF, 5.154% 11/20/68	15,043,470	15,114,038
+0.965%, Series 2019-H01 FV, 5.199% 12/20/68	1,676,736	1,681,520
		438,796,090
Federal Agency Mortgage Pass-Through: 10.3%
Fannie Mae, 15 Year
4.50% 1/1/27	6,801	6,804
3.50%, 1/1/27 - 12/1/29	721,636	717,010
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	8,474,741	8,397,116
4.50%, 1/1/31 - 12/1/34	9,572,887	9,624,988
3.50%, 4/1/36 - 4/1/37	5,712,202	5,574,163
2.50% 4/1/42	32,362,722	29,026,105
3.00% 8/1/42	19,102,194	17,847,255
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	3,123,875	3,286,294
5.50%, 7/1/33 - 8/1/37	2,323,515	2,389,590

	Par Value	Value
6.00%, 9/1/36 - 8/1/37	$2,733,951	$2,834,112
7.00% 8/1/37	103,712	110,447
4.50%, 3/1/40 - 2/1/55	122,650,199	119,915,953
5.00%, 12/1/48 - 3/1/49	2,515,866	2,554,401
2.50%, 6/1/50 - 10/1/50	107,910,807	93,052,368
2.00%, 9/1/50 - 12/1/50	78,837,205	65,061,252
3.00% 3/1/52	27,135,036	24,317,462
3.50%, 4/1/52 - 8/1/52	291,893,029	271,745,021
4.00%, 10/1/52 - 7/1/53	119,457,245	113,844,451
Fannie Mae, 40 Year
4.50% 6/1/56	11,817,614	11,466,839
Fannie Mae, Hybrid ARM
5.988% 9/1/34(d)	141,462	144,848
5.913% 12/1/34(d)	145,975	147,718
6.54% 1/1/35(d)	191,994	196,586
6.058% 1/1/35(d)	184,555	191,798
6.373% 8/1/35(d)	91,585	93,937
6.601% 5/1/37(d)	370,174	380,447
6.28% 11/1/40(d)	159,903	165,204
6.193% 12/1/40(d)	344,395	356,298
5.972% 11/1/43(d)	575,674	598,693
6.51% 4/1/44(d)	1,002,432	1,040,052
6.023% 11/1/44(d)	1,505,310	1,565,375
5.975% 12/1/44(d)	1,145,210	1,190,706
6.34% 9/1/45(d)	356,906	370,022
6.24% 12/1/45(d)	712,867	740,650
6.38% 1/1/46(d)	390,690	403,392
3.856% 4/1/46(d)	1,024,783	1,069,146
2.546% 12/1/46(d)	2,552,697	2,607,775
6.276% 6/1/47(d)	446,886	464,824
6.235% 7/1/47(d)	812,033	844,588
6.357% 8/1/47(d)	1,163,457	1,211,356
6.287% 1/1/49(d)	800,041	837,876
1.945% 4/1/52(d)	12,752,590	12,118,065
1.941% 4/1/52(d)	31,313,399	28,555,739
2.318% 4/1/52(d)	18,818,961	17,350,719
2.641% 7/1/52(d)	15,337,461	14,330,629
Freddie Mac, Hybrid ARM
6.861% 5/1/34(d)	192,037	197,799
6.125% 10/1/35(d)	271,501	280,339
6.48% 4/1/37(d)	493,486	511,106
6.563% 9/1/37(d)	376,823	391,373
6.634% 1/1/38(d)	97,045	99,723
6.944% 2/1/38(d)	295,557	307,335
6.629% 7/1/38(d)	40,667	42,271
6.25% 10/1/38(d)	106,762	109,122
6.63% 10/1/41(d)	68,873	71,740
6.521% 8/1/42(d)	509,975	533,831
6.457% 5/1/44(d)	1,412,648	1,468,810
6.36% 5/1/44(d)	68,488	70,811
6.365% 6/1/44(d)	368,332	379,701
6.245% 6/1/44(d)	370,872	385,914
6.319% 1/1/45(d)	1,096,156	1,139,708
6.352% 10/1/45(d)	708,814	736,837
6.344% 10/1/45(d)	811,909	843,524
6.255% 7/1/47(d)	381,286	395,483
6.081% 1/1/49(d)	2,603,956	2,700,243
3.28% 1/1/49(d)	7,097,692	6,988,496
3.815% 3/1/49(d)	784,810	809,074
2.302% 5/1/52(d)	12,490,368	11,470,446
2.023% 5/1/52(d)	35,368,896	32,346,986
4.135% 1/1/53(d)	7,389,480	7,339,303
Freddie Mac Gold, 15 Year
4.50% 9/1/26	487	488
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 4

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
Freddie Mac Gold, 20 Year
6.50% 10/1/26	$59,746	$62,044
4.50%, 4/1/31 - 6/1/31	1,302,233	1,313,069
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,031,413	1,081,035
7.00%, 11/1/37 - 9/1/38	993,523	1,064,684
5.50% 12/1/37	127,463	133,422
6.00% 2/1/39	292,473	309,584
4.50%, 9/1/41 - 6/1/42	8,565,102	8,627,446
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	92,140,028	86,086,705
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	102,483,501	88,416,912
2.00% 9/1/50	65,855,710	54,384,786
3.00%, 2/1/52 - 6/1/52	112,249,453	100,429,538
3.50%, 5/1/52 - 8/1/53	160,258,593	148,920,508
4.00%, 9/1/52 - 3/1/53	34,097,364	32,514,289
4.50%, 10/1/52 - 1/1/54	74,395,923	72,881,008
		1,534,593,567
		1,973,389,657
		2,416,106,752
Corporate: 11.0%
Financials: 4.4%
Bank of America Corp.
4.45% 3/3/26	3,970,000	3,972,861
4.25% 10/22/26	2,970,000	2,976,979
4.183% 11/25/27	7,925,000	7,944,026
4.623% 5/9/29(e)	4,650,000	4,711,685
3.846% 3/8/37(e)	40,560,000	38,196,778
Barclays PLC (United Kingdom)
5.829% 5/9/27(e)	7,700,000	7,743,331
4.836% 5/9/28	4,525,000	4,563,658
5.501% 8/9/28(e)	10,750,000	10,982,991
5.746% 8/9/33(e)	9,500,000	9,973,299
6.224% 5/9/34(e)	2,800,000	3,010,852
BNP Paribas SA (France)
4.625% 3/13/27(c)	12,175,000	12,220,549
5.085% 5/9/31(c)(e)	4,500,000	4,593,701
2.588% 8/12/35(c)(e)	6,500,000	5,876,719
Boston Properties, Inc.
3.65% 2/1/26	5,341,000	5,337,076
2.75% 10/1/26	22,161,000	21,929,572
2.90% 3/15/30	7,270,000	6,816,338
3.25% 1/30/31	5,850,000	5,486,544
6.50% 1/15/34	14,850,000	15,985,172
Capital One Financial Corp.
4.927% 5/10/28(e)	10,075,000	10,193,634
7.624% 10/30/31(e)	10,600,000	11,979,546
Citigroup, Inc.
6.25% (e)(f)(g)	45,886,000	45,929,523
4.412% 3/31/31(e)	6,000,000	5,998,996
United States 90 Day Average SOFR
+6.63%, 10.47% 10/30/40(f)	37,080,925	44,808,590
Elevance Health, Inc.
4.75% 2/15/30	20,000,000	20,398,432
2.25% 5/15/30	5,000,000	4,590,589
HSBC Holdings PLC (United Kingdom)
5.21% 8/11/28(e)	5,525,000	5,618,233
4.762% 3/29/33(e)	32,986,000	32,794,584
6.50% 5/2/36	17,805,000	19,815,202
6.50% 9/15/37	3,265,000	3,581,620
JPMorgan Chase & Co.

		Par Value	Value
1.04% 2/4/27(e)		$17,500,000	$17,451,519
8.75% 9/1/30(f)		25,692,000	30,249,283
2.739% 10/15/30(e)		5,000,000	4,743,231
2.956% 5/13/31(e)		11,793,000	11,125,092
Lloyds Banking Group PLC (United Kingdom)
4.65% 3/24/26		3,100,000	3,103,790
3.75% 3/18/28(e)		8,025,000	7,995,676
7.953% 11/15/33(e)		14,000,000	16,286,424
NatWest Group PLC (United Kingdom)
5.808% 9/13/29(e)		11,800,000	12,291,609
6.016% 3/2/34(e)		13,000,000	13,946,151
3.032% 11/28/35(e)		12,365,000	11,368,799
The Charles Schwab Corp.
5.643% 5/19/29(e)		4,500,000	4,671,426
5.853% 5/19/34(e)		2,500,000	2,677,987
6.136% 8/24/34(e)		5,075,000	5,531,607
The Goldman Sachs Group, Inc.
3.615% 3/15/28(e)		12,695,000	12,624,514
4.937% 4/23/28(e)		4,600,000	4,652,540
5.218% 4/23/31(e)		5,625,000	5,809,767
UBS Group AG (Switzerland)
5.959% 1/12/34(c)(e)		23,275,000	24,804,171
UniCredit SPA (Italy)
7.296% 4/2/34(c)(e)		29,960,000	32,124,130
5.459% 6/30/35(c)(e)		7,325,000	7,466,477
Unum Group
6.75% 12/15/28		8,417,000	8,937,876
Wells Fargo & Co.
4.10% 6/3/26		3,376,000	3,376,312
4.30% 7/22/27		13,145,000	13,196,238
2.572% 2/11/31(e)		12,005,000	11,212,484
4.897% 7/25/33(e)		11,000,000	11,171,103
5.389% 4/24/34(e)		1,900,000	1,976,821
			656,826,107
Industrials: 5.6%
Bayer AG (Germany)
4.375% 12/15/28(c)		10,100,000	10,111,068
6.375% 11/21/30(c)		6,200,000	6,628,578
6.50% 11/21/33(c)		11,350,000	12,287,452
British American Tobacco PLC (United Kingdom)
3.75% (e)(f)(g)(h)	EUR	84,228,000	98,492,296
6.343% 8/2/30		3,900,000	4,218,120
4.742% 3/16/32		15,335,000	15,474,953
6.421% 8/2/33		3,900,000	4,303,400
Cemex SAB de CV (Mexico)
5.20% 9/17/30(c)		14,400,000	14,600,102
3.875% 7/11/31(c)		13,105,000	12,548,769
Charter Communications, Inc.
4.50% 5/1/32		14,925,000	13,395,744
4.40% 4/1/33		2,475,000	2,331,618
4.50% 6/1/33(c)		21,105,000	18,474,442
4.25% 1/15/34(c)		2,525,000	2,146,943
6.55% 5/1/37		11,000,000	11,225,047
6.75% 6/15/39		6,160,000	6,230,593
6.484% 10/23/45		18,957,000	17,822,732
Cox Enterprises, Inc.
3.35% 9/15/26(c)		24,386,000	24,257,182
3.50% 8/15/27(c)		16,200,000	16,014,421
CVS Health Corp.
7.00% 3/10/55(e)(f)		24,355,000	25,549,566
Dillard's, Inc.
PAGE 5 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
7.75% 7/15/26	$50,000	$50,649
7.75% 5/15/27	540,000	558,371
7.00% 12/1/28	15,135,000	15,900,508
Elanco Animal Health, Inc.
6.65% 8/28/28	13,000,000	13,585,475
Fibercop SpA (Italy)
7.20% 7/18/36(c)	1,507,000	1,499,842
7.721% 6/4/38(c)	5,536,000	5,543,739
Ford Motor Credit Co. LLC
4.389% 1/8/26	18,850,000	18,851,169
4.542% 8/1/26	18,304,000	18,279,081
2.70% 8/10/26	12,700,000	12,576,809
4.95% 5/28/27	10,000,000	10,036,306
7.35% 11/4/27	4,000,000	4,174,710
6.80% 5/12/28	3,100,000	3,234,775
HCA Healthcare, Inc.
5.00% 3/1/28	2,425,000	2,470,200
5.25% 3/1/30	8,610,000	8,888,333
Imperial Brands PLC (United Kingdom)
3.50% 7/26/26(c)	7,800,000	7,765,448
6.125% 7/27/27(c)	11,425,000	11,759,941
3.875% 7/26/29(c)	27,915,000	27,365,403
Japan Tobacco, Inc. (Japan)
4.85% 5/15/28(c)	2,550,000	2,595,416
5.25% 6/15/30(c)	3,600,000	3,735,153
5.85% 6/15/35(c)	2,425,000	2,585,476
Macy's, Inc.
6.70% 7/15/34(c)	2,539,000	2,450,864
Mars, Inc.
4.45% 3/1/27(c)	2,175,000	2,190,695
4.60% 3/1/28(c)	10,025,000	10,162,346
4.80% 3/1/30(c)	5,075,000	5,186,460
Meta Platforms, Inc.
4.60% 11/15/32	3,250,000	3,276,127
4.875% 11/15/35	3,500,000	3,495,310
Oracle Corp.
1.65% 3/25/26	13,990,000	13,901,794
2.80% 4/1/27	6,350,000	6,224,023
2.95% 4/1/30	5,000,000	4,615,844
Philip Morris International, Inc.
4.875% 2/13/29	9,900,000	10,133,670
5.125% 2/13/31	5,925,000	6,139,503
Prosus NV (China)
4.85% 7/6/27(c)	14,200,000	14,288,040
3.68% 1/21/30(c)	3,750,000	3,600,086
3.061% 7/13/31(c)	38,650,000	35,155,747
4.193% 1/19/32(c)	13,680,000	13,092,352
Synopsys, Inc.
4.65% 4/1/28	1,550,000	1,570,888
4.85% 4/1/30	7,035,000	7,185,217
5.00% 4/1/32	3,575,000	3,650,472
TC Energy Corp. (Canada)
5.875% 8/15/76(e)(f)	7,465,000	7,474,137
5.30% 3/15/77(e)(f)	29,935,000	29,932,653
5.50% 9/15/79(e)(f)	9,435,000	9,364,050
The Cigna Group
7.875% 5/15/27	17,587,000	18,425,211
4.375% 10/15/28	5,211,000	5,258,369
T-Mobile U.S., Inc.
2.25% 2/15/26	6,800,000	6,784,439
3.375% 4/15/29	6,500,000	6,335,041
Ultrapar Participacoes SA (Brazil)

		Par Value	Value
5.25% 10/6/26(c)		$12,050,000	$12,036,691
5.25% 6/6/29(c)		2,594,000	2,588,564
Union Pacific Corp.
6.176% 1/2/31		1,883,777	1,989,951
Verizon Communications, Inc.
5.742% 6/15/56(e)(f)	GBP	19,375,000	26,098,434
3.996% 6/15/56(e)(f)	EUR	22,000,000	25,723,215
VMware, Inc.
1.40% 8/15/26		19,765,000	19,472,963
Vodafone Group PLC (United Kingdom)
7.00% 4/4/79(e)(f)		18,300,000	19,385,417
			824,758,403
Utilities: 1.0%
Dominion Energy, Inc.
3.375% 4/1/30		7,500,000	7,236,282
5.00% 6/15/30		28,981,000	29,776,094
NextEra Energy, Inc.
4.625% 7/15/27		10,075,000	10,183,051
4.685% 9/1/27		10,552,000	10,677,389
4.90% 3/15/29		11,975,000	12,272,533
5.05% 3/15/30		14,650,000	15,113,474
The Southern Co.
5.113% 8/1/27		11,900,000	12,090,255
4.85% 6/15/28		12,475,000	12,700,542
4.00% 1/15/51(e)(f)		19,036,000	19,024,588
3.75% 9/15/51(e)(f)		19,900,000	19,618,230
			148,692,438
			1,630,276,948
Total Debt Securities (Cost $4,796,405,289)			$4,762,246,370
Mutual Funds: 1.4%
	Shares	Value
Dodge & Cox Emerging Markets Stock Fund(i)	18,371,932	$215,319,044
Total Mutual Funds (Cost $190,918,640)		$215,319,044
Short-Term Investments: 2.0%
	Par Value/ Shares	Value
Repurchase Agreements: 1.3%
Fixed Income Clearing Corp.(j) 3.78%, dated 12/31/25, due 1/2/26, maturity value $182,038,220	$182,000,000	182,000,000
Fixed Income Clearing Corp.(j) 1.35%, dated 12/31/25, due 1/2/26, maturity value $15,053,943	15,052,814	15,052,814
		197,052,814
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	95,513,991	95,513,991
Total Short-Term Investments (Cost $292,566,805)		$292,566,805
Total Investments In Securities (Cost $12,340,845,752)	99.5%	$14,808,423,496
Other Assets Less Liabilities	0.5%	76,101,707
Net Assets	100.0%	$14,884,525,203
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 6

Portfolio of Investments  December 31, 2025
(a)	Non-income producing
(b)	Inflation-linked
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(i)	An affiliated fund under the Investment Company Act of 1940 managed by Dodge & Cox. See below regarding holdings of affiliates.
(j)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.50%-4.25%, 4/30/27-6/30/31. Total collateral value is $200,994,031.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
TWD Taiwan New Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index	(1,925)	3/20/26	$(663,403,125)	$(370,050)
Euro-Bobl	(766)	3/6/26	(104,567,603)	457,046
				$86,996
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Barclays	1/8/26	USD	20,498,330	EUR	19,390,089	$(2,292,143)
HSBC	1/8/26	USD	20,666,551	EUR	19,531,773	(2,290,452)
State Street	1/8/26	USD	5,924,393	EUR	5,045,000	(5,334)
Standard Chartered	10/9/26	USD	25,670,709	EUR	22,000,000	(486,484)
Standard Chartered	10/9/26	USD	23,369,728	EUR	19,744,082	(105,262)
Standard Chartered	10/9/26	USD	23,480,411	EUR	19,869,671	(143,898)
GBP: British Pound
Standard Chartered	10/23/26	USD	25,257,167	GBP	19,375,000	(832,262)
Unrealized gain on currency forward contracts						—
Unrealized loss on currency forward contracts						(6,155,835)
Net unrealized loss on currency forward contracts						$(6,155,835)
The listed counterparty may be the parent company or one of its subsidiaries.
PAGE 7 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Holdings of Affiliate
The Fund held shares of a fund which is also managed by Dodge & Cox. The fund was considered to be an affiliate of the Fund because it is under common control with the Fund. Further details on these holdings and related activity during the year appear below. Distributions received from the fund may be reinvested into the fund. Any reinvestment amounts are included within `Additions' below.
	Value at Beginning of Year	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Year	Dividend Income (net of foreign taxes, if any)	Capital Gains Distributions
Mutual Funds 1.4%
Dodge & Cox Emerging Markets Stock Fund(a)	$ —	$190,918,839	$(194)	$(6)	$24,400,405	$215,319,044	$4,342,121	$1,576,519
(a)	An affiliated fund under the Investment Company Act of 1940 managed by Dodge & Cox.
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 8

Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $12,149,927,112)	$14,593,104,452
Affiliated fund (cost $190,918,640)	215,319,044
14,808,423,496
Cash pledged as collateral for currency forward contracts	6,170,000
Cash denominated in foreign currency (cost $3,261)	3,276
Deposits with broker for futures contracts	41,524,405
Receivable for variation margin for futures contracts	5,022,792
Receivable for investments sold	11,166,250
Receivable for Fund shares sold	4,688,384
Dividends and interest receivable	50,316,605
Expense reimbursement receivable	253,875
Prepaid expenses and other assets	2,837,988
14,930,407,071
Liabilities:
Unrealized depreciation on currency forward contracts	6,155,835
Payable for investments purchased	17,157,746
Payable for Fund shares redeemed	15,792,139
Management fees payable	6,215,750
Accrued expenses	560,398
45,881,868
Net Assets	$14,884,525,203
Net Assets Consist of:
Paid in capital	$12,302,665,696
Distributable earnings	2,581,859,507
$14,884,525,203
Class I
Total net assets	$12,458,788,039
Shares outstanding	923,028,181
Net asset value per share	$13.50
Class X
Total net assets	$2,425,737,164
Shares outstanding	179,682,430
Net asset value per share	$13.50

Statement of Operations
Year Ended December 31, 2025
Investment Income:
Dividends (net of foreign taxes of $7,076,067)
Unaffiliated issuers	$199,690,678
Affiliated fund	4,342,121
Interest	263,419,092
467,451,891
Expenses:
Investment advisory fees	58,436,563
Administrative services fees
Class I	12,292,588
Class X	1,158,277
Custody and fund accounting fees	331,376
Professional services	480,466
Shareholder reports	248,258
Registration fees	147,418
Trustees fees	526,031
Miscellaneous	919,223
Total expenses	74,540,200
Expenses reimbursed by investment manager	(1,783,999)
Net expenses	72,756,201
Net Investment Income	394,695,690
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (Note 5)	1,402,845,166
Investments in securities of affiliated fund	(6)
Futures contracts	(48,346,409)
Currency forward contracts	1,243,745
Foreign currency transactions	54,960
Capital gain distributions received from affiliated fund	1,576,519
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers	217,582,316
Investments in securities of affiliated fund	24,400,405
Futures contracts	(14,950,629)
Currency forward contracts	(12,121,716)
Foreign currency translation	45,792
Net realized and unrealized gain	1,572,330,143
Net Change in Net Assets From Operations	$1,967,025,833
PAGE 9 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$394,695,690	$407,250,185
Net realized gain (loss)	1,357,373,975	791,382,901
Net change in unrealized appreciation/depreciation	214,956,168	21,831,203
	1,967,025,833	1,220,464,289
Distributions to Shareholders:
Class I	(915,113,793)	(950,216,506)
Class X	(174,754,219)	(181,717,049)
Total distributions	(1,089,868,012)	(1,131,933,555)
Fund Share Transactions:
Class I
Proceeds from sales of shares	1,696,109,682	782,990,779
Reinvestment of distributions	856,527,264	892,387,770
Cost of shares redeemed	(2,729,429,199)	(2,408,640,255)
Class X
Proceeds from sales of shares	420,347,416	918,500,552
Reinvestment of distributions	174,754,191	181,717,049
Cost of shares redeemed	(681,615,428)	(303,930,150)
Net change from Fund share transactions	(263,306,074)	63,025,745
Total change in net assets	613,851,747	151,556,479
Net Assets:
Beginning of year	14,270,673,456	14,119,116,977
End of year	$14,884,525,203	$14,270,673,456
Share Information:(a)
Class I
Shares sold	821,477,925	59,833,920
Distributions reinvested	40,790,160	69,741,280
Shares redeemed	(56,223,388)	(185,386,288)
Net change in shares outstanding	806,044,697	(55,811,088)
Class X
Shares sold	158,858,580	71,511,048
Distributions reinvested	8,463,851	14,200,616
Shares redeemed	(10,980,552)	(23,151,376)
Net change in shares outstanding	156,341,879	62,560,288
(a)	Share amounts have been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on October 24, 2025. See Note 8 for additional information.
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 10

Notes to Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Balanced Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on June 26, 1931, and seeks income and long-term capital appreciation. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the invest ment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing
PAGE 11 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements
current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Dodge & Cox Balanced Fund ■ PAGE 12

Notes to Financial Statements
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$873,556,349	$—
Consumer Discretionary	375,092,468	—
Consumer Staples	376,676,674	—
Energy	318,107,633	—
Financials	2,140,655,679	111,705,146
Health Care	2,587,971,481	—
Industrials	915,539,031	182,411,482
Information Technology	436,048,358	197,567,944
Materials	328,771,608	98,488,605
Real Estate	327,298,196	—
Utilities	268,400,623	—
Debt Securities
U.S. Treasury	—	566,336,359
Government-Related	—	149,526,311
Securitized	—	2,416,106,752
Corporate	—	1,630,276,948
Mutual Funds	215,319,044	—
Short-Term Investments
Repurchase Agreements	—	197,052,814
Money Market Fund	95,513,991	—
Total Securities	$9,258,951,135	$5,549,472,361
Other Investments
Futures Contracts
Appreciation	$457,046	$—
Depreciation	(370,050)	—
Currency Forward Contracts
Depreciation	—	(6,155,835)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used short equity index futures contracts to reduce the exposure of the Fund’s equity allocation to a general downturn in the equity markets. The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
PAGE 13 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Futures contracts(a)	$—	$457,046	$—	$457,046
Liabilities
Unrealized depreciation on currency forward contracts	$—	$—	$6,155,835	$6,155,835
Futures contracts(a)	370,050	—	—	370,050
	$370,050	$—	$6,155,835	$6,525,885
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(51,089,773)	$2,743,364	$—	$(48,346,409)
Currency forward contracts	—	—	1,243,745	1,243,745
	$(51,089,773)	$2,743,364	$1,243,745	$(47,102,664)
Net change in unrealized appreciation/depreciation
Futures contracts	$(18,139,311)	$3,188,682	$—	$(14,950,629)
Currency forward contracts	—	—	(12,121,716)	(12,121,716)
	$(18,139,311)	$3,188,682	$(12,121,716)	$(27,072,345)
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	4-6%
Currency forward contracts	USD total value	0-2%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of December 31, 2025.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Barclays	$—	$(2,292,143)	$2,292,143	$—
HSBC	—	(2,290,452)	2,290,000	(452)
Standard Chartered	—	(1,567,906)	1,567,906	—
State Street	—	(5,334)	—	(5,334)
	$—	$(6,155,835)	$6,150,049	$(5,786)
(a)	Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's Statement of Assets and Liabilities.
(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Class X shares would otherwise exceed 0.42%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses
Dodge & Cox Balanced Fund ■ PAGE 14

Notes to Financial Statements
shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the year ended December 31, 2025, Dodge & Cox reimbursed expenses of $1,161,401 to Class X.
Investment in Dodge & Cox Emerging Markets Stock Fund The Fund holds shares of Dodge & Cox Emerging Markets Stock Fund ("EMSF"), another series of the Trust, of which Dodge & Cox is the investment manager. Dodge & Cox has agreed to reimburse the amount of EMSF's net operating expenses indirectly borne by the Fund. For the year ended December 31, 2025, Dodge & Cox reimbursed such expenses in the amount of $622,598 associated with the Fund's investment in EMSF.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), redemptions in-kind, certain corporate action transactions, REITs, straddles, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$314,602,143	$319,155,581
Long-term capital gain	$600,511,650	$631,060,925
Class X
Ordinary income	$60,024,849	$61,222,367
Long-term capital gain	$114,729,370	$120,494,682
At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed long-term capital gain	$92,329,384
Net unrealized appreciation	2,489,530,123
Total distributable earnings	$2,581,859,507
At December 31, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$12,312,831,661
Unrealized appreciation	3,094,500,657
Unrealized depreciation	(604,977,661)
Net unrealized appreciation	2,489,522,996
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the year ended December 31, 2025, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $643,835,575 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2025, the Fund’s
PAGE 15 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements
commitment fee amounted to $61,288 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 7: Purchases and Sales of Investments
For the year ended December 31, 2025, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated to $2,568,469,098 and $2,534,058,246, respectively. For the year ended December 31, 2025, purchases and sales of U.S. government securities aggregated to $1,685,059,706 and $1,800,894,911, respectively.
Note 8: Share Split
In August 2025, the Board of Trustees approved a 8-for-1 share split of the Fund's outstanding shares. The share split applied to shareholders of record as of the close of U.S. markets on October 24, 2025. The share split increased the number of shares outstanding and decreased the net asset value per share. The share split did not change the total market value of a shareholder's investment. The
Financial Highlights and Statement of Changes in Net Assets have been retroactively adjusted to reflect the share split for the year ended December 31, 2025 and all prior periods presented.
Note 9: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. The adoption of this ASU did not have a material impact on the financial statements.
Note 10: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Balanced Fund ■ PAGE 16

Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Class I
Net asset value, beginning of year	$12.71	$12.65	$11.67	$13.68	$12.72
Income from investment operations:
Net investment income	0.36	0.34	0.33	0.23	0.22
Net realized and unrealized gain (loss)	1.45	0.76	1.24	(1.23)	2.19
Total from investment operations	1.81	1.10	1.57	(1.00)	2.41
Distributions to shareholders from:
Net investment income	(0.35)	(0.34)	(0.33)	(0.24)	(0.22)
Net realized gain	(0.67)	(0.70)	(0.26)	(0.77)	(1.23)
Total distributions	(1.02)	(1.04)	(0.59)	(1.01)	(1.45)
Net asset value, end of year	$13.50	$12.71	$12.65	$11.67	$13.68
Total return	14.45%	8.84%	13.76%	(7.28)%	19.28%
Ratios/supplemental data:
Net assets, end of year (millions)	$12,459	$11,897	$12,548	$12,810	$15,320
Ratio of expenses to average net assets(b)	0.51%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets, before reimbursement by investment manager(b)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	2.69%	2.81%	2.80%	2.03%	1.51%
Portfolio turnover rate	30%	22%	34%	59%	49%
Portfolio turnover rate excluding TBA rolls(c)	30%	22%	34%	41%	31%
Class X(d)
Net asset value, beginning of year	$12.71	$12.66	$11.67	$12.66
Income from investment operations:
Net investment income	0.37	0.36	0.32	0.18
Net realized and unrealized gain (loss)	1.45	0.75	1.27	(0.29)
Total from investment operations	1.82	1.11	1.59	(0.11)
Distributions to shareholders from:
Net investment income	(0.36)	(0.36)	(0.34)	(0.20)
Net realized gain	(0.67)	(0.70)	(0.26)	(0.68)
Total distributions	(1.03)	(1.06)	(0.60)	(0.88)
Net asset value, end of year	$13.50	$12.71	$12.66	$11.67
Total return	14.55%	8.95%	13.88%	(0.78)%
Ratios/supplemental data:
Net assets, end of period (millions)	$2,426	$2,374	$1,571	$700
Ratio of expenses to average net assets(b)	0.41%	0.43%	0.42%	0.41%(e)
Ratio of expenses to average net assets, before reimbursement by investment manager(b)	0.47%	0.47%	0.47%	0.47%(e)
Ratio of net investment income to average net assets	2.78%	2.92%	2.94%	2.42%(e)
Portfolio turnover rate	30%	22%	34%	59%
Portfolio turnover rate excluding TBA rolls(c)	30%	22%	34%	41%
(a)	Per-share amounts have been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on October 24, 2025. See Note 8 for additional information.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	See Note 1 regarding To-Be-Announced securities
(d)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(e)	Annualized
See accompanying Notes to Financial Statements
PAGE 17 ■ Dodge & Cox Balanced Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dodge & Cox Balanced Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
Dodge & Cox Balanced Fund ■ PAGE 18

Special 2025 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
The Fund designates $769,101,936 as long-term capital gain distributions in 2025.
The Fund designates $192,929,261 of its distributions paid to shareholders in 2025 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
The Fund designates 2.19% of its ordinary dividends paid to shareholders in 2025 as Section 199A dividends.
For shareholders that are corporations, the Fund designates 26% of its ordinary dividends paid to shareholders in 2025 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.
For shareholders that are corporations, the Fund designates 55% of its ordinary dividends paid to shareholders in 2025 as Section 163(j) interest dividends.
PAGE 19 ■ Dodge & Cox Balanced Fund

2025
December 31, 2025

Financial Statements and Other Information

Income Fund | Class I (dodix) | Class X (doxix)
ESTABLISHED 1989
12/25 IF AR

Portfolio of Investments  December 31, 2025
Debt Securities: 97.8%
	Par Value	Value
U.S. Treasury: 13.8%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$450,480,729	$351,112,406
2.125%, 2/15/54(a)	121,212,721	108,871,104
2.375%, 2/15/55(a)	192,542,529	182,644,457
U.S. Treasury Note/Bond
3.375%, 9/15/28	116,084,000	115,607,874
3.625%, 10/31/30	375,000,000	373,417,969
3.75%, 12/31/30	1,293,075,000	1,293,731,636
4.00%, 1/31/31	73,780,000	74,630,199
4.625%, 4/30/31	643,545,000	669,864,986
4.25%, 6/30/31	495,035,000	506,250,637
4.125%, 7/31/31	247,515,000	251,537,119
4.00%, 6/30/32	398,565,000	400,853,636
4.00%, 7/31/32	124,550,000	125,201,942
3.875%, 8/15/34	1,386,100,000	1,364,767,062
3.375%, 8/15/42	815,840,000	689,384,800
4.00%, 11/15/42	148,200,000	135,834,562
4.50%, 2/15/44	816,805,000	790,195,029
4.125%, 8/15/44	1,041,830,000	956,163,903
4.625%, 11/15/44	1,634,236,000	1,601,423,613
4.875%, 8/15/45	199,280,000	201,210,525
2.875%, 5/15/52	1,074,945,000	751,117,819
3.00%, 8/15/52	430,333,000	308,209,202
4.00%, 11/15/52	617,515,000	535,477,169
4.125%, 8/15/53	2,102,776,000	1,861,449,609
4.75%, 11/15/53	297,025,000	291,583,410
4.25%, 2/15/54	99,010,000	89,511,228
4.50%, 11/15/54	99,640,000	93,980,759
4.75%, 5/15/55	224,190,000	220,301,705
		14,344,334,360
Government-Related: 3.7%
Agency: 1.9%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	699,755,000	697,886,808
6.625%, 6/15/35	206,711,000	196,152,820
6.50%, 6/2/41	69,713,000	60,367,249
6.375%, 1/23/45	133,536,000	107,550,869
6.75%, 9/21/47	107,440,000	88,337,569
6.35%, 2/12/48	22,170,000	17,401,016
7.69%, 1/23/50	916,810,000	821,641,583
		1,989,337,914
Local Authority: 1.4%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,175,000	48,151,453
7.102%, 1/1/41	145,132,000	169,572,156
State of California GO
7.50%, 4/1/34	112,606,000	131,372,724
7.55%, 4/1/39	46,390,000	56,297,856
7.30%, 10/1/39	223,385,000	259,969,365
7.35%, 11/1/39	17,190,000	20,090,450
7.625%, 3/1/40	49,430,000	59,594,340
State of Illinois GO
5.10%, 6/1/33	719,425,392	737,317,286
		1,482,365,630
Sovereign: 0.4%
Colombia Government International (Colombia)
7.375%, 4/25/30	148,265,000	156,567,840
3.125%, 4/15/31	94,040,000	81,438,640

	Par Value	Value
7.75%, 11/7/36	$128,745,000	$134,171,602
8.375%, 11/7/54	31,275,000	33,167,137
		405,345,219
		3,877,048,763
Securitized: 53.5%
Asset-Backed: 8.2%
Auto Loan: 3.4%
BMW Vehicle Owner Trust
Series 2025-A A3, 4.56%, 9/25/29	139,500,000	140,902,993
Series 2025-A A4, 4.66%, 12/27/32	42,850,000	43,624,557
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	179,645,000	181,955,720
Series 2024-C A3, 4.07%, 7/15/29	8,329,000	8,354,714
Series 2024-D A3, 4.61%, 8/15/29	66,528,000	67,259,748
Series 2025-A A3, 4.45%, 10/15/29	209,832,000	211,914,562
Series 2024-B A4, 4.96%, 5/15/30	15,510,000	15,852,557
Series 2025-C A3, 3.90%, 6/15/30	74,843,000	75,042,060
Series 2024-C A4, 4.11%, 7/15/30	4,694,000	4,720,151
Series 2024-D A4, 4.66%, 9/15/30	15,500,000	15,797,775
Series 2025-B A4, 3.95%, 7/15/31	32,880,000	32,932,582
Series 2025-C A4, 3.98%, 1/15/32	32,000,000	32,032,387
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	58,290,000	58,727,082
Series 2024-4 A4, 4.44%, 4/16/30	8,043,000	8,134,758
Series 2025-2 A3, 4.28%, 4/16/30	31,827,000	32,068,210
Series 2025-3 A3, 4.18%, 8/16/30	38,950,000	39,264,147
Series 2025-4 A3, 3.84%, 2/18/31	31,657,000	31,673,694
Series 2025-2 A4, 4.42%, 5/16/31	6,866,000	6,954,562
Honda Auto Receivables Owner Trust
Series 2024-2 A3, 5.27%, 11/20/28	19,406,635	19,641,348
Series 2024-3 A3, 4.57%, 3/21/29	33,881,000	34,138,485
Series 2024-4 A3, 4.33%, 5/15/29	87,222,000	87,704,591
Series 2025-1 A3, 4.57%, 9/21/29	352,539,000	356,447,424
Series 2025-2 A3, 4.15%, 10/15/29	111,355,000	112,036,114
Series 2025-3 A3, 4.04%, 2/21/30	192,258,000	193,355,774
Series 2024-3 A4, 4.51%, 11/21/30	9,463,000	9,565,127
Series 2024-4 A4, 4.35%, 12/16/30	11,350,000	11,456,374
Series 2025-1 A4, 4.64%, 5/21/31	9,360,000	9,520,571
Series 2025-2 A4, 4.28%, 8/15/31	24,530,000	24,792,594
Series 2025-3 A4, 4.10%, 11/21/31	34,375,000	34,552,200
Hyundai Auto Receivables Trust
Series 2024-C A3, 4.41%, 5/15/29	27,337,000	27,552,492
Series 2025-A A3, 4.32%, 10/15/29	167,650,000	168,891,465
Series 2025-B A3, 4.36%, 12/17/29	82,702,000	83,491,523
Series 2025-B A4, 4.44%, 6/17/30	15,857,000	16,082,293
Series 2025-D A3, 3.99%, 9/16/30	222,270,000	223,123,717
Series 2024-C A4, 4.44%, 1/15/31	12,759,000	12,920,167
Series 2025-A A4, 4.40%, 4/15/31	24,767,000	25,071,106
Series 2025-C A4, 3.89%, 1/15/32	38,860,000	38,833,365
Series 2025-D A4, 4.07%, 3/15/32	33,275,000	33,410,486
Nissan Auto Receivables Owner Trust
Series 2024-B A3, 4.34%, 3/15/29	8,288,000	8,331,434
Series 2024-B A4, 4.35%, 9/15/31	16,509,000	16,653,011
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	139,728,000	141,195,004
Series 2024-D A3, 4.40%, 6/15/29	59,405,000	59,818,138
Series 2025-A A3, 4.64%, 8/15/29	135,249,000	136,696,732
Series 2024-C A4, 4.83%, 11/15/29	50,237,000	51,141,698
Series 2025-B A3, 4.34%, 11/15/29	16,357,000	16,485,347
Series 2025-C A3, 4.11%, 3/15/30	175,311,000	176,526,449
Series 2024-D A4, 4.43%, 4/15/30	12,000,000	12,151,662
Series 2025-A A4, 4.76%, 5/15/30	37,322,000	38,062,103
Series 2025-B A4, 4.49%, 6/17/30	22,366,000	22,694,818
PAGE 1 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
Series 2025-D A3, 3.84%, 6/17/30	$52,810,000	$52,866,544
Series 2025-D A4, 3.94%, 2/17/31	33,997,000	34,002,246
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 A3, 4.63%, 7/20/29	104,325,000	105,617,868
Series 2025-1 A3, 4.50%, 8/20/29	43,880,000	44,335,667
Series 2025-2 A3, 3.92%, 3/20/30	20,603,000	20,653,821
Series 2024-1 A4, 4.67%, 6/20/31	14,000,000	14,266,585
Series 2025-1 A4, 4.61%, 7/21/31	45,720,000	46,433,246
Series 2025-2 A4, 4.05%, 9/20/32	32,180,000	32,236,949
		3,559,968,797
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2006-20A 1, 5.21%, 1/1/26	50,133	50,133
Series 2006-20B 1, 5.35%, 2/1/26	14,865	14,874
Series 2006-20C 1, 5.57%, 3/1/26	70,992	71,011
Series 2006-20G 1, 6.07%, 7/1/26	172,104	172,289
Series 2006-20H 1, 5.70%, 8/1/26	2,049	2,054
Series 2006-20I 1, 5.54%, 9/1/26	3,237	3,251
Series 2006-20J 1, 5.37%, 10/1/26	69,146	69,413
Series 2006-20L 1, 5.12%, 12/1/26	69,937	70,114
Series 2007-20A 1, 5.32%, 1/1/27	208,714	209,568
Series 2007-20C 1, 5.23%, 3/1/27	375,383	376,937
Series 2007-20D 1, 5.32%, 4/1/27	264,843	266,197
Series 2007-20G 1, 5.82%, 7/1/27	314,646	317,712
		1,623,553
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	50,571,296	52,117,387
8.20%, 4/6/28(b)	97,109,475	100,310,631
		152,428,018
Student Loan: 4.7%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.464%, Series 2016-1A A, 5.339%, 7/26/66(b)	9,988,175	10,102,704
+1.314%, Series 2017-1A A, 5.189%, 12/27/66(b)	24,022,760	24,203,074
+1.164%, Series 2017-2A A, 5.039%, 5/25/67(b)	5,078,314	5,070,401
+1.264%, Series 2020-2A A, 5.139%, 11/25/69(b)	3,960,625	3,986,097
+1.15%, Series 2024-1A A, 5.024%, 11/27/73(b)	200,639,949	201,587,792
+0.95%, Series 2025-1A A, 4.824%, 4/25/74(b)	362,647,332	362,211,539
+1.05%, Series 2025-2A A, 4.924%, 11/25/74(b)	352,328,728	352,327,882
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.764%, Series 2015-3 A2, 4.639%, 6/26/56	33,998,832	33,638,271
+1.614%, Series 2016-2A A3, 5.489%, 6/25/65(b)	26,218,675	26,781,388
+1.014%, Series 2019-1A A2, 4.889%, 12/27/67(b)	117,709,171	117,541,588
+0.714%, Series 2014-8 A3, 4.589%, 5/27/49	12,399,208	12,272,714
+1.364%, Series 2016-5A A, 5.239%, 6/25/65(b)	165,983,643	168,922,815

	Par Value	Value
+1.464%, Series 2016-3A A3, 5.339%, 6/25/65(b)	$1,983,474	$2,012,151
+1.264%, Series 2016-7A A, 5.139%, 3/25/66(b)	152,081,572	153,188,863
+1.414%, Series 2016-6A A3, 5.289%, 3/25/66(b)	129,849,044	131,938,523
+0.914%, Series 2017-5A A, 4.789%, 7/26/66(b)	176,207,987	175,168,095
+1.164%, Series 2017-3A A3, 5.039%, 7/26/66(b)	205,321,542	206,334,660
+1.264%, Series 2017-1A A3, 5.139%, 7/26/66(b)	162,006,416	163,115,430
+1.114%, Series 2017-4A A3, 4.989%, 9/27/66(b)	101,363,586	101,655,290
+1.164%, Series 2017-2A A, 5.039%, 12/27/66(b)	115,473,125	116,067,938
+0.834%, Series 2018-1A A3, 4.709%, 3/25/67(b)	84,495,451	83,596,647
+0.914%, Series 2018-3A A3, 4.789%, 3/25/67(b)	94,812,188	94,304,364
+0.794%, Series 2018-4A A2, 4.669%, 6/27/67(b)	102,475,052	101,387,956
+1.114%, Series 2019-2A A2, 4.989%, 2/27/68(b)	101,779,393	102,027,572
+0.944%, Series 2019-3A A, 4.819%, 7/25/68(b)	40,124,584	39,836,702
+0.924%, Series 2019-4A A2, 4.799%, 7/25/68(b)	34,627,317	34,433,169
+1.164%, Series 2020-1A A1B, 5.039%, 6/25/69(b)	32,325,957	32,473,551
+1.014%, Series 2020-2A A1B, 4.889%, 8/26/69(b)	57,879,421	58,356,278
+0.714%, Series 2021-1A A1B, 4.589%, 12/26/69(b)	36,453,252	35,954,695
+0.814%, Series 2016-1A A, 4.689%, 2/25/70(b)	106,243,852	105,187,576
+0.664%, Series 2021-2A A1B, 4.539%, 2/25/70(b)	46,623,495	46,553,625
Nelnet Student Loan Trust
CME Term SOFR 1 Month
+0.994%, Series 2020-5A A, 4.726%, 10/25/68(b)	39,090,927	39,023,902
United States 30 Day Average SOFR
+0.964%, Series 2017-3A A, 4.839%, 2/25/66(b)	66,592,414	66,596,290
+0.864%, Series 2019-1A A2, 4.739%, 4/25/67(b)	13,334,973	13,326,916
+0.95%, Series 2025-1A A2, 5.111%, 11/27/90(b)	357,505,000	357,495,955
SLM Student Loan Trust
United States 90 Day Average SOFR
+0.931%, Series 2003-12 A6, 5.064%, 12/15/68(b)	138,169,982	138,637,881
+0.891%, Series 2004-8A A6, 5.205%, 1/25/40(b)	53,625,558	53,293,283
+0.431%, Series 2005-4 A4, 4.745%, 7/25/40	8,393,665	8,273,937
+0.751%, Series 2007-6 A5, 5.065%, 4/27/43	33,461,508	32,320,474
+0.811%, Series 2004-3A A6A, 5.125%, 10/25/64(b)	28,271,457	28,069,011
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 2

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
+0.811%, Series 2004-3A A6B, 5.125%, 10/25/64(b)	$17,413,306	$17,288,613
United States 30 Day Average SOFR
+1.314%, Series 2011-2 A2, 5.189%, 10/25/34	9,093,864	9,166,110
+0.914%, Series 2012-5 A3, 4.789%, 1/25/75	64,975,295	65,003,949
SMB Private Education Loan Trust (Private Loans)
Series 2017-B A2A, 2.82%, 10/15/35(b)	702,021	700,015
Series 2018-A A2A, 3.50%, 2/15/36(b)	8,579,457	8,545,158
Series 2018-B A2A, 3.60%, 1/15/37(b)	6,939,365	6,901,870
Series 2024-C A1A, 5.50%, 6/17/52(b)	39,077,063	40,093,707
Series 2023-C A1A, 5.67%, 11/15/52(b)	11,550,088	11,858,935
Series 2021-A APT2, 1.07%, 1/15/53(b)	19,037,460	17,434,911
Series 2025-B A1A, 5.02%, 3/17/53(b)	73,851,339	74,395,262
Series 2023-D A1A, 6.15%, 9/15/53(b)	122,454,930	128,853,201
Series 2024-F A1A, 5.06%, 3/16/54(b)	58,570,248	59,277,642
Series 2025-A A1A, 5.13%, 4/15/54(b)	18,378,688	18,644,775
Series 2024-A A1A, 5.24%, 3/15/56(b)	230,723,910	234,648,986
Series 2023-B A1A, 4.99%, 10/16/56(b)	129,077,643	130,066,881
Series 2024-E A1A, 5.09%, 10/16/56(b)	88,579,167	89,954,324
Series 2022-D A1A, 5.37%, 10/15/58(b)	114,170,120	116,655,764
		4,868,767,102
		8,582,787,470
CMBS: 0.2%
Agency CMBS: 0.2%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.335%, 3/25/26(c)	92,410,688	100,829
Series K056 X1, 1.208%, 5/25/26(c)	28,692,254	56,294
Series K062 X1, 0.27%, 12/25/26(c)	277,566,739	711,931
Series K064 X1, 0.585%, 3/25/27(c)	350,401,392	1,899,736
Series K065 X1, 0.649%, 4/25/27(c)	423,889,484	3,071,164
Series K066 X1, 0.726%, 6/25/27(c)	339,755,384	2,643,603
Series K067 X1, 0.561%, 7/25/27(c)	435,931,550	3,013,246
Series K069 X1, 0.34%, 9/25/27(c)	86,513,489	438,052
Series K070 X1, 0.316%, 11/25/27(c)	183,283,791	939,586
Series K071 X1, 0.276%, 11/25/27(c)	236,262,175	1,009,029
Series K089 X1, 0.538%, 1/25/29(c)	493,678,195	7,168,701
Series K091 X1, 0.558%, 3/25/29(c)	246,213,127	4,062,418
Series K092 X1, 0.707%, 4/25/29(c)	464,200,105	9,214,372
Series K093 X1, 0.937%, 5/25/29(c)	209,719,837	5,560,365
Series K094 X1, 0.872%, 6/25/29(c)	307,773,922	8,227,566
Series K095 X1, 0.938%, 6/25/29(c)	211,024,425	5,830,626
Series K096 X1, 1.111%, 7/25/29(c)	510,355,122	16,660,543
Series K097 X1, 1.082%, 7/25/29(c)	232,805,754	7,853,004
Series K098 X1, 1.135%, 8/25/29(c)	452,303,945	15,853,932
Series K099 X1, 0.874%, 9/25/29(c)	488,486,997	13,322,555

	Par Value	Value
Series K101 X1, 0.827%, 10/25/29(c)	$188,814,345	$5,139,262
Series K102 X1, 0.816%, 10/25/29(c)	529,591,523	13,927,886
Series K152 X1, 0.949%, 1/25/31(c)	112,895,907	4,077,191
Series K154 X1, 0.286%, 11/25/32(c)	344,415,816	4,909,992
Series K-1511 X1, 0.773%, 3/25/34(c)	168,251,545	7,541,455
		143,233,338
		143,233,338
Mortgage-Related: 45.1%
CMO & REMIC: 4.9%
Dept. of Veterans Affairs
Series 1997-2 Z, 7.50%, 6/15/27	551,608	559,729
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	21,355	21,648
Trust 1998-58 PC, 6.50%, 10/25/28	148,687	150,968
Trust 2001-69 PQ, 6.00%, 12/25/31	282,818	292,952
Trust 2002-33 A1, 7.00%, 6/25/32	655,689	666,076
Trust 2002-69 Z, 5.50%, 10/25/32	45,110	46,349
Trust 2008-24 GD, 6.50%, 3/25/37	202,055	213,310
Trust 2007-47 PE, 5.00%, 5/25/37	518,068	532,450
Trust 2009-30 AG, 6.50%, 5/25/39	1,757,735	1,880,310
Trust 2009-40 TB, 6.00%, 6/25/39	936,989	990,770
Trust 2001-T3 A1, 7.50%, 11/25/40	29,275	30,443
Trust 2010-123 WT, 7.00%, 11/25/40	6,572,244	6,929,385
Trust 2001-T7 A1, 7.50%, 2/25/41	43,209	45,959
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	16,224	16,493
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	99,294	103,214
Trust 2001-T4 A1, 7.50%, 7/25/41	604,473	634,496
Trust 2011-58 AT, 4.00%, 7/25/41	2,078,734	2,050,043
Trust 2001-T10 A1, 7.00%, 12/25/41	514,406	529,628
Trust 2013-106 MA, 4.00%, 2/25/42	5,233,252	5,223,189
Trust 2012-15 PZ, 4.00%, 3/25/42	2,697,217	2,631,956
Trust 2012-47 VZ, 4.00%, 5/25/42	4,500,373	4,397,897
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	686,124	687,878
Trust 2002-W8 A2, 7.00%, 6/25/42	500,909	526,965
Trust 2002-90 A1, 6.50%, 6/25/42	1,528,371	1,550,655
Trust 2002-T16 A3, 7.50%, 7/25/42	1,389,967	1,507,754
Trust 2003-W2 1A2, 7.00%, 7/25/42	2,832,412	2,977,465
Trust 2003-W4 3A, 4.471%, 10/25/42(c)	687,000	698,916
Trust 2012-121 NB, 7.00%, 11/25/42	227,965	243,293
Trust 2003-W1 2A, 5.063%, 12/25/42(c)	930,278	917,223
Trust 2003-7 A1, 6.50%, 12/25/42	1,342,008	1,368,430
Trust 2012-131 MZ, 3.50%, 12/25/42	12,917,925	12,284,417
Trust 2012-134 ZA, 3.00%, 12/25/42	34,439,542	31,834,814
Trust 2013-19 ZA, 3.50%, 3/25/43	9,809,155	9,295,766
Trust 2013-72 Z, 3.00%, 7/25/43	10,295,427	9,467,605
Trust 2004-T1 1A2, 6.50%, 1/25/44	377,510	389,774
Trust 2004-W2 2A2, 7.00%, 2/25/44	36,835	38,261
Trust 2004-W2 5A, 7.50%, 3/25/44	504,352	524,368
Trust 2004-W8 3A, 7.50%, 6/25/44	399,984	411,404
Trust 2004-W15 1A2, 6.50%, 8/25/44	176,631	184,791
Trust 2014-58 MZ, 4.00%, 9/25/44	27,328,752	26,375,757
Trust 2005-W1 1A3, 7.00%, 10/25/44	1,959,155	2,002,188
PAGE 3 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
Trust 2014-61 ZV, 3.00%, 10/25/44	$37,253,227	$34,205,328
Trust 2014-68 MZ, 3.00%, 11/25/44	47,131,949	43,311,287
Trust 2014-81 ZC, 3.00%, 12/25/44	11,561,968	10,686,496
Trust 2001-79 BA, 7.00%, 3/25/45	103,107	106,773
Trust 2006-W1 1A1, 6.50%, 12/25/45	74,914	77,095
Trust 2006-W1 1A2, 7.00%, 12/25/45	452,226	469,499
Trust 2006-W1 1A3, 7.50%, 12/25/45	6,671	6,901
Trust 2006-W1 1A4, 8.00%, 12/25/45	382,505	396,472
Trust 2007-W10 1A, 5.938%, 8/25/47(c)	1,628,496	1,676,572
Trust 2007-W10 2A, 6.135%, 8/25/47(c)	478,613	495,591
Trust 2018-28 PT, 3.50%, 5/25/48	3,996,329	3,749,527
Trust 2018-55 MY, 3.50%, 8/25/48	4,042,080	3,658,144
United States 30 Day Average SOFR
+0.7%, Trust 2025-107 FA, 4.574%, 8/25/52	15,313,120	15,266,880
+0.7%, Trust 2025-107 FB, 4.574%, 9/25/52	60,915,020	60,729,903
+0.7%, Trust 2025-95 FC, 4.574%, 9/25/52	83,943,796	83,385,494
+0.7%, Trust 2025-95 FH, 4.574%, 9/25/52	163,069,726	161,985,166
+1%, Trust 2024-105 FC, 4.874%, 1/25/55	193,325,414	193,973,132
+1%, Trust 2025-70 AF, 4.874%, 9/25/55	163,051,770	163,712,406
+0.9%, Trust 2025-89 FB, 4.774%, 10/25/55	31,000,782	31,122,383
+0.9%, Trust 2025-85 FH, 4.774%, 10/25/55	49,100,648	49,297,827
+0.9%, Trust 2025-89 FP, 4.774%, 10/25/55	77,722,405	78,066,646
+1%, Trust 2025-81 FE, 4.874%, 10/25/55	40,947,271	41,116,534
+0.664%, Trust 2013-98 FA, 4.539%, 9/25/43	7,528,893	7,470,391
+0.514%, Trust 2004-W14 1AF, 4.389%, 7/25/44	554,040	537,308
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	23,667	24,870
Series 3312 AB, 6.50%, 6/15/32	523,020	548,087
Series T-41 2A, 4.596%, 7/25/32(c)	81,234	76,729
Series 2587 ZU, 5.50%, 3/15/33	789,806	815,401
Series 2610 UA, 4.00%, 5/15/33	369,090	361,960
Series T-48 1A, 4.316%, 7/25/33(c)	1,050,146	1,019,580
Series 2708 ZD, 5.50%, 11/15/33	2,927,154	3,057,964
Series 3204 ZM, 5.00%, 8/15/34	1,448,265	1,488,684
Series 3330 GZ, 5.50%, 6/15/37	252,570	263,047
Series 3427 Z, 5.00%, 3/15/38	701,062	723,052
Series 4197 LZ, 4.00%, 4/15/43	9,604,230	9,407,540
Series 4215 LZ, 3.50%, 6/15/43	26,661,427	25,317,489
Series T-51 1A, 6.50%, 9/25/43(c)	33,801	35,087
Series T-59 1A1, 6.50%, 10/25/43	2,249,413	2,319,922
Series 4283 DW, 4.50%, 12/15/43(c)	15,749,562	15,756,671
Series 4283 EW, 4.50%, 12/15/43(c)	9,667,049	9,733,616
Series 4281 BC, 4.50%, 12/15/43(c)	26,544,923	26,771,261
Series 4291 KZ, 3.00%, 1/15/44	12,063,816	11,147,865
Series 4319 MA, 4.50%, 3/15/44(c)	5,352,134	5,397,750

	Par Value	Value
Series 4358 Z, 3.00%, 6/15/44	$18,125,837	$16,753,177
Series 4375 MZ, 3.50%, 8/15/44	17,109,731	16,224,190
Series 4385 EZ, 3.00%, 9/15/44	38,442,190	34,163,286
Series 4422 GZ, 3.00%, 12/15/44	10,614,100	9,776,433
Series 4438 ZP, 3.50%, 2/15/45	5,852,730	5,437,626
Series 4434 LZ, 3.00%, 2/15/45	37,628,454	33,628,139
Series 4616 ZD, 2.50%, 9/15/46	21,200,784	18,580,855
Series 4640 DZ, 3.00%, 12/15/46	26,394,485	23,960,402
Series 4653 PZ, 3.50%, 2/15/47	19,087,306	17,527,704
Series 4680 GZ, 3.50%, 3/15/47	14,471,260	13,441,491
Series 4700 KZ, 3.50%, 7/15/47	2,674,025	2,473,417
Series 4722 CZ, 3.50%, 9/15/47	10,133,360	9,469,673
Series 4818 ZB, 4.00%, 8/15/48	9,862,631	9,342,754
Series 5020 GT, 3.50%, 10/25/50	11,741,263	10,342,504
United States 30 Day Average SOFR
+0.9%, Series 5587 FP, 4.774%, 10/25/55	122,071,286	122,579,517
+0.85%, Series 5598 FC, 4.724%, 11/25/55	101,688,680	100,575,250
+0.95%, Series 5595 PF, 4.824%, 11/25/55	35,208,186	35,399,345
+0.95%, Series 5593 GF, 4.824%, 11/25/55	15,234,225	15,294,282
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	7,912,692	7,812,604
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	5,699,690	5,742,450
Series 2014-184 GZ, 3.50%, 12/20/44	5,082,277	4,804,402
Series 2015-24 Z, 3.50%, 2/20/45	14,032,058	13,270,689
Series 2015-69 DZ, 3.50%, 5/20/45	3,360,039	3,188,503
Series 2015-69 KZ, 3.50%, 5/20/45	10,967,615	10,407,697
CME Term SOFR 1 Month
+0.714%, Series 2018-H20 FA, 4.714%, 12/20/68	23,603,155	23,550,768
+1.364%, Series 2020-H21 FL, 5.364%, 12/20/70	16,100,948	16,418,486
+0.764%, Series 2014-H21 FA, 4.764%, 10/20/64	1,378,397	1,380,463
+0.744%, Series 2015-H10 FB, 4.744%, 4/20/65	2,473,868	2,476,834
+0.714%, Series 2015-H18 FB, 4.714%, 7/20/65	1,062,491	1,063,347
+0.714%, Series 2015-H19 FK, 4.714%, 8/20/65	1,236,066	1,236,807
+0.734%, Series 2015-H23 FA, 4.734%, 9/20/65	391,331	391,799
+0.864%, Series 2016-H02 FB, 4.864%, 11/20/65	4,362,115	4,372,819
+1.014%, Series 2016-H09 FM, 5.014%, 3/20/66	2,766,461	2,780,772
+1.014%, Series 2016-H09 FH, 5.014%, 4/20/66	4,006,186	4,025,691
+0.894%, Series 2016-H19 FA, 4.894%, 9/20/66	1,356,886	1,361,102
+0.864%, Series 2016-H23 F, 4.864%, 10/20/66	8,066,659	8,090,640
+0.914%, Series 2016-H24 FB, 4.914%, 11/20/66	4,542,268	4,558,805
+0.924%, Series 2017-H02 GF, 4.924%, 12/20/66	1,994,403	2,002,436
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 4

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
+0.684%, Series 2017-H17 FB, 4.684%, 9/20/67	$9,269,793	$9,280,605
+0.614%, Series 2018-H20 FB, 4.614%, 6/20/68	11,029,325	11,020,399
+0.614%, Series 2018-H20 FE, 4.614%, 11/20/68	10,798,247	10,791,596
+0.714%, Series 2019-H15 F, 4.714%, 9/20/69	18,400,877	18,349,693
+0.714%, Series 2019-H18 LF, 4.714%, 11/20/69	17,151,660	17,134,695
+0.764%, Series 2019-H18 F, 4.764%, 11/20/69	20,246,698	20,258,216
+0.764%, Series 2019-H17 FB, 4.764%, 11/20/69	62,385,708	62,312,448
+0.764%, Series 2019-H20 AF, 4.764%, 11/20/69	12,363,216	12,343,936
+0.664%, Series 2020-H06 FA, 4.664%, 3/20/70	59,418,594	59,139,933
+0.964%, Series 2021-H16 HF, 4.964%, 9/20/71	5,999,386	6,037,593
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.468%, 2/20/67	12,111,180	12,096,860
+0.5%, Series 2022-H04 GF, 4.418%, 2/20/67	14,817,953	14,786,709
+0.5%, Series 2022-H07 FB, 4.418%, 1/20/68	62,084,301	61,977,156
+0.3%, Series 2022-H06 FA, 4.218%, 2/20/68	79,599,791	79,267,549
+0.5%, Series 2022-H07 AF, 4.418%, 2/20/68	22,275,049	22,225,064
+0.5%, Series 2022-H07 BF, 4.418%, 2/20/68	83,497,341	83,291,470
+0.5%, Series 2022-H07 FH, 4.418%, 6/20/68	5,090,811	5,065,746
+0.41%, Series 2022-H06 FC, 4.328%, 8/20/68	44,140,684	43,831,231
+1.3%, Series 2023-H08 EF, 5.218%, 7/20/71	62,942,357	63,858,792
+1.02%, Series 2023-H08 FE, 4.938%, 8/20/71	39,985,486	40,334,584
+1%, Series 2022-H20 FB, 4.918%, 8/20/71	36,564,365	36,836,777
+1.45%, Series 2021-H12 EF, 5.368%, 8/20/71	37,988,292	38,901,633
+0.7%, Series 2021-H17 FA, 4.618%, 11/20/71	29,960,928	29,905,923
+0.82%, Series 2021-H19 FM, 4.738%, 12/20/71	35,172,917	35,241,799
+0.8%, Series 2022-H08 FL, 4.899%, 12/20/71	88,718,121	88,832,630
+0.8%, Series 2022-H02 FC, 4.718%, 1/20/72	109,053,588	109,393,737
+0.35%, Series 2022-H01 FA, 4.268%, 1/20/72	47,965,027	47,283,497
+0.82%, Series 2022-H04 HF, 4.738%, 2/20/72	160,128,178	160,431,685
+0.75%, Series 2022-H07 F, 4.668%, 2/20/72	20,668,419	20,692,093
+0.75%, Series 2022-H08 FE, 4.849%, 3/20/72	50,629,632	50,587,513
+0.74%, Series 2022-H09 FC, 4.658%, 4/20/72	64,504,098	64,445,799

	Par Value	Value
+1%, Series 2022-H11 FG, 4.918%, 4/20/72	$17,050,384	$17,199,571
+0.95%, Series 2022-H10 FA, 4.868%, 5/20/72	101,437,062	102,146,482
+0.95%, Series 2022-H11 AF, 4.868%, 5/20/72	18,743,181	18,872,242
+0.9%, Series 2022-H11 F, 4.818%, 5/20/72	176,064,793	176,948,972
+0.97%, Series 2022-H11 EF, 4.888%, 5/20/72	41,200,881	41,497,589
+0.95%, Series 2022-H12 FA, 4.868%, 6/20/72	242,280,358	243,981,505
+1.1%, Series 2022-H23 FA, 5.018%, 10/20/72	222,261,450	225,789,828
+1.63%, Series 2023-H08 FG, 5.548%, 2/20/73	27,739,383	28,455,551
+1.42%, Series 2023-H13 FJ, 5.338%, 2/20/73	55,761,454	57,029,101
+1.1%, Series 2023-H08 FD, 5.018%, 3/20/73	137,572,783	139,190,433
+1.35%, Series 2023-H23 FH, 5.268%, 9/20/73	73,798,032	75,288,288
+2.1%, Series 2023-H23 DF, 6.018%, 9/20/73	66,528,643	68,889,086
CME Term SOFR 12 Month
+1.015%, Series 2016-H21 CF, 5.077%, 9/20/66	3,167,784	3,193,861
+0.995%, Series 2016-H27 BF, 4.607%, 12/20/66	5,895,584	5,928,365
+1.015%, Series 2017-H02 BF, 5.249%, 1/20/67	18,616,971	18,703,736
+1.025%, Series 2017-H02 FP, 5.259%, 1/20/67	7,288,875	7,325,776
+1.015%, Series 2017-H03 F, 5.249%, 1/20/67	18,869,768	18,959,999
+0.965%, Series 2017-H08 FG, 5.124%, 2/20/67	6,268,387	6,300,230
+0.915%, Series 2017-H07 FQ, 5.074%, 3/20/67	720,063	722,681
+1.015%, Series 2017-H10 FA, 5.142%, 4/20/67	5,991,111	6,027,169
+0.915%, Series 2017-H12 FQ, 4.875%, 5/20/67	10,114,806	10,160,254
+1.015%, Series 2017-H11 FB, 4.975%, 5/20/67	3,929,156	3,953,843
+0.915%, Series 2017-H13 FQ, 4.677%, 6/20/67	27,223,090	27,337,854
+1.015%, Series 2017-H14 FA, 4.777%, 6/20/67	4,744,086	4,767,014
+0.915%, Series 2017-H16 BF, 4.782%, 8/20/67	5,306,899	5,332,771
+0.985%, Series 2017-H17 FQ, 5.047%, 9/20/67	19,215,496	19,350,844
+0.965%, Series 2017-H18 GF, 5.027%, 9/20/67	5,009,440	5,044,663
+0.965%, Series 2017-H20 FB, 4.732%, 10/20/67	13,381,278	13,455,006
+0.945%, Series 2017-H20 BF, 4.712%, 10/20/67	45,883,404	46,130,174
+0.945%, Series 2017-H20 FG, 4.712%, 10/20/67	24,415,966	24,548,452
+0.935%, Series 2017-H21 FA, 4.702%, 10/20/67	6,833,104	6,868,459
PAGE 5 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
+0.915%, Series 2017-H22 FK, 4.494%, 11/20/67	$4,490,024	$4,507,763
+0.935%, Series 2017-H22 FH, 4.514%, 11/20/67	6,207,796	6,233,088
+0.935%, Series 2017-H22 FA, 4.514%, 11/20/67	49,366,814	49,573,775
+0.775%, Series 2018-H02 GF, 4.938%, 12/20/67	19,810,539	19,844,532
+0.895%, Series 2017-H25 CF, 4.507%, 12/20/67	12,995,453	13,049,464
+0.875%, Series 2017-H25 FE, 4.487%, 12/20/67	12,563,273	12,618,930
+0.865%, Series 2018-H01 FL, 5.099%, 12/20/67	13,318,970	13,355,118
+0.865%, Series 2018-H01 FE, 5.099%, 1/20/68	6,349,241	6,366,803
+0.795%, Series 2018-H02 FA, 4.958%, 1/20/68	10,809,638	10,833,126
+0.775%, Series 2018-H02 HF, 4.938%, 1/20/68	37,517,863	37,599,776
+0.815%, Series 2018-H03 FD, 4.978%, 2/20/68	32,791,565	32,786,312
+0.865%, Series 2018-H02 PF, 5.028%, 2/20/68	12,719,435	12,760,920
+0.815%, Series 2018-H02 FM, 4.978%, 2/20/68	20,153,990	20,187,397
+0.755%, Series 2018-H05 BF, 4.914%, 2/20/68	17,608,226	17,646,175
+0.785%, Series 2018-H05 FE, 4.944%, 2/20/68	18,552,158	18,600,128
+0.765%, Series 2018-H11 FA, 4.831%, 2/20/68	6,494,228	6,517,960
+0.765%, Series 2018-H04 FC, 4.924%, 2/20/68	1,279,431	1,282,473
+0.775%, Series 2018-H05 CF, 4.934%, 3/20/68	6,516,863	6,511,603
+0.765%, Series 2018-H06 AF, 4.892%, 3/20/68	14,350,367	14,388,225
+0.745%, Series 2018-H06 MF, 4.872%, 3/20/68	5,655,460	5,669,462
+0.755%, Series 2018-H04 FJ, 4.914%, 3/20/68	24,843,613	24,892,428
+0.755%, Series 2018-H04 FK, 4.914%, 3/20/68	14,080,901	14,064,185
+0.735%, Series 2018-H06 BF, 4.862%, 4/20/68	11,075,106	11,047,001
+0.765%, Series 2018-H06 EF, 4.892%, 4/20/68	17,132,356	17,112,741
+0.765%, Series 2018-H06 JF, 4.892%, 4/20/68	18,159,697	18,135,292
+0.755%, Series 2018-H07 FA, 4.715%, 5/20/68	17,872,665	17,841,261
+0.865%, Series 2018-H09 FC, 4.627%, 6/20/68	15,779,284	15,793,628
+0.965%, Series 2018-H10 FV, 5.031%, 7/20/68	17,608,820	17,709,241
+0.835%, Series 2018-H15 FK, 4.897%, 8/20/68	9,737,286	9,788,951
+0.815%, Series 2018-H17 DF, 4.482%, 10/20/68	26,570,788	26,650,429
+0.935%, Series 2018-H19 FG, 4.514%, 11/20/68	14,329,351	14,360,294
+1.015%, Series 2018-H19 FE, 4.594%, 11/20/68	9,886,698	9,940,831

	Par Value	Value
+1.115%, Series 2019-H04 FE, 5.274%, 2/20/69	$8,726,569	$8,790,809
+1.115%, Series 2019-H16 FC, 4.882%, 10/20/69	5,217,553	5,250,765
+1.115%, Series 2019-H18 EF, 4.694%, 10/20/69	8,729,726	8,783,574
+1.215%, Series 2019-H17 FA, 4.794%, 11/20/69	28,057,007	28,385,047
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,199,649	1,206,398
		5,170,355,543
Federal Agency Mortgage Pass-Through: 40.2%
Fannie Mae, 15 Year
3.50%, 9/1/28 - 12/1/29	7,783,025	7,732,301
4.50%, 3/1/29	54,303	54,354
4.00%, 11/1/33	76,346,210	75,639,650
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	52,924,061	53,218,282
4.00%, 9/1/30 - 3/1/37	345,658,709	342,576,976
3.50%, 11/1/35 - 4/1/37	58,451,513	57,208,634
2.50%, 9/1/41 - 6/1/42	157,912,685	141,454,784
2.00%, 11/1/41	69,060,778	60,111,622
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	20,991,137	21,848,301
7.00%, 4/1/32 - 2/1/39	2,038,683	2,177,512
6.50%, 12/1/32 - 8/1/39	9,474,531	10,041,122
5.50%, 2/1/33 - 11/1/39	31,601,779	32,608,399
4.50%, 11/1/35 - 12/1/55	3,112,990,705	3,055,670,597
5.00%, 7/1/37 - 3/1/49	24,175,990	24,536,993
4.00%, 10/1/40 - 7/1/53	1,600,218,049	1,526,248,615
3.50%, 2/1/48 - 12/1/53	3,061,626,488	2,844,537,110
3.00%, 3/1/50 - 5/1/52	290,714,714	260,418,590
2.50%, 6/1/50 - 4/1/52	2,926,242,690	2,519,808,221
2.00%, 6/1/50 - 1/1/52	2,091,622,696	1,723,912,828
3.50%, 1/1/51	564,407,622	526,184,154
3.50%, 5/1/52	3,104,143,061	2,876,817,694
3.50%, 6/1/52	800,260,282	741,654,908
3.50%, 7/1/52	983,016,376	911,027,246
4.00%, 9/1/52	704,798,771	671,481,439
3.50%, 9/1/52	389,506,790	360,982,082
4.50%, 9/1/52	407,411,377	399,349,965
4.00%, 10/1/52	560,395,814	533,991,728
4.50%, 2/1/54	1,179,513,395	1,153,599,510
4.50%, 12/1/54	805,099,269	786,169,405
4.50%, 9/1/55	373,671,048	364,884,745
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	48,541,499	47,250,978
4.00%, 6/1/56	22,258,995	20,831,222
2.50%, 3/1/62	120,408,813	99,144,997
Fannie Mae, Hybrid ARM
6.238%, 10/1/33 - 7/1/47(c)	3,807,129	3,955,517
6.449%, 7/1/34 - 10/1/38(c)	382,727	392,428
5.892%, 8/1/34(c)	324,730	329,976
6.124%, 9/1/34(c)	216,033	221,784
5.89%, 10/1/34(c)	228,746	237,359
6.446%, 1/1/35 - 11/1/36(c)	528,581	545,311
6.051%, 1/1/35(c)	249,687	254,119
6.235%, 4/1/35 - 7/1/47(c)	794,451	820,754
6.586%, 6/1/35(c)	116,416	120,020
6.425%, 7/1/35(c)	234,974	241,967
6.094%, 7/1/35(c)	123,914	126,547
6.136%, 7/1/35(c)	48,009	49,156
6.358%, 7/1/35(c)	54,701	55,872
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 6

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
6.509%, 8/1/35(c)	$236,584	$244,278
6.125%, 8/1/35(c)	396,693	406,553
6.042%, 8/1/35(c)	200,574	204,483
6.517%, 9/1/35(c)	65,623	67,593
6.278%, 10/1/35(c)	307,962	316,931
6.498%, 10/1/35(c)	153,033	158,056
6.189%, 11/1/35(c)	255,186	264,529
6.395%, 1/1/36(c)	534,165	552,235
6.324%, 1/1/36(c)	308,306	317,014
6.459%, 1/1/36(c)	1,435,854	1,491,170
6.25%, 12/1/36(c)	185,081	189,896
6.50%, 12/1/36(c)	111,220	115,598
6.551%, 1/1/37(c)	405,606	418,005
6.915%, 2/1/37(c)	354,810	367,838
6.975%, 4/1/37(c)	132,486	135,368
6.447%, 8/1/37(c)	17,948	18,579
6.10%, 11/1/37 - 11/1/44(c)	904,049	940,915
6.788%, 5/1/38(c)	367,181	380,413
6.497%, 5/1/38(c)	17,716,668	18,445,890
6.636%, 9/1/38(c)	26,896	27,756
6.283%, 10/1/38(c)	648,554	671,703
6.521%, 10/1/38 - 4/1/44(c)	816,128	848,993
6.314%, 6/1/39 - 10/1/44(c)	1,165,946	1,212,762
6.246%, 12/1/39 - 2/1/45(c)	1,328,312	1,378,814
6.713%, 4/1/42(c)	1,105,704	1,155,469
6.42%, 9/1/42 - 12/1/44(c)	508,392	526,723
6.151%, 11/1/42(c)	623,768	649,494
5.989%, 12/1/42(c)	1,123,947	1,169,317
6.389%, 2/1/43(c)	611,588	635,895
6.60%, 2/1/43(c)	292,314	304,077
6.31%, 5/1/43 - 9/1/43(c)	1,033,903	1,075,232
6.22%, 6/1/43 - 9/1/43(c)	353,699	364,400
6.36%, 10/1/43 - 8/1/47(c)	4,426,398	4,617,221
6.211%, 11/1/43(c)	1,535,826	1,594,993
6.09%, 11/1/43(c)	1,614,549	1,680,808
5.988%, 12/1/43(c)	402,889	418,061
6.439%, 2/1/44(c)	867,921	905,301
6.562%, 2/1/44(c)	693,791	722,756
6.526%, 4/1/44(c)	393,306	406,884
6.59%, 4/1/44(c)	919,015	956,051
6.495%, 4/1/44(c)	1,920,350	1,996,657
6.458%, 4/1/44(c)	2,719,272	2,846,787
6.542%, 5/1/44(c)	825,959	858,577
6.397%, 5/1/44(c)	3,010,158	3,124,048
6.223%, 7/1/44 - 8/1/44(c)	1,248,384	1,295,588
6.303%, 7/1/44(c)	1,027,408	1,069,195
6.215%, 7/1/44(c)	1,192,444	1,240,155
6.233%, 7/1/44(c)	1,016,655	1,057,200
6.34%, 7/1/44 - 8/1/47(c)	1,194,884	1,240,687
6.305%, 8/1/44(c)	2,273,520	2,365,478
6.298%, 8/1/44 - 10/1/44(c)	3,362,361	3,499,628
6.33%, 8/1/44 - 11/1/44(c)	2,523,016	2,625,372
6.341%, 9/1/44(c)	2,337,097	2,437,330
6.07%, 10/1/44 - 11/1/47(c)	1,385,039	1,437,541
6.16%, 10/1/44(c)	1,000,673	1,040,810
6.306%, 10/1/44(c)	1,091,714	1,135,655
6.199%, 10/1/44(c)	2,578,963	2,684,216
6.08%, 10/1/44(c)	176,456	182,033
6.269%, 10/1/44(c)	840,846	875,359
6.35%, 10/1/44(c)	950,383	991,535
6.339%, 10/1/44(c)	888,910	928,205
6.287%, 10/1/44(c)	1,804,141	1,879,861
6.175%, 11/1/44(c)	984,324	1,024,298
6.062%, 11/1/44(c)	1,865,112	1,939,017

	Par Value	Value
6.059%, 11/1/44(c)	$2,802,239	$2,912,984
5.965%, 11/1/44 - 12/1/44(c)	323,627	335,206
5.996%, 12/1/44(c)	2,088,004	2,169,175
6.455%, 12/1/44(c)	162,370	168,550
6.184%, 12/1/44(c)	985,349	1,024,039
6.465%, 12/1/44 - 3/1/45(c)	1,112,808	1,152,198
6.403%, 1/1/45(c)	1,085,364	1,126,981
6.204%, 3/1/45(c)	14,008,432	14,570,147
6.431%, 4/1/45(c)	4,116,586	4,275,497
6.572%, 4/1/45(c)	477,268	496,212
6.304%, 8/1/45(c)	559,265	581,209
6.299%, 8/1/45(c)	774,958	809,626
6.239%, 10/1/45(c)	1,913,584	1,990,095
6.292%, 11/1/45(c)	1,672,447	1,740,174
6.373%, 4/1/46(c)	3,871,650	4,023,358
6.603%, 4/1/46(c)	1,139,128	1,183,174
6.58%, 4/1/46(c)	114,406	117,970
6.61%, 4/1/46 - 1/1/48(c)	1,006,566	1,044,000
6.468%, 5/1/46(c)	525,174	545,826
6.471%, 6/1/46(c)	227,955	236,811
6.523%, 7/1/46(c)	84,322	86,918
6.135%, 12/1/46(c)	968,526	1,003,699
6.30%, 6/1/47(c)	1,038,729	1,078,734
6.276%, 6/1/47(c)	1,045,821	1,087,800
6.357%, 8/1/47(c)	1,538,114	1,601,437
6.351%, 10/1/47(c)	785,209	816,544
6.033%, 11/1/47(c)	347,324	360,953
3.867%, 3/1/48(c)	1,564,399	1,591,067
6.579%, 4/1/48(c)	911,272	946,379
6.528%, 5/1/48(c)	7,366,806	7,655,093
6.37%, 8/1/48(c)	533,257	554,813
6.404%, 10/1/48(c)	1,181,564	1,228,440
6.423%, 11/1/48(c)	1,011,712	1,051,384
6.219%, 4/1/49(c)	633,351	658,126
4.648%, 8/1/49(c)	4,359,052	4,515,914
3.631%, 8/1/49(c)	9,219,752	9,084,134
5.093%, 8/1/49(c)	1,801,250	1,868,434
3.346%, 9/1/49(c)	6,724,189	6,566,920
5.179%, 9/1/49(c)	9,525,981	9,783,861
3.326%, 10/1/49(c)	1,291,777	1,324,707
2.659%, 1/1/50(c)	1,922,276	1,940,906
2.168%, 12/1/50(c)	20,023,116	18,729,438
2.034%, 5/1/52(c)	128,714,883	118,372,374
4.672%, 4/1/53(c)	32,521,859	32,781,736
4.512%, 7/1/53(c)	31,631,792	31,579,038
4.258%, 7/1/53(c)	4,502,808	4,454,570
5.094%, 6/1/55(c)	23,611,445	23,863,993
Freddie Mac, Hybrid ARM
6.522%, 9/1/33(c)	750,723	772,720
6.50%, 2/1/34 - 2/1/35(c)	875,967	904,748
6.544%, 8/1/34(c)	145,823	151,377
5.962%, 11/1/34(c)	327,087	337,093
6.51%, 1/1/35(c)	44,483	45,450
6.616%, 3/1/35(c)	179,195	186,052
6.375%, 4/1/35(c)	61,086	62,622
6.408%, 8/1/35(c)	175,704	181,185
6.62%, 8/1/35(c)	448,905	463,765
6.582%, 9/1/35(c)	315,379	325,841
6.299%, 10/1/35(c)	260,285	266,963
6.306%, 1/1/36(c)	495,171	517,097
5.58%, 1/1/36(c)	450,641	458,106
6.144%, 1/1/36(c)	247,920	256,981
6.791%, 4/1/36(c)	442,717	460,093
6.187%, 8/1/36(c)	441,818	452,652
PAGE 7 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
6.158%, 12/1/36(c)	$258,022	$265,955
6.648%, 1/1/37(c)	230,743	236,895
6.476%, 3/1/37(c)	488,432	502,672
6.57%, 4/1/37(c)	303,637	311,915
6.48%, 4/1/37(c)	308,742	319,766
6.625%, 5/1/37(c)	116,299	120,045
6.35%, 7/1/37(c)	830,183	861,590
7.085%, 1/1/38(c)	33,633	34,730
5.993%, 2/1/38 - 11/1/44(c)	1,471,372	1,523,689
6.698%, 4/1/38(c)	42,065	43,321
6.685%, 4/1/38(c)	555,812	577,242
6.934%, 5/1/38(c)	107,751	111,436
6.268%, 6/1/38(c)	262,531	270,004
6.25%, 10/1/38(c)	52,583	53,746
6.567%, 10/1/38(c)	320,801	330,812
6.578%, 11/1/39(c)	139,068	142,714
6.626%, 7/1/43(c)	125,083	129,801
6.426%, 8/1/43(c)	2,310,096	2,414,036
6.39%, 10/1/43 - 10/1/47(c)	355,753	369,350
6.367%, 1/1/44 - 9/1/46(c)	3,633,746	3,779,032
6.61%, 1/1/44(c)	532,011	550,739
6.495%, 2/1/44 - 5/1/44(c)	13,363,987	13,888,877
6.633%, 4/1/44(c)	661,042	688,195
6.627%, 4/1/44(c)	537,847	556,714
6.41%, 6/1/44(c)	1,175,913	1,222,208
6.37%, 6/1/44 - 9/1/44(c)	2,076,630	2,156,557
6.272%, 7/1/44(c)	783,147	812,091
6.255%, 7/1/44 - 6/1/45(c)	544,094	563,087
6.245%, 8/1/44 - 11/1/44(c)	2,054,401	2,134,396
6.518%, 8/1/44(c)	1,357,306	1,412,436
6.36%, 8/1/44(c)	814,126	848,743
6.308%, 9/1/44 - 11/1/44(c)	1,097,045	1,137,588
6.333%, 10/1/44(c)	1,694,537	1,762,571
6.312%, 10/1/44(c)	392,126	410,275
6.357%, 10/1/44(c)	1,672,878	1,737,715
6.196%, 10/1/44(c)	2,160,729	2,247,273
6.163%, 10/1/44(c)	1,612,657	1,675,869
6.111%, 11/1/44(c)	994,228	1,032,627
6.044%, 11/1/44(c)	950,318	988,263
6.323%, 11/1/44(c)	1,676,692	1,744,929
6.129%, 11/1/44(c)	650,790	677,129
6.059%, 11/1/44(c)	2,780,035	2,886,150
6.112%, 11/1/44(c)	723,299	752,296
6.261%, 11/1/44(c)	2,658,799	2,764,659
6.039%, 11/1/44(c)	987,157	1,024,982
6.139%, 12/1/44(c)	1,558,479	1,618,110
6.242%, 12/1/44(c)	1,668,195	1,731,101
6.005%, 12/1/44(c)	173,347	179,108
6.154%, 12/1/44(c)	1,489,355	1,543,706
5.995%, 12/1/44(c)	311,144	320,889
6.433%, 1/1/45(c)	1,388,395	1,437,018
6.427%, 1/1/45(c)	433,444	449,380
6.316%, 1/1/45(c)	1,107,076	1,148,039
6.60%, 1/1/45 - 5/1/45(c)	3,280,970	3,407,159
6.319%, 1/1/45(c)	1,470,795	1,529,232
6.583%, 2/1/45(c)	883,386	919,699
6.396%, 4/1/45(c)	646,108	673,232
6.273%, 8/1/45(c)	2,963,170	3,078,620
6.231%, 8/1/45(c)	44,957	46,313
6.38%, 8/1/45 - 8/1/47(c)	1,143,134	1,186,800
6.356%, 9/1/45(c)	775,295	804,256
6.43%, 5/1/46(c)	1,198,784	1,244,259
6.368%, 5/1/46(c)	11,774,661	12,227,765
6.508%, 7/1/46(c)	1,168,629	1,212,767

	Par Value	Value
6.285%, 6/1/47(c)	$391,454	$403,884
3.28%, 1/1/49(c)	47,212,167	46,485,819
4.622%, 2/1/49(c)	1,929,337	2,012,255
2.284%, 9/1/50(c)	21,495,853	20,264,682
2.182%, 11/1/50(c)	54,617,602	50,906,861
2.363%, 12/1/50(c)	59,496,873	56,081,136
1.852%, 8/1/51(c)	168,275,669	160,825,959
1.966%, 4/1/52(c)	86,376,863	78,516,731
2.302%, 5/1/52(c)	30,619,841	28,119,525
2.023%, 5/1/52(c)	83,226,880	76,115,997
3.339%, 6/1/52(c)	10,959,381	10,501,949
3.901%, 7/1/52(c)	6,817,867	6,738,206
4.063%, 9/1/52(c)	26,729,386	26,278,640
4.171%, 9/1/52(c)	37,731,495	37,549,070
4.107%, 10/1/52(c)	48,590,713	47,839,559
4.135%, 1/1/53(c)	162,042,631	160,942,314
4.524%, 4/1/53(c)	42,679,853	42,504,976
4.511%, 6/1/53(c)	28,353,251	28,215,174
4.573%, 8/1/53(c)	22,193,534	22,122,390
4.75%, 8/1/53(c)	31,993,190	32,011,405
3.945%, 6/1/55(c)	44,370,322	43,476,342
Freddie Mac Gold, 15 Year
4.50%, 6/1/26	3,672	3,677
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	43,950	45,640
4.50%, 5/1/30 - 1/1/34	15,329,591	15,457,329
4.00%, 9/1/31 - 10/1/35	93,573,569	92,875,688
3.50%, 7/1/35 - 1/1/36	35,232,311	34,389,395
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	480,082	504,645
6.50%, 12/1/32 - 10/1/38	2,607,475	2,745,086
6.00%, 12/1/33 - 2/1/39	3,992,717	4,207,335
5.50%, 3/1/34 - 12/1/38	11,919,033	12,400,629
4.50%, 3/1/39 - 10/1/47	276,011,327	276,212,629
4.00%, 11/1/45 - 11/1/47	65,856,513	63,733,274
3.50%, 2/1/48	28,837,845	26,845,879
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	96,109,087	86,311,573
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	2,752	2,958
4.50%, 7/1/42 - 11/1/55	2,043,207,530	1,998,621,980
2.50%, 5/1/50 - 5/1/52	1,964,625,091	1,689,708,266
2.00%, 6/1/50 - 12/1/50	1,459,387,879	1,205,037,347
3.00%, 6/1/50 - 5/1/52	329,171,249	294,064,902
2.00%, 12/1/50	480,001,952	396,281,974
2.00%, 12/1/50	558,905,228	462,279,501
3.50%, 2/1/52 - 8/1/53	2,011,743,682	1,868,772,432
3.50%, 5/1/52	1,627,695,987	1,508,495,105
3.50%, 6/1/52	650,834,009	603,171,554
4.00%, 6/1/52 - 4/1/53	1,426,088,391	1,360,242,525
3.50%, 7/1/52	782,707,829	725,387,872
3.50%, 9/1/52	557,823,510	516,972,482
4.00%, 9/1/52	895,555,346	854,676,415
4.50%, 9/1/52	403,310,994	395,580,324
4.00%, 10/1/52	1,291,509,621	1,231,972,190
4.50%, 11/1/52	506,776,794	496,644,907
4.50%, 1/1/54	912,519,459	893,185,736
4.50%, 11/1/54	468,138,777	457,131,753
4.50%, 12/1/54	598,667,657	584,591,502
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,498,206	1,481,570
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 8

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
Ginnie Mae, 30 Year
7.00%, 5/15/28	$554	$554
		41,908,374,524
		47,078,730,067
		55,804,750,875
Corporate: 26.8%
Financials: 12.1%
Bank of America Corp.
4.25%, 10/22/26	159,254,000	159,628,215
3.593%, 7/21/28(d)	39,085,000	38,815,611
4.948%, 7/22/28(d)	34,355,000	34,841,436
6.204%, 11/10/28(d)	42,730,000	44,401,242
3.419%, 12/20/28(d)	116,354,000	114,890,504
4.979%, 1/24/29(d)	120,570,000	122,826,310
5.202%, 4/25/29(d)	24,840,000	25,476,099
4.623%, 5/9/29(d)	125,040,000	126,698,743
2.496%, 2/13/31(d)	85,670,000	79,796,048
2.572%, 10/20/32(d)	19,341,000	17,443,709
5.015%, 7/22/33(d)	16,505,000	16,829,355
5.288%, 4/25/34(d)	24,705,000	25,434,945
3.846%, 3/8/37(d)	418,561,000	394,173,610
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	55,777,681
5.829%, 5/9/27(d)	132,395,000	133,140,036
5.674%, 3/12/28(d)	35,000,000	35,623,297
4.836%, 5/9/28	99,714,000	100,565,874
5.501%, 8/9/28(d)	71,955,000	73,514,526
6.49%, 9/13/29(d)	73,115,000	77,268,318
5.69%, 3/12/30(d)	55,000,000	57,233,735
5.088%, 6/20/30(d)	94,704,000	96,315,433
3.564%, 9/23/35(d)	39,975,000	37,720,660
BNP Paribas SA (France)
4.375%, 5/12/26(b)	159,024,000	158,985,500
4.625%, 3/13/27(b)	291,170,000	292,259,331
2.591%, 1/20/28(b)(d)	52,976,000	52,156,441
5.497%, 5/20/30(b)(d)	31,325,000	32,404,471
5.085%, 5/9/31(b)(d)	172,553,000	176,145,961
2.871%, 4/19/32(b)(d)	24,300,000	22,183,329
5.786%, 1/13/33(b)(d)	190,040,000	199,491,590
2.588%, 8/12/35(b)(d)	37,175,000	33,610,315
5.906%, 11/19/35(b)(d)	37,450,000	38,884,727
Boston Properties, Inc.
3.65%, 2/1/26	45,705,000	45,671,420
6.75%, 12/1/27	28,500,000	29,810,132
4.50%, 12/1/28	109,836,000	110,545,899
3.40%, 6/21/29	98,273,000	95,151,186
2.90%, 3/15/30	67,090,000	62,903,452
3.25%, 1/30/31	268,354,000	251,681,370
6.50%, 1/15/34	110,348,000	118,783,286
Capital One Financial Corp.
3.75%, 7/28/26	11,745,000	11,720,411
4.927%, 5/10/28(d)	93,302,000	94,400,640
6.312%, 6/8/29(d)	71,594,000	75,134,367
5.70%, 2/1/30(d)	36,365,000	37,808,738
5.463%, 7/26/30(d)	91,780,000	95,113,289
7.624%, 10/30/31(d)	108,139,000	122,212,844
Citigroup, Inc.
4.45%, 9/29/27	45,649,000	45,942,649
4.412%, 3/31/31(d)	87,795,000	87,780,314
6.174%, 5/25/34(d)	94,825,000	100,702,767
United States 90 Day Average SOFR
+6.63%, 10.47%, 10/30/40(e)	418,399,950	505,594,500
Elevance Health, Inc.

	Par Value	Value
4.50%, 10/30/26	$24,840,000	$24,943,519
5.15%, 6/15/29	22,704,000	23,427,335
2.875%, 9/15/29	6,837,000	6,517,115
4.75%, 2/15/30	147,490,000	150,428,235
2.25%, 5/15/30	56,396,000	51,778,174
HSBC Holdings PLC (United Kingdom)
4.755%, 6/9/28(d)	23,650,000	23,857,010
5.21%, 8/11/28(d)	20,125,000	20,464,603
4.95%, 3/31/30	63,328,000	64,919,365
3.973%, 5/22/30(d)	19,800,000	19,559,338
5.24%, 5/13/31(d)	140,940,000	145,207,209
2.848%, 6/4/31(d)	106,530,000	99,576,746
2.357%, 8/18/31(d)	32,125,000	29,219,050
4.762%, 3/29/33(d)	198,365,000	197,213,900
8.113%, 11/3/33(d)	164,236,000	192,477,321
6.547%, 6/20/34(d)	19,964,000	21,581,786
7.399%, 11/13/34(d)	29,200,000	33,321,437
6.50%, 5/2/36	220,847,000	245,780,838
6.50%, 9/15/37	186,762,000	204,873,082
6.80%, 6/1/38	10,598,000	11,966,838
JPMorgan Chase & Co.
4.125%, 12/15/26	114,847,000	115,053,741
4.25%, 10/1/27	129,270,000	130,209,529
5.04%, 1/23/28(d)	46,110,000	46,587,215
4.505%, 10/22/28(d)	86,310,000	87,155,873
8.75%, 9/1/30(e)	80,647,000	94,952,277
2.739%, 10/15/30(d)	9,830,000	9,325,191
4.493%, 3/24/31(d)	360,525,000	363,658,683
2.522%, 4/22/31(d)	66,670,000	62,104,917
2.956%, 5/13/31(d)	179,053,000	168,912,165
4.586%, 4/26/33(d)	47,810,000	48,061,969
5.717%, 9/14/33(d)	74,624,000	78,892,050
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	162,425,000	162,623,578
3.75%, 3/18/28(d)	102,420,000	102,045,747
4.818%, 6/13/29(d)	104,515,000	106,217,306
5.721%, 6/5/30(d)	124,897,000	130,897,967
4.425%, 11/4/31(d)	40,750,000	40,622,876
7.953%, 11/15/33(d)	152,876,000	177,843,092
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	248,347,000	245,640,842
4.892%, 5/18/29(d)	12,550,000	12,761,115
5.808%, 9/13/29(d)	156,770,000	163,301,324
6.016%, 3/2/34(d)	70,110,000	75,212,667
6.475%, 6/1/34(d)	141,460,000	148,521,331
3.032%, 11/28/35(d)	88,932,000	81,767,090
The Charles Schwab Corp.
5.643%, 5/19/29(d)	105,792,000	109,822,106
6.196%, 11/17/29(d)	177,914,000	188,169,500
4.343%, 11/14/31(d)	84,895,000	84,768,224
5.853%, 5/19/34(d)	35,585,000	38,118,461
6.136%, 8/24/34(d)	79,900,000	87,088,747
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	341,685,000	339,787,866
4.937%, 4/23/28(d)	113,510,000	114,806,492
4.153%, 10/21/29(d)	75,865,000	75,848,024
5.727%, 4/25/30(d)	65,285,000	68,204,670
4.692%, 10/23/30(d)	45,659,000	46,281,963
5.218%, 4/23/31(d)	108,860,000	112,435,771
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	47,033,952
6.246%, 9/22/29(b)(d)	39,775,000	41,869,667
5.617%, 9/13/30(b)(d)	96,410,000	100,655,195
PAGE 9 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
4.194%, 4/1/31(b)(d)	$22,300,000	$22,087,455
5.959%, 1/12/34(b)(d)	323,212,000	344,447,074
6.301%, 9/22/34(b)(d)	68,065,000	74,248,602
5.58%, 5/9/36(b)(d)	96,675,000	100,527,237
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	364,731,400	391,077,397
5.459%, 6/30/35(b)(d)	267,361,000	272,524,875
Unum Group
7.25%, 3/15/28	18,469,000	19,360,191
6.75%, 12/15/28	7,967,000	8,460,028
Wells Fargo & Co.
4.10%, 6/3/26	127,335,000	127,346,780
4.30%, 7/22/27	155,940,000	156,547,835
4.90%, 1/24/28(d)	110,392,000	111,321,320
5.707%, 4/22/28(d)	116,790,000	119,207,393
2.393%, 6/2/28(d)	36,870,000	36,025,454
4.808%, 7/25/28(d)	6,925,000	7,002,541
5.198%, 1/23/30(d)	128,555,000	132,392,353
2.879%, 10/30/30(d)	46,110,000	43,864,120
2.572%, 2/11/31(d)	43,185,000	40,334,123
3.35%, 3/2/33(d)	17,014,000	15,879,793
4.897%, 7/25/33(d)	103,869,000	105,484,666
5.389%, 4/24/34(d)	83,170,000	86,532,741
		12,654,538,378
Industrials: 12.6%
AT&T, Inc.
4.30%, 2/15/30	7,230,000	7,239,133
2.75%, 6/1/31	212,302,000	194,976,507
2.55%, 12/1/33	62,487,000	53,330,796
Bayer AG (Germany)
4.375%, 12/15/28(b)	4,485,000	4,489,915
6.25%, 1/21/29(b)	124,545,000	130,921,769
6.375%, 11/21/30(b)	192,715,000	206,036,525
6.50%, 11/21/33(b)	166,821,000	180,599,555
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	62,309,000	59,958,070
6.343%, 8/2/30	35,910,000	38,839,156
2.726%, 3/25/31	70,825,000	65,299,270
4.742%, 3/16/32	276,220,000	278,740,880
7.75%, 10/19/32	39,225,000	45,816,312
6.421%, 8/2/33	71,200,000	78,564,633
Burlington Northern Santa Fe LLC
3.442%, 6/16/28(b)	53,635,812	52,614,800
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	82,677,000	83,719,309
5.20%, 9/17/30(b)	218,377,000	221,411,567
3.875%, 7/11/31(b)	95,670,000	91,609,363
Charter Communications, Inc.
4.25%, 2/1/31(b)	42,230,000	38,803,040
4.50%, 5/1/32	191,783,000	172,132,396
4.40%, 4/1/33	40,140,000	37,814,610
4.50%, 6/1/33(b)	356,946,000	312,455,737
4.25%, 1/15/34(b)	111,480,000	94,788,582
6.55%, 5/1/37	45,183,000	46,107,391
6.75%, 6/15/39	120,967,000	122,353,262
6.484%, 10/23/45	402,912,000	378,804,276
5.375%, 5/1/47	87,499,000	72,076,830
5.75%, 4/1/48	205,326,000	175,140,171
5.125%, 7/1/49	33,204,000	25,983,799
4.80%, 3/1/50	27,468,000	20,633,951
Comcast Corp.
2.65%, 2/1/30	51,225,000	48,346,339

	Par Value	Value
3.40%, 4/1/30	$32,060,000	$31,093,051
4.95%, 5/15/32	41,745,000	42,758,985
Cox Enterprises, Inc.
3.35%, 9/15/26(b)	160,921,000	160,070,941
3.50%, 8/15/27(b)	39,703,000	39,248,183
5.45%, 9/15/28(b)	64,710,000	66,573,509
1.80%, 10/1/30(b)	52,941,000	46,331,433
5.70%, 6/15/33(b)	39,225,000	39,562,840
CVS Health Corp.
4.30%, 3/25/28	119,120,000	119,514,506
5.40%, 6/1/29	78,750,000	81,561,017
3.25%, 8/15/29	12,896,000	12,448,895
5.125%, 2/21/30	132,971,000	136,609,636
3.75%, 4/1/30	94,354,000	92,132,660
5.25%, 1/30/31	9,965,000	10,297,222
1.875%, 2/28/31	21,696,000	19,035,977
5.55%, 6/1/31	38,850,000	40,659,089
2.125%, 9/15/31	14,895,000	13,084,739
4.125%, 4/1/40	23,944,000	20,461,822
6.75%, 12/10/54(d)(e)	22,580,000	23,581,875
7.00%, 3/10/55(d)(e)	174,664,000	183,230,934
Dell Technologies, Inc.
6.10%, 7/15/27	37,060,000	38,072,755
Dillard's, Inc.
7.75%, 7/15/26	20,556,000	20,822,781
7.75%, 5/15/27	12,913,000	13,352,306
7.00%, 12/1/28	27,610,000	29,006,476
Elanco Animal Health, Inc.
6.65%, 8/28/28	123,981,000	129,564,677
Fibercop SpA (Italy)
7.20%, 7/18/36(b)	52,317,000	52,068,494
7.721%, 6/4/38(b)	116,584,000	116,746,984
Ford Motor Credit Co. LLC
4.389%, 1/8/26	31,215,000	31,216,937
6.95%, 3/6/26	18,575,000	18,616,882
4.542%, 8/1/26	22,235,000	22,204,729
2.70%, 8/10/26	230,109,000	227,876,934
5.125%, 11/5/26	90,690,000	91,182,737
4.95%, 5/28/27	62,780,000	63,007,929
7.35%, 11/4/27	126,460,000	131,983,468
5.918%, 3/20/28	51,375,000	52,566,764
6.80%, 5/12/28	182,578,000	190,515,699
6.798%, 11/7/28	26,051,000	27,330,621
2.90%, 2/10/29	15,000,000	14,096,228
5.113%, 5/3/29	5,605,000	5,613,651
5.73%, 9/5/30	83,975,000	85,267,950
6.054%, 11/5/31	6,369,000	6,523,899
6.532%, 3/19/32	60,855,000	63,639,544
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	68,865,000	70,390,713
5.857%, 3/15/30	21,550,000	22,789,421
5.905%, 11/22/32	147,180,000	158,541,061
HCA Healthcare, Inc.
5.25%, 6/15/26	10,872,000	10,880,462
3.125%, 3/15/27	40,379,000	39,956,134
5.00%, 3/1/28	25,510,000	25,985,485
4.125%, 6/15/29	105,756,000	105,397,399
5.25%, 3/1/30	58,680,000	60,576,931
Imperial Brands PLC (United Kingdom)
3.50%, 7/26/26(b)	49,137,000	48,919,337
6.125%, 7/27/27(b)	112,575,000	115,875,303
4.50%, 6/30/28(b)	39,475,000	39,792,854
3.875%, 7/26/29(b)	248,764,000	243,866,275
5.50%, 2/1/30(b)	166,875,000	172,865,949
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 10

Portfolio of Investments  December 31, 2025
Debt Securities (continued)
	Par Value	Value
5.875%, 7/1/34(b)	$63,595,000	$66,496,112
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(b)	51,565,000	52,483,374
5.25%, 6/15/30(b)	72,015,000	74,718,622
5.85%, 6/15/35(b)	49,125,000	52,375,876
Kinder Morgan, Inc.
5.15%, 6/1/30	25,905,000	26,785,687
4.80%, 2/1/33	25,250,000	25,307,818
6.50%, 2/1/37	49,751,000	54,216,880
6.95%, 1/15/38	76,334,000	85,742,341
6.50%, 9/1/39	70,966,000	76,532,391
5.00%, 8/15/42	75,596,000	69,270,990
Macy's, Inc.
6.70%, 7/15/34(b)	54,530,000	52,637,106
Mars, Inc.
4.45%, 3/1/27(b)	41,675,000	41,975,741
4.60%, 3/1/28(b)	128,700,000	130,463,239
4.80%, 3/1/30(b)	173,383,000	177,190,947
Meta Platforms, Inc.
4.60%, 11/15/32	64,000,000	64,514,503
4.875%, 11/15/35	163,990,000	163,770,255
Nordstrom, Inc.
6.95%, 3/15/28	19,672,000	20,294,717
Oracle Corp.
4.80%, 8/3/28	81,425,000	81,830,387
4.20%, 9/27/29	22,520,000	22,070,871
2.95%, 4/1/30	101,855,000	94,029,361
Philip Morris International, Inc.
4.875%, 2/13/29	50,525,000	51,717,542
5.625%, 11/17/29	38,620,000	40,600,369
5.125%, 2/15/30	32,576,000	33,673,022
5.50%, 9/7/30	42,012,000	44,174,755
5.125%, 2/13/31	34,960,000	36,225,660
5.75%, 11/17/32	33,340,000	35,631,580
5.375%, 2/15/33	77,688,000	81,237,409
Prosus NV (China)
3.257%, 1/19/27(b)	27,741,000	27,342,292
4.85%, 7/6/27(b)	193,133,000	194,330,425
3.68%, 1/21/30(b)	209,567,000	201,189,140
3.061%, 7/13/31(b)	550,362,000	500,605,109
4.193%, 1/19/32(b)	132,600,000	126,903,938
4.987%, 1/19/52(b)	284,361,000	225,248,362
RTX Corp.
6.00%, 3/15/31	55,735,000	60,035,055
6.10%, 3/15/34	61,170,000	66,925,767
Synopsys, Inc.
4.65%, 4/1/28	33,830,000	34,285,891
4.85%, 4/1/30	120,153,000	122,718,608
5.00%, 4/1/32	118,655,000	121,159,944
TC Energy Corp. (Canada)
5.875%, 8/15/76(d)(e)	262,724,000	263,045,574
5.30%, 3/15/77(d)(e)	336,202,000	336,175,642
5.50%, 9/15/79(d)(e)	209,285,000	207,711,198
5.60%, 3/7/82(d)(e)	41,226,000	40,717,873
The Cigna Group
7.875%, 5/15/27	26,273,000	27,525,193
4.375%, 10/15/28	96,780,000	97,659,741
5.00%, 5/15/29	30,800,000	31,632,519
2.40%, 3/15/30	94,669,000	87,861,389
T-Mobile U.S., Inc.
2.25%, 2/15/26	108,655,000	108,406,358
4.75%, 2/1/28	13,240,000	13,245,184
3.375%, 4/15/29	229,325,000	223,505,119
3.875%, 4/15/30	251,674,000	247,489,902

	Par Value	Value
2.55%, 2/15/31	$18,370,000	$16,782,529
3.50%, 4/15/31	129,479,000	123,789,719
5.20%, 1/15/33	26,930,000	27,795,678
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,090,000	150,923,121
5.25%, 6/6/29(b)	50,542,000	50,436,079
Union Pacific Corp.
5.082%, 1/2/29	291,527	295,568
5.866%, 7/2/30	1,570,909	1,634,184
6.176%, 1/2/31	7,688,248	8,121,575
Verizon Communications, Inc.
1.75%, 1/20/31	13,805,000	12,151,654
2.55%, 3/21/31	136,442,000	124,597,942
4.75%, 1/15/33	50,980,000	50,940,079
VMware, Inc.
1.40%, 8/15/26	87,063,000	85,776,603
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	241,770,000	256,109,954
		13,096,023,490
Utilities: 2.1%
Dominion Energy, Inc.
1.45%, 4/15/26	30,340,000	30,113,983
4.60%, 5/15/28	27,930,000	28,255,971
3.375%, 4/1/30	107,797,000	104,006,596
5.00%, 6/15/30	122,677,000	126,042,646
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	7,277,441
7.50%, 10/14/32(b)	17,497,000	20,157,376
6.80%, 9/15/37(b)	77,697,000	87,226,316
6.00%, 10/7/39(b)	119,647,000	125,730,016
NextEra Energy, Inc.
4.625%, 7/15/27	136,625,000	138,090,259
4.685%, 9/1/27	164,662,000	166,618,674
4.85%, 2/4/28	156,848,000	159,721,322
4.90%, 3/15/29	195,260,000	200,111,471
5.05%, 3/15/30	205,606,000	212,110,646
The Southern Co.
5.113%, 8/1/27	208,330,000	211,660,732
4.85%, 6/15/28	94,205,000	95,908,177
5.50%, 3/15/29	46,162,000	47,909,289
4.00%, 1/15/51(d)(e)	314,159,000	313,970,662
3.75%, 9/15/51(d)(e)	143,981,000	141,942,330
		2,216,853,907
		27,967,415,775
Total Debt Securities (Cost $102,828,141,660)		$101,993,549,773
Short-Term Investments: 1.3%
	Par Value/ Shares	Value
Repurchase Agreements: 0.7%
Bank of America(f) 3.80%, dated 12/31/25, due 1/2/26, maturity value $125,026,389	$125,000,000	125,000,000
Fixed Income Clearing Corp.(f) 3.78%, dated 12/31/25, due 1/2/26, maturity value $365,076,650	365,000,000	365,000,000
PAGE 11 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2025
Short-Term Investments (continued)
	Par Value/ Shares	Value
Fixed Income Clearing Corp.(f) 1.35%, dated 12/31/25, due 1/2/26, maturity value $112,772,685	$112,764,228	112,764,228
Standard Chartered(f) 3.81%, dated 12/31/25, due 1/2/26, maturity value $125,026,458	125,000,000	125,000,000
		727,764,228
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	645,049,314	645,049,314
Total Short-Term Investments (Cost $1,372,813,542)		$1,372,813,542
Total Investments In Securities (Cost $104,200,955,202)	99.1%	$103,366,363,315
Other Assets Less Liabilities	0.9%	976,982,671
Net Assets	100.0%	$104,343,345,986
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.50%-3.75%, 4/30/27-
9/30/29. Total collateral value is $487,319,620.
Bank of America: U.S. Treasury Note 0.625%, 5/15/30. U.S. Treasury Inflation Indexed
Notes 0.125%-1.875%, 1/15/26-2/15/52. Total collateral value is $127,526,918.
Standard Chartered: U.S. Treasury Bill 1/22/26. U.S. Treasury Notes 0.375%-4.375%,
5/31/26-8/15/33. U.S. Treasury Bonds 1.125%-4.75%, 5/15/38-2/15/55.
U.S. Treasury Inflation Indexed Notes 0.125%-2.375%, 1/15/27-2/15/49. Total
collateral value is $127,527,038.

*	Rounds to 0.0%.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	45,389	3/20/26	$5,103,425,688	$(27,608,626)
Ultra Long-Term U.S. Treasury Bond	27,716	3/20/26	3,270,488,000	(47,288,715)
				$(74,897,341)
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 12

Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments in securities, at value (cost $104,200,955,202)	$103,366,363,315
Cash	7,252
Deposits with broker for futures contracts	227,841,775
Receivable for investments sold	8,014,464
Receivable for Fund shares sold	117,941,705
Dividends and interest receivable	742,005,086
Expense reimbursement receivable	576,643
Prepaid expenses and other assets	194,817
104,462,945,057
Liabilities:
Payable for variation margin for futures contracts	19,613,519
Payable for Fund shares redeemed	63,196,488
Management fees payable	34,366,038
Accrued expenses	2,423,026
119,599,071
Net Assets	$104,343,345,986
Net Assets Consist of:
Paid in capital	$107,716,937,528
Accumulated loss	(3,373,591,542)
$104,343,345,986
Class I
Total net assets	$81,841,688,525
Shares outstanding	6,370,761,688
Net asset value per share	$12.85
Class X
Total net assets	$22,501,657,461
Shares outstanding	1,750,111,724
Net asset value per share	$12.86

Statement of Operations
Year Ended December 31, 2025
Investment Income:
Dividends	$46,860,668
Interest	4,566,221,990
4,613,082,658
Expenses:
Investment advisory fees	291,210,814
Administrative services fees
Class I	76,461,935
Class X	10,304,168
Custody and fund accounting fees	1,118,860
Professional services	216,773
Shareholder reports	1,939,476
Registration fees	2,320,644
Trustees fees	526,032
Miscellaneous	1,082,570
Total expenses	385,181,272
Expenses reimbursed by investment manager	(6,135,700)
Net expenses	379,045,572
Net Investment Income	4,234,037,086
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (Note 5)	(110,499,263)
Futures contracts	136,186,595
Swaps	(48)
Net change in unrealized appreciation/depreciation
Investments in securities	3,433,601,045
Futures contracts	16,502,838
Net realized and unrealized gain	3,475,791,167
Net Change in Net Assets From Operations	$7,709,828,253

Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$4,234,037,086	$3,463,068,737
Net realized gain (loss)	25,687,284	(301,849,137)
Net change in unrealized appreciation/depreciation	3,450,103,883	(1,478,819,832)
	7,709,828,253	1,682,399,768
Distributions to Shareholders:
Class I	(3,293,484,558)	(2,851,984,697)
Class X	(911,674,247)	(593,771,357)
Total distributions	(4,205,158,805)	(3,445,756,054)
Fund Share Transactions:
Class I
Proceeds from sales of shares	18,971,847,971	25,298,368,259
Reinvestment of distributions	2,867,925,712	2,469,952,586
Cost of shares redeemed	(15,543,740,947)	(14,136,205,226)
Class X
Proceeds from sales of shares	8,000,935,516	9,292,921,751
Reinvestment of distributions	882,250,224	577,901,885
Cost of shares redeemed	(4,171,789,472)	(2,064,226,388)
Net change from Fund share transactions	11,007,429,004	21,438,712,867
Total change in net assets	14,512,098,452	19,675,356,581
Net Assets:
Beginning of year	89,831,247,534	70,155,890,953
End of year	$104,343,345,986	$89,831,247,534
Share Information:
Class I
Shares sold	1,494,615,213	2,007,788,527
Distributions reinvested	225,965,957	196,613,038
Shares redeemed	(1,228,624,289)	(1,126,473,346)
Net change in shares outstanding	491,956,881	1,077,928,219
Class X
Shares sold	631,966,925	738,348,107
Distributions reinvested	69,438,845	45,951,640
Shares redeemed	(327,771,042)	(163,931,433)
Net change in shares outstanding	373,634,728	620,368,314
PAGE 13 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Notes to Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Income Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 3, 1989, and seeks high and stable current income consistent with long-term preservation of capital. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers rel evant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual
Dodge & Cox Income Fund ■ PAGE 14

Notes to Financial Statements
right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$14,344,334,360
Government-Related	—	3,877,048,763
Securitized	—	55,804,750,875
Corporate	—	27,967,415,775
Short-Term Investments
Repurchase Agreements	—	727,764,228
Money Market Fund	645,049,314	—
Total Securities	$645,049,314	$102,721,314,001
Other Investments
Futures Contracts
Depreciation	$(74,897,341)	$—
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time of the contract. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker. Subsequent payments (referred to as "variation margin") to and from the clearing broker are made on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
PAGE 15 ■ Dodge & Cox Income Fund

Notes to Financial Statements
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
Interest Rate Derivatives
Liabilities
Futures contracts(a)	$74,897,341
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
Interest Rate Derivatives
Net realized gain (loss)
Swaps	$(48)
Futures contracts	136,186,595
$136,186,547
Net change in unrealized appreciation/depreciation
Futures contracts	$16,502,838
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	5-8%
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.08% less than the net ordinary expense ratio of the Class I shares, and additionally to the extent total ordinary expenses of the Class X shares would otherwise exceed 0.33%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the year ended December 31, 2025, Dodge & Cox reimbursed expenses of $6,135,700 to Class X.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$3,293,484,558	$2,851,984,697
Long-term capital gain	$—	$—
Class X
Ordinary income	$911,674,247	$593,771,357
Long-term capital gain	$—	$—
At December 31, 2025, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(2,538,999,653)
Net unrealized depreciation	(834,591,889)
Total distributable earnings	$(3,373,591,542)
Dodge & Cox Income Fund ■ PAGE 16

Notes to Financial Statements
[1]	Represents accumulated long-term capital loss as of December 31, 2025, which may be carried forward to offset future capital gains.
At December 31, 2025, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$104,126,057,861
Unrealized appreciation	1,878,950,904
Unrealized depreciation	(2,713,542,791)
Net unrealized depreciation	(834,591,887)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the year ended December 31, 2025, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $3,621,779 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Com pany, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2025, the Fund’s commitment fee amounted to $413,568 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 7: Purchases and Sales of Investments
For the year ended December 31, 2025, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated to $11,709,556,568 and $4,091,273,995, respectively. For the year ended December 31, 2025, purchases and sales of U.S. government securities aggregated to $16,563,242,111 and $13,421,132,144, respectively.
Note 8: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. The adoption of this ASU did not have a material impact on the financial statements.
Note 9: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 17 ■ Dodge & Cox Income Fund

Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2025	2024	2023	2022	2021
Class I
Net asset value, beginning of year	$12.38	$12.62	$12.19	$14.06	$14.65
Income from investment operations:
Net investment income	0.54	0.53	0.50	0.34	0.27
Net realized and unrealized gain (loss)	0.47	(0.24)	0.42	(1.87)	(0.40)
Total from investment operations	1.01	0.29	0.92	(1.53)	(0.13)
Distributions to shareholders from:
Net investment income	(0.54)	(0.53)	(0.49)	(0.34)	(0.27)
Net realized gain	—	—	—	—	(0.19)
Total distributions	(0.54)	(0.53)	(0.49)	(0.34)	(0.46)
Net asset value, end of year	$12.85	$12.38	$12.62	$12.19	$14.06
Total return	8.32%	2.26%	7.69%	(10.87)%	(0.91)%
Ratios/supplemental data:
Net assets, end of year (millions)	$81,842	$72,778	$60,604	$53,542	$71,838
Ratio of expenses to average net assets	0.41%	0.41%	0.41%	0.41%	0.42%
Ratio of net investment income to average net assets	4.34%	4.29%	4.04%	2.70%	1.87%
Portfolio turnover rate	18%	14%	55%	118%	91%
Portfolio turnover rate excluding TBA rolls(a)	18%	14%	30%	34%	28%
Class X(b)
Net asset value, beginning of year	$12.39	$12.63	$12.20	$12.83
Income from investment operations:
Net investment income	0.55	0.54	0.50	0.25
Net realized and unrealized gain (loss)	0.47	(0.24)	0.43	(0.60)
Total from investment operations	1.02	0.30	0.93	(0.35)
Distributions to shareholders from:
Net investment income	(0.55)	(0.54)	(0.50)	(0.28)
Net realized gain	—	—	—	—
Total distributions	(0.55)	(0.54)	(0.50)	(0.28)
Net asset value, end of year	$12.86	$12.39	$12.63	$12.20
Total return	8.39%	2.34%	7.76%	(2.72)%
Ratios/supplemental data:
Net assets, end of period (millions)	$22,502	$17,053	$9,552	$4,523
Ratio of expenses to average net assets	0.33%	0.33%	0.33%	0.33%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.36%	0.36%	0.36%	0.36%(c)
Ratio of net investment income to average net assets	4.42%	4.37%	4.16%	3.53%(c)
Portfolio turnover rate	18%	14%	55%	118%
Portfolio turnover rate excluding TBA rolls(a)	18%	14%	30%	34%
(a)	See Note 1 regarding To-Be-Announced securities
(b)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(c)	Annualized
See accompanying Notes to Financial Statements
Dodge & Cox Income Fund ■ PAGE 18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dodge & Cox Income Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
PAGE 19 ■ Dodge & Cox Income Fund

Special 2025 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
For shareholders that are corporations, the Fund designates 99% of its ordinary dividends paid to shareholders in 2025 as Section 163(j) interest dividends.
Dodge & Cox Income Fund ■ PAGE 20

2025
December 31, 2025

Financial Statements and Other Information

Global Bond Fund | Class I (dodlx) | Class X (doxlx)
ESTABLISHED 2014
12/25 GBF AR

Consolidated Portfolio of Investments  December 31, 2025
Debt Securities: 96.9%
		Par Value	Value
Government: 31.5%
Brazil Government (Brazil)
10.00%, 1/1/33	BRL	1,061,468,000	$163,031,867
Chile Government (Chile)
5.00%, 10/1/28(a)(b)	CLP	17,780,000,000	19,898,211
6.00%, 4/1/33(a)(b)	CLP	12,280,000,000	14,206,071
5.80%, 10/1/34(a)(b)	CLP	29,700,000,000	34,111,246
Colombia Government (Colombia)
7.25%, 10/18/34	COP	419,000,000,000	78,396,046
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	5,530,000,000	17,323,392
6.75%, 10/22/28	HUF	5,850,000,000	18,099,975
Japan Government (Japan)
0.20%, 12/20/27	JPY	26,847,850,000	168,299,435
Malaysia Government (Malaysia)
2.632%, 4/15/31	MYR	190,575,000	45,328,856
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	423,344,200	21,803,960
8.00%, 11/7/47	MXN	1,868,087,000	89,256,331
New Zealand Government (New Zealand)
2.75%, 4/15/37(a)	NZD	187,200,000	90,115,441
Norway Government (Norway)
3.00%, 8/15/33(a)(b)	NOK	1,057,750,000	97,619,808
3.75%, 6/12/35(a)(b)	NOK	487,700,000	46,810,152
Peru Government (Peru)
7.60%, 8/12/39(a)(b)	PEN	232,311,000	75,383,668
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	565,673,000	34,915,011
South Korea Government (South Korea)
2.875%, 12/10/27	KRW	49,050,000,000	34,059,556
3.375%, 6/10/32	KRW	68,716,850,000	47,763,669
U.S. Treasury Inflation Indexed (United States)
2.375%, 2/15/55(c)	USD	15,474,636	14,679,129
U.S. Treasury Note/Bond (United States)
4.00%, 6/30/32	USD	26,625,000	26,777,886
3.875%, 9/30/32	USD	25,587,000	25,508,040
4.00%, 2/15/34	USD	32,160,000	32,059,500
4.375%, 5/15/34	USD	40,000,000	40,876,562
4.25%, 11/15/34	USD	54,000,000	54,567,422
4.00%, 11/15/35	USD	75,299,000	74,216,577
4.625%, 5/15/54	USD	16,100,000	15,505,684
4.50%, 11/15/54	USD	37,000,000	34,898,515
United Kingdom Government (United Kingdom)
4.375%, 7/31/54(a)	GBP	18,300,000	21,639,991
			1,437,152,001
Government-Related: 7.4%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	11,588,085	12,998,487
6.899%, 12/1/40	USD	4,943,719	5,549,250
Colombia Government International (Colombia)
3.125%, 4/15/31	USD	38,825,000	33,622,450
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(a)	SEK	432,900,000	48,022,155
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	USD	35,650,000	35,554,822

		Par Value	Value
6.75%, 9/21/47	USD	2,311,000	$1,900,113
7.69%, 1/23/50	USD	55,025,000	49,313,193
Romanian Government International (Romania)
5.375%, 3/22/31(b)	EUR	15,325,000	18,692,664
State of Illinois GO (United States)
5.10%, 6/1/33	USD	31,206,716	31,982,817
State of New South Wales Australia (Australia)
1.75%, 3/20/34(a)	AUD	109,950,000	56,816,569
State of Queensland Australia (Australia)
4.50%, 8/22/35(a)(b)	AUD	71,850,000	44,811,790
			339,264,310
Securitized: 30.6%
Asset-Backed: 6.8%
Auto Loan: 4.0%
Ford Credit Auto Owner Trust (United States)
Series 2025-B B, 4.24%, 7/15/31	USD	6,450,038	6,477,507
Series 2025-C B, 4.22%, 1/15/32	USD	6,000,000	6,004,274
GM Financial Consumer Automobile Receivables Trust (United States)
Series 2024-4 A4, 4.44%, 4/16/30	USD	16,000,000	16,182,534
Series 2025-2 B, 4.62%, 5/16/31	USD	3,000,000	3,022,138
Series 2025-3 B, 4.53%, 9/16/31	USD	1,500,000	1,514,701
Series 2025-4 B, 4.16%, 4/16/32	USD	14,810,000	14,780,170
Series 2025-2 C, 4.91%, 10/18/32	USD	2,750,000	2,774,702
Series 2025-3 C, 4.73%, 1/18/33	USD	2,500,000	2,520,354
Series 2025-4 C, 4.36%, 5/16/33	USD	13,890,000	13,872,814
Hyundai Auto Receivables Trust (United States)
Series 2025-B B, 4.72%, 7/15/30	USD	3,000,000	3,057,004
Series 2024-C A4, 4.44%, 1/15/31	USD	15,000,000	15,189,474
Series 2024-C B, 4.67%, 1/15/31	USD	4,000,000	4,056,846
Series 2025-A B, 4.61%, 4/15/31	USD	23,500,000	23,767,031
Series 2024-C C, 4.86%, 2/17/32	USD	8,250,000	8,364,867
Series 2025-D B, 4.36%, 3/15/32	USD	15,000,000	15,092,352
Series 2025-A C, 4.76%, 6/15/32	USD	17,000,000	17,240,788
Series 2025-B C, 4.92%, 7/15/32	USD	4,500,000	4,587,899
Series 2025-C C, 4.37%, 1/18/33	USD	6,492,000	6,501,265
Series 2025-D C, 4.56%, 3/15/33	USD	16,364,000	16,448,494
			181,455,214
PAGE 1 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Debt Securities (continued)
		Par Value	Value
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	USD	1,506,494	$1,552,552
8.20%, 4/6/28(b)	USD	3,763,900	3,887,975
			5,440,527
Student Loan: 2.7%
ECMC Group Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.05% Series 2025-2A A, 4.924%, 11/25/74(b)	USD	16,122,016	16,121,977
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.364% Series 2016-5A A, 5.239%, 6/25/65(b)	USD	752,549	765,875
+1.464% Series 2016-3A A3, 5.339%, 6/25/65(b)	USD	9,378,876	9,514,475
+1.114% Series 2017-4A A3, 4.989%, 9/27/66(b)	USD	2,535,829	2,543,127
+0.664% Series 2021-2A A1B, 4.539%, 2/25/70(b)	USD	3,849,034	3,843,266
Navient Student Loan Trust (Private Loans) (United States)
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,827,499
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.064% Series 2012-1 A3, 4.939%, 9/25/28	USD	786,087	777,458
United States 90 Day Average SOFR
+0.371% Series 2003-1 A5A, 4.504%, 12/15/32(b)	USD	1,156,754	1,100,655
+0.711% Series 2003-1 A5B, 4.844%, 12/15/32(b)	USD	415,103	400,188
+0.751% Series 2007-6 A5, 5.065%, 4/27/43	USD	4,778,472	4,615,527
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	43,954	43,828
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	983,816
Series 2023-C B, 6.36%, 11/15/52(b)	USD	9,000,000	9,468,347
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	2,343,982	2,146,669
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	7,155,423
Series 2025-B A1A, 5.02%, 3/17/53(b)	USD	5,290,981	5,329,950
Series 2024-F B, 5.73%, 3/16/54(b)	USD	5,500,000	5,508,442
Series 2025-A B, 5.86%, 4/15/54(b)	USD	8,000,000	8,024,670
Series 2024-A B, 5.88%, 3/15/56(b)	USD	5,000,000	5,137,197
Series 2023-B B, 5.77%, 10/16/56(b)	USD	14,331,385	14,623,745

		Par Value	Value
Series 2024-E A1A, 5.09%, 10/16/56(b)	USD	16,396,498	$16,651,047
Series 2024-E B, 5.71%, 10/16/56(b)	USD	7,500,000	7,491,073
			124,074,254
			310,969,995
CMBS: 0.0%
Agency CMBS: 0.0%
Freddie Mac Military Housing Trust Multifamily (United States)
4.095%, 11/25/52(b)(d)	USD	883,843	797,289
3.384%, 11/25/55(b)(d)	USD	1,473,610	1,275,713
			2,073,002
Mortgage-Related: 23.8%
CMO & REMIC: 0.7%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	140,834	146,917
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	15,823,884	14,637,515
Series 4283 EW, 4.50%, 12/15/43(d)	USD	28,603	28,800
Series 4319 MA, 4.50%, 3/15/44(d)	USD	102,912	103,789
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	98,056	94,067
Series 2014-184 GZ, 3.50%, 12/20/44	USD	9,347,381	8,836,310
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 4.768%, 1/20/73	USD	7,401,307	7,426,157
			31,273,555
Federal Agency Mortgage Pass-Through: 23.1%
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 10/1/55	USD	36,035,345	35,422,840
2.50% 6/1/50 - 4/1/52	USD	71,248,300	61,306,819
2.00% 9/1/50 - 1/1/51	USD	9,095,046	7,497,732
3.50% 4/1/52 - 5/1/53	USD	127,598,196	118,613,984
3.50%, 5/1/52	USD	48,615,980	45,055,691
3.50%, 6/1/52	USD	77,868,674	72,166,126
4.00% 6/1/52 - 7/1/53	USD	15,665,262	14,930,810
4.00%, 8/1/52	USD	58,521,204	55,572,045
4.00%, 10/1/52	USD	56,557,200	53,892,402
4.50%, 12/1/54	USD	40,567,943	39,614,091
4.50%, 2/1/55	USD	31,462,222	30,722,433
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	20,475,459	17,727,255
Fannie Mae, Hybrid ARM (United States)
6.298%, 8/1/44(d)	USD	19,643	20,434
6.33%, 9/1/44(d)	USD	11,482	11,906
Freddie Mac, Hybrid ARM (United States)
6.357%, 10/1/44(d)	USD	34,286	35,614
6.059%, 11/1/44(d)	USD	114,312	118,675
6.316%, 1/1/45(d)	USD	61,300	63,568
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	17,194	18,000
4.50% 8/1/44 - 7/1/47	USD	324,434	323,368
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	33,407,370	28,813,851
3.50% 5/1/52 - 10/1/52	USD	76,818,004	71,192,400
4.00%, 8/1/52	USD	47,672,574	45,496,509
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 2

Consolidated Portfolio of Investments  December 31, 2025
Debt Securities (continued)
		Par Value	Value
3.50%, 9/1/52	USD	61,062,487	$56,590,704
4.00%, 9/1/52	USD	157,763,084	150,561,758
4.00%, 10/1/52	USD	7,952,239	7,585,648
3.50%, 8/1/53	USD	51,312,087	47,554,355
4.50% 1/1/54 - 1/1/55	USD	67,172,962	65,671,554
4.50%, 4/1/55	USD	29,723,423	29,024,515
			1,055,605,087
			1,086,878,642
			1,399,921,639
Corporate: 27.4%
Financials: 8.2%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	9,071,727
3.419%, 12/20/28(e)	USD	4,300,000	4,245,915
2.572%, 10/20/32(e)	USD	2,975,000	2,683,162
3.846%, 3/8/37(e)	USD	28,850,000	27,169,059
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,925,000	5,975,618
3.564%, 9/23/35(e)	USD	8,550,000	8,067,833
BNP Paribas SA (France)
4.375%, 5/12/26(b)	USD	5,675,000	5,673,626
4.625%, 3/13/27(b)	USD	3,100,000	3,111,598
2.591%, 1/20/28(b)(e)	USD	8,800,000	8,663,861
5.085%, 5/9/31(b)(e)	USD	3,400,000	3,470,796
2.588%, 8/12/35(b)(e)	USD	18,396,000	16,632,020
5.906%, 11/19/35(b)(e)	USD	5,625,000	5,840,496
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	2,148,420
6.75%, 12/1/27	USD	3,550,000	3,713,192
4.50%, 12/1/28	USD	7,885,000	7,935,963
3.25%, 1/30/31	USD	8,175,000	7,667,093
Capital One Financial Corp. (United States)
6.312%, 6/8/29(e)	USD	3,975,000	4,171,566
7.624%, 10/30/31(e)	USD	6,950,000	7,854,514
Citigroup, Inc. (United States)
6.174%, 5/25/34(e)	USD	4,093,000	4,346,706
United States 90 Day Average SOFR
+6.63%,10.47%, 10/30/40(f)	USD	4,162,250	5,029,663
HSBC Holdings PLC (United Kingdom)
8.113%, 11/3/33(e)	USD	8,775,000	10,283,912
6.547%, 6/20/34(e)	USD	13,650,000	14,756,130
7.399%, 11/13/34(e)	USD	8,325,000	9,500,033
6.50%, 5/2/36	USD	4,500,000	5,008,054
6.50%, 9/15/37	USD	1,100,000	1,206,672
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(a)(e)	EUR	9,550,000	11,195,393
5.04%, 1/23/28(e)	USD	2,625,000	2,652,167
4.493%, 3/24/31(e)	USD	2,125,000	2,143,470
2.522%, 4/22/31(e)	USD	2,000,000	1,863,054
2.956%, 5/13/31(e)	USD	8,550,000	8,065,763
5.717%, 9/14/33(e)	USD	6,400,000	6,766,042
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	USD	4,200,000	4,205,135
5.721%, 6/5/30(e)	USD	3,000,000	3,144,142
4.425%, 11/4/31(e)	USD	4,300,000	4,286,586
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(e)	USD	7,135,000	7,057,252
5.808%, 9/13/29(e)	USD	4,469,000	4,655,187
6.475%, 6/1/34(e)	USD	7,700,000	8,084,365
3.032%, 11/28/35(e)	USD	13,325,000	12,251,456

		Par Value	Value
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(e)	USD	1,900,000	$1,972,380
6.196%, 11/17/29(e)	USD	5,200,000	5,499,744
5.853%, 5/19/34(e)	USD	3,450,000	3,695,621
6.136%, 8/24/34(e)	USD	1,625,000	1,771,204
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(e)	USD	11,800,000	11,734,483
4.937%, 4/23/28(e)	USD	5,225,000	5,284,679
5.727%, 4/25/30(e)	USD	3,000,000	3,134,166
5.218%, 4/23/31(e)	USD	4,325,000	4,467,065
UBS Group AG (Switzerland)
2.746%, 2/11/33(b)(e)	USD	4,100,000	3,676,595
5.959%, 1/12/34(b)(e)	USD	7,800,000	8,312,461
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(e)	USD	32,200,000	32,821,919
Wells Fargo & Co. (United States)
4.90%, 1/24/28(e)	USD	2,575,000	2,596,677
2.572%, 2/11/31(e)	USD	9,600,000	8,966,252
3.35%, 3/2/33(e)	USD	9,375,000	8,750,033
4.897%, 7/25/33(e)	USD	2,800,000	2,843,554
5.389%, 4/24/34(e)	USD	7,800,000	8,115,371
			374,239,845
Industrials: 17.3%
Bayer AG (Germany)
3.125%, 11/12/79(a)(e)(f)	EUR	33,400,000	38,696,173
5.375%, 3/25/82(a)(e)(f)	EUR	16,200,000	19,536,957
7.00%, 9/25/83(a)(e)(f)	EUR	7,900,000	10,187,341
British American Tobacco PLC (United Kingdom)
3.75%, (a)(e)(f)(g)	EUR	61,750,000	72,207,571
Cemex SAB de CV (Mexico)
5.125%, (b)(e)(f)(g)	USD	32,725,000	32,625,431
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	51,975,000	46,649,501
4.50%, 6/1/33(b)	USD	36,275,000	31,753,632
4.25%, 1/15/34(b)	USD	11,000,000	9,353,018
CVS Health Corp. (United States)
7.00%, 3/10/55(e)(f)	USD	16,375,000	17,178,162
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	29,932,000	31,280,034
Fibercop SpA (Italy)
7.20%, 7/18/36(b)	USD	3,940,000	3,921,285
7.721%, 6/4/38(b)	USD	2,764,000	2,767,864
Ford Motor Credit Co. LLC (United States)
4.389%, 1/8/26	USD	6,240,000	6,240,387
4.95%, 5/28/27	USD	3,700,000	3,713,433
2.90%, 2/16/28	USD	4,500,000	4,333,013
5.918%, 3/20/28	USD	9,350,000	9,566,895
6.80%, 5/12/28	USD	7,587,000	7,916,850
6.798%, 11/7/28	USD	8,000,000	8,392,959
6.532%, 3/19/32	USD	8,350,000	8,732,071
HCA Healthcare, Inc. (United States)
5.00%, 3/1/28	USD	1,625,000	1,655,289
4.125%, 6/15/29	USD	4,500,000	4,484,741
5.25%, 3/1/30	USD	6,475,000	6,684,315
5.50%, 3/1/32	USD	8,800,000	9,170,200
Imperial Brands PLC (United Kingdom)
4.50%, 6/30/28(b)	USD	1,598,000	1,610,867
PAGE 3 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Debt Securities (continued)
		Par Value	Value
5.50%, 2/1/30(b)	USD	6,571,000	$6,806,904
4.875%, 6/7/32(a)	GBP	34,797,000	46,289,310
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(b)	USD	1,825,000	1,857,503
5.25%, 6/15/30(b)	USD	2,575,000	2,671,672
5.85%, 6/15/35(b)	USD	1,725,000	1,839,153
Mars, Inc. (United States)
4.45%, 3/1/27(b)	USD	1,450,000	1,460,464
4.60%, 3/1/28(b)	USD	2,225,000	2,255,483
4.80%, 3/1/30(b)	USD	7,925,000	8,099,054
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	41,886,000	41,681,848
Molex Electronic Technologies LLC (United States)
4.75%, 4/30/28(b)	USD	11,950,000	12,080,326
5.25%, 4/30/32(b)	USD	6,150,000	6,313,439
News Corp. (United States)
3.875%, 5/15/29(b)	USD	10,497,000	10,184,888
Prosus NV (China)
3.68%, 1/21/30(b)	USD	8,000,000	7,680,184
4.193%, 1/19/32(b)	USD	2,000,000	1,914,087
2.031%, 8/3/32(b)	EUR	32,475,000	34,155,018
Synopsys, Inc. (United States)
4.65%, 4/1/28	USD	1,025,000	1,038,813
4.85%, 4/1/30	USD	8,975,000	9,166,642
5.00%, 4/1/32	USD	2,350,000	2,399,611
TC Energy Corp. (Canada)
5.875%, 8/15/76(e)(f)	USD	26,645,000	26,677,613
5.30%, 3/15/77(e)(f)	USD	30,142,000	30,139,637
5.50%, 9/15/79(e)(f)	USD	23,605,000	23,427,493
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	17,225,000	16,468,137
8.75%, 3/15/32	USD	30,350,000	36,703,960
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	7,172,070
5.25%, 6/6/29(b)	USD	1,449,000	1,445,963
Verizon Communications, Inc. (United States)
5.742%, 6/15/56(e)(f)	GBP	12,800,000	17,241,804
3.996%, 6/15/56(e)(f)	EUR	14,775,000	17,275,477
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	7,241,400
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	USD	21,050,000	22,298,526
			792,644,468
Utilities: 1.9%
American Electric Power Co., Inc. (United States)
5.20%, 1/15/29	USD	12,850,000	13,244,457
Dominion Energy, Inc. (United States)
4.60%, 5/15/28	USD	3,375,000	3,414,390
3.375%, 4/1/30	USD	5,000,000	4,824,188
5.00%, 6/15/30	USD	14,575,000	14,974,865
NextEra Energy, Inc. (United States)
4.685%, 9/1/27	USD	15,300,000	15,481,809
4.85%, 2/4/28	USD	1,600,000	1,629,311
5.05%, 3/15/30	USD	7,070,000	7,293,670
5.00%, 7/15/32	USD	4,500,000	4,609,211
5.65%, 5/1/79(e)(f)	USD	3,000,000	3,029,283
The Southern Co. (United States)

		Par Value	Value
5.113%, 8/1/27	USD	4,425,000	$4,495,746
3.75%, 9/15/51(e)(f)	USD	14,226,000	14,024,570
			87,021,500
			1,253,905,813
Total Debt Securities (Cost $4,336,966,035)			$4,430,243,763
Short-Term Investments: 2.4%
		Par Value/ Shares	Value
Repurchase Agreements: 1.5%
Fixed Income Clearing Corp.(h) 3.78%, dated 12/31/25, due 1/2/26, maturity value $64,013,440	USD	64,000,000	$64,000,000
Fixed Income Clearing Corp.(h) 1.35%, dated 12/31/25, due 1/2/26, maturity value $4,570,258	USD	4,569,915	4,569,915
			68,569,915
Money Market Fund: 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	42,165,326	42,165,326
Total Short-Term Investments (Cost $110,735,241)			$110,735,241
Total Investments in Securities (Cost $4,447,701,276)		99.3%	$4,540,979,004
Other Assets Less Liabilities		0.7%	32,694,201
Net Assets		100.0%	$4,573,673,205
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Inflation-linked
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.50%-3.75%, 4/30/27-9/30/29. Total collateral value is $69,941,392.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 4

Consolidated Portfolio of Investments  December 31, 2025
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	3,453	3/20/26	$388,246,687	$(2,819,448)
UK-Gilt	654	3/27/26	80,548,104	562,903
Ultra 10 Year U.S. Treasury Note	1,619	3/20/26	186,210,297	(554,069)
				$(2,810,614)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Morgan Stanley	5/8/26	USD	17,251,973	CHF	13,927,000	$(555,497)
HSBC	6/12/26	USD	1,929,550	CHF	1,504,000	(199)
Morgan Stanley	6/12/26	USD	9,120,517	CHF	7,085,000	29,913
Morgan Stanley	6/12/26	USD	4,377,132	CHF	3,455,000	(55,901)
COP: Colombian Peso
Barclays	1/22/26	USD	16,591,290	COP	72,197,000,000	(2,353,343)
State Street	1/22/26	USD	3,513,865	COP	15,634,240,000	(588,590)
State Street	1/22/26	USD	3,641,886	COP	16,176,529,500	(602,867)
Goldman Sachs	2/12/26	USD	16,656,548	COP	72,431,000,000	(2,173,664)
Morgan Stanley	2/12/26	USD	4,234,069	COP	17,533,281,000	(324,136)
State Street	2/12/26	USD	3,599,386	COP	15,371,900,000	(396,915)
State Street	2/12/26	USD	2,118,047	COP	8,251,275,200	(27,074)
EUR: Euro
Barclays	1/8/26	USD	31,354,783	EUR	29,659,589	(3,506,122)
Barclays	1/8/26	EUR	3,784,000	USD	4,377,528	70,061
HSBC	1/8/26	USD	2,210,354	EUR	2,068,203	(220,543)
HSBC	1/8/26	USD	31,612,099	EUR	29,876,312	(3,503,535)
HSBC	1/8/26	USD	8,105,683	EUR	7,029,234	(156,248)
Morgan Stanley	1/8/26	EUR	3,158,880	USD	3,702,394	10,449
Morgan Stanley	1/8/26	EUR	3,737,541	USD	4,359,206	33,777
Standard Chartered	1/8/26	EUR	7,936,888	USD	9,162,020	166,737
Standard Chartered	1/8/26	EUR	1,158,000	USD	1,358,278	2,797
HSBC	10/9/26	USD	6,144,678	EUR	5,211,062	(51,083)
Morgan Stanley	10/9/26	USD	4,406,938	EUR	3,743,377	(43,800)
Standard Chartered	10/9/26	USD	17,240,215	EUR	14,775,000	(326,718)
Standard Chartered	10/9/26	USD	24,065,300	EUR	20,364,618	(147,483)
Standard Chartered	10/9/26	USD	23,951,860	EUR	20,235,901	(107,884)
PAGE 5 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
GBP: British Pound
HSBC	1/16/26	USD	3,957,593	GBP	2,965,004	$(39,039)
HSBC	1/16/26	USD	31,302,109	GBP	23,007,681	289,254
HSBC	1/16/26	USD	2,992,246	GBP	2,278,069	(78,442)
Morgan Stanley	1/16/26	USD	4,312,223	GBP	3,208,185	(12,201)
Standard Chartered	10/23/26	USD	25,297,618	GBP	18,988,706	(271,646)
Standard Chartered	10/23/26	USD	16,686,025	GBP	12,800,000	(549,830)
MXN: Mexican Peso
Bank of America	4/24/26	USD	9,899,706	MXN	202,958,820	(1,248,816)
Bank of America	6/26/26	USD	6,442,741	MXN	127,476,075	(513,513)
Bank of America	6/26/26	USD	3,097,435	MXN	58,786,844	(110,510)
NOK: Norwegian Krone
Citibank	2/6/26	USD	3,886,185	NOK	39,801,918	(62,771)
HSBC	2/6/26	USD	3,939,215	NOK	39,797,838	(9,337)
Morgan Stanley	7/24/26	USD	11,143,953	NOK	113,771,792	(125,532)
HSBC	9/18/26	USD	11,214,809	NOK	110,237,345	303,146
Morgan Stanley	12/11/26	USD	14,124,374	NOK	143,750,812	(89,470)
NZD: New Zealand Dollar
Citibank	3/13/26	USD	3,275,405	NZD	5,458,253	124,876
HSBC	3/13/26	USD	5,457,623	NZD	9,094,928	207,989
Morgan Stanley	3/13/26	USD	9,783,826	NZD	17,017,718	(38,878)
Morgan Stanley	3/13/26	USD	8,615,868	NZD	14,986,465	(34,388)
HSBC	8/28/26	USD	6,082,084	NZD	10,355,684	74,580
Morgan Stanley	8/28/26	USD	26,615,222	NZD	44,945,314	541,701
Morgan Stanley	11/6/26	USD	4,359,549	NZD	7,628,365	(71,972)
Morgan Stanley	11/6/26	USD	3,432,776	NZD	5,881,808	15,876
Standard Chartered	11/6/26	USD	24,124,278	NZD	41,262,768	153,632
PEN: Peruvian Sol
Citibank	3/5/26	USD	8,622,844	PEN	31,745,000	(801,842)
Citibank	3/5/26	USD	8,313,132	PEN	30,520,000	(747,867)
Citibank	3/5/26	USD	12,961,098	PEN	47,610,000	(1,173,704)
Citibank	3/5/26	USD	3,747,331	PEN	13,864,000	(368,714)
Citibank	5/15/26	USD	13,509,246	PEN	50,200,358	(1,352,542)
Citibank	5/15/26	USD	13,604,477	PEN	50,608,655	(1,378,186)
Bank of America	8/21/26	USD	6,861,696	PEN	23,338,000	(19,422)
HSBC	8/21/26	USD	3,069,007	PEN	10,438,000	(8,596)
ZAR: South African Rand
Morgan Stanley	1/15/26	USD	8,460,706	ZAR	146,178,851	(360,901)
Standard Chartered	1/15/26	USD	5,790,149	ZAR	113,165,568	(1,039,170)
Bank of America	4/24/26	USD	2,481,754	ZAR	47,632,312	(372,186)
Goldman Sachs	4/24/26	USD	1,930,201	ZAR	34,853,000	(158,054)
HSBC	4/24/26	USD	3,184,532	ZAR	56,040,680	(173,205)
HSBC	4/24/26	USD	9,854,630	ZAR	171,601,259	(427,041)
Unrealized gain on currency forward contracts						2,024,788
Unrealized loss on currency forward contracts						(26,779,377)
Net unrealized loss on currency forward contracts						$(24,754,589)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 6

Consolidated
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments in securities, at value (cost $4,447,701,276)	$4,540,979,004
Unrealized appreciation on currency forward contracts	2,024,788
Cash pledged as collateral for currency forward contracts	25,320,000
Cash	100
Cash denominated in foreign currency (cost $654,123)	652,703
Deposits with broker for futures contracts	12,567,900
Receivable for Fund shares sold	6,780,455
Dividends and interest receivable	47,508,291
Expense reimbursement receivable	225,207
Prepaid expenses and other assets	29,425
4,636,087,873
Liabilities:
Unrealized depreciation on currency forward contracts	26,779,377
Payable for variation margin for futures contracts	862,703
Payable for investments purchased	29,780,600
Payable for Fund shares redeemed	2,926,758
Management fees payable	1,709,816
Accrued expenses	355,414
62,414,668
Net Assets	$4,573,673,205
Net Assets Consist of:
Paid in capital	$4,587,656,596
Accumulated loss	(13,983,391)
$4,573,673,205
Class I
Total net assets	$4,224,973,165
Shares outstanding	375,483,521
Net asset value per share	$11.25
Class X
Total net assets	$348,700,040
Shares outstanding	30,993,439
Net asset value per share	$11.25
Consolidated
Statement of Operations
Year Ended December 31, 2025
Investment Income:
Dividends	$464,151
Interest (net of foreign taxes of $424,765)	197,322,688
197,786,839
Expenses:
Investment advisory fees	13,149,419
Administrative services fees
Class I	3,453,051
Class X	151,963
Custody and fund accounting fees	451,251
Professional services	288,720
Shareholder reports	155,908
Registration fees	317,313
Trustees fees	526,032
Miscellaneous	60,725
Total expenses	18,554,382
Expenses reimbursed by investment manager	(1,891,621)
Net expenses	16,662,761
Net Investment Income	181,124,078
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $13,424)	(745,650)
Futures contracts	11,813,412
Currency forward contracts	(288,198)
Foreign currency transactions	1,760,977
Net change in unrealized appreciation/depreciation
Investments in securities	241,178,705
Futures contracts	2,339,129
Currency forward contracts	(43,978,992)
Foreign currency translation	1,022,045
Net realized and unrealized gain	213,101,428
Net Change in Net Assets From Operations	$394,225,506
PAGE 7 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$181,124,078	$139,548,243
Net realized gain (loss)	12,540,541	(41,183,646)
Net change in unrealized appreciation/depreciation	200,560,887	(88,792,301)
	394,225,506	9,572,296
Distributions to Shareholders:
Class I	(150,743,707)	(129,368,658)
Class X	(13,273,701)	(11,233,959)
Total distributions	(164,017,408)	(140,602,617)
Fund Share Transactions:
Class I
Proceeds from sales of shares	1,674,184,599	1,189,019,165
Reinvestment of distributions	138,049,013	118,114,575
Cost of shares redeemed	(733,790,086)	(669,368,892)
Class X
Proceeds from sales of shares	142,447,875	174,113,779
Reinvestment of distributions	13,273,575	11,233,959
Cost of shares redeemed	(86,861,179)	(72,250,253)
Net change from Fund share transactions	1,147,303,797	750,862,333
Total change in net assets	1,377,511,895	619,832,012
Net Assets:
Beginning of year	3,196,161,310	2,576,329,298
End of year	$4,573,673,205	$3,196,161,310
Share Information:
Class I
Shares sold	150,492,851	108,768,809
Distributions reinvested	12,392,439	10,953,250
Shares redeemed	(66,697,032)	(61,557,680)
Net change in shares outstanding	96,188,258	58,164,379
Class X
Shares sold	12,863,302	16,024,782
Distributions reinvested	1,192,272	1,041,485
Shares redeemed	(7,880,917)	(6,655,666)
Net change in shares outstanding	6,174,657	10,410,601
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 8

Notes to Consolidated Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Bond Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2014, and seeks a high rate of total return consistent with long-term preservation of capital. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions  Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, gain/loss on paydowns, and inflation adjustments to the principal amount of inflation-indexed securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, region, or country. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
PAGE 9 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign receipts and are accrued at the time the associated interest income is recorded.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: holding/disposing of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on interest, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The
MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Bond Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At December 31, 2025, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Dodge & Cox Global Bond Fund ■ PAGE 10

Notes to Consolidated Financial Statements
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$1,437,152,001
Government-Related	—	339,264,310
Securitized	—	1,399,921,639
Corporate	—	1,253,905,813
Short-Term Investments
Repurchase Agreements	—	68,569,915
Money Market Fund	42,165,326	—
Total Securities	$42,165,326	$4,498,813,678
Other Investments
Futures Contracts
Appreciation	$562,903	$—
Depreciation	(3,373,517)	—
Currency Forward Contracts
Appreciation	—	2,024,788
Depreciation	—	(26,779,377)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used short currency forward contracts to hedge direct and/or indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$2,024,788	$2,024,788
Futures contracts(a)	562,903	—	562,903
	$562,903	$2,024,788	$2,587,691
Liabilities
Unrealized depreciation on currency forward contracts	$—	$26,779,377	$26,779,377
Futures contracts(a)	3,373,517	—	3,373,517
	$3,373,517	$26,779,377	$30,152,894
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$11,813,412	$—	11,813,412
Currency forward contracts	—	(288,198)	(288,198)
	$11,813,412	$(288,198)	$11,525,214
Net change in unrealized appreciation/depreciation
Futures contracts	$2,339,129	$—	2,339,129
Currency forward contracts	—	(43,978,992)	(43,978,992)
	$2,339,129	$(43,978,992)	$(41,639,863)
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2025.
Derivative		% of Net Assets
Futures contracts	USD notional value	10-15%
Currency forward contracts	USD total value	9-14%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives
PAGE 11 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements
Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of December 31, 2025.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$—	$(2,264,447)	$2,100,000	$(164,447)
Barclays	70,061	(5,859,465)	5,780,000	(9,404)
Citibank	124,876	(5,885,626)	5,700,000	(60,750)
Goldman Sachs	—	(2,331,718)	2,331,718	—
HSBC	874,969	(4,667,268)	3,792,299	—
Morgan Stanley	631,716	(1,712,676)	1,080,960	—
Standard Chartered	323,166	(2,442,731)	2,119,565	—
State Street	—	(1,615,446)	1,615,446	—
	$2,024,788	$(26,779,377)	$24,519,988	$(234,601)
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class I shares at 0.45%, and the net ordinary expense ratio of the Class X shares at an amount 0.08% less than the net ordinary expense ratio of Class I shares. These agreements cannot be terminated prior to April 30, 2026 other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the year ended December 31, 2025, Dodge & Cox reimbursed expenses of $1,655,051 and $236,570 to Class I and Class X, respectively.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, straddles, derivatives, and distributions.
Dodge & Cox Global Bond Fund ■ PAGE 12

Notes to Consolidated Financial Statements
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2025	Year Ended December 31, 2024
Class I
Ordinary income	$150,743,707	$129,368,658
Long-term capital gain	$—	$—
Class X
Ordinary income	$13,273,701	$11,233,959
Long-term capital gain	$—	$—
At December 31, 2025, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(70,485,218)
Deferred loss[2]	(4,695,240)
Net unrealized appreciation	61,197,067
Total distributable earnings	$(13,983,391)
[1]	Represents accumulated long-term capital loss as of December 31, 2025, which may be carried forward to offset future capital gains.
[2]	Represents capital loss incurred between November 1, 2025 and December 31, 2025. As permitted by tax regulation, the Fund has elected to treat this loss as arising in 2026.
At December 31, 2025, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$4,452,391,492
Unrealized appreciation	135,250,430
Unrealized depreciation	(74,228,121)
Net unrealized appreciation	61,022,309
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2025, the Fund’s commitment fee amounted to $15,660 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 6: Purchases and Sales of Investments
For the year ended December 31, 2025, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated to $1,115,769,177 and $359,420,033, respectively. For the year ended December 31, 2025, purchases and sales of U.S. government securities aggregated to $889,851,507 and $574,387,286, respectively.
Note 7: New Accounting Guidance
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments in the ASU provide for enhanced disclosures related to income taxes paid, disaggregated by federal, state, local and foreign taxes. The ASU is effective for annual periods beginning after December 15, 2024. The adoption of this ASU did not have a material impact on the financial statements.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2025, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 13 ■ Dodge & Cox Global Bond Fund

Consolidated Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2025	2024	2023	2022	2021
Class I
Net asset value, beginning of year	$10.51	$10.94	$10.08	$11.54	$12.09
Income from investment operations:
Net investment income	0.44	0.44	0.55	0.40	0.28
Net realized and unrealized gain (loss)	0.76	(0.37)	0.67	(1.35)	(0.38)
Total from investment operations	1.20	0.07	1.22	(0.95)	(0.10)
Distributions to shareholders from:
Net investment income	(0.46)	(0.50)	(0.36)	(0.51)	(0.29)
Net realized gain	—	—	—	—	(0.16)
Total distributions	(0.46)	(0.50)	(0.36)	(0.51)	(0.45)
Net asset value, end of year	$11.25	$10.51	$10.94	$10.08	$11.54
Total return	11.51%	0.57%	12.31%	(8.19)%	(0.85)%
Ratios/supplemental data:
Net assets, end of year (millions)	$4,225	$2,935	$2,419	$1,509	$1,991
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, before reimbursement by investment manager	0.50%	0.51%	0.52%	0.55%	0.60%
Ratio of net investment income to average net assets	4.81%	4.70%	4.86%	3.97%	2.82%
Portfolio turnover rate	26%	38%	52%	92%	136%
Portfolio turnover rate excluding TBA rolls(a)	26%	38%	41%	40%	40%
Class X(b)
Net asset value, beginning of year	$10.51	$10.94	$10.07	$10.52
Income from investment operations:
Net investment income	0.47	0.46	0.59	0.26
Net realized and unrealized gain (loss)	0.74	(0.38)	0.65	(0.24)
Total from investment operations	1.21	0.08	1.24	0.02
Distributions to shareholders from:
Net investment income	(0.47)	(0.51)	(0.37)	(0.47)
Net realized gain	—	—	—	—
Total distributions	(0.47)	(0.51)	(0.37)	(0.47)
Net asset value, end of year	$11.25	$10.51	$10.94	$10.07
Total return	11.60%	0.65%	12.48%	0.21%
Ratios/supplemental data:
Net assets, end of period (millions)	$349	$261	$158	$51
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.45%	0.46%	0.47%	0.47%(c)
Ratio of net investment income to average net assets	4.89%	4.78%	4.95%	4.75%(c)
Portfolio turnover rate	26%	38%	52%	92%
Portfolio turnover rate excluding TBA rolls(a)	26%	38%	41%	40%
(a)	See Note 1 regarding To-Be-Announced securities
(b)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(c)	Annualized
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox Global Bond Fund ■ PAGE 14

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Global Bond Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Dodge & Cox Global Bond Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
PAGE 15 ■ Dodge & Cox Global Bond Fund

Special 2025 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
For shareholders that are corporations, the Fund designates 100% of its ordinary dividends paid to shareholders in 2025 as Section 163(j) interest dividends.
Dodge & Cox Global Bond Fund ■ PAGE 16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The trustees fees information is included in Item 7(a) of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By:  /s/ Roger G. Kuo

Roger G. Kuo

Chair and President - Principal Executive Officer

Date: March 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By:  /s/ Roger G. Kuo

Roger G. Kuo

Chair and President - Principal Executive Officer

By:  /s/ Shelly Chu

Shelly Chu

Treasurer - Principal Financial Officer

Date: March 04, 2026